UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Sustainable Intermediate Municipal Income Fund

Semi-Annual Report
July 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary July 31, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

New York	11.8
Georgia	7.2
Florida	7.1
California	6.9
Massachusetts	6.4

Revenue Sources (% of Fund's net assets)
General Obligations	23.5
Health Care	14.8
Education	12.5
Special Tax	12.5
Electric Utilities	11.8
Others* (Individually Less Than 5%)	24.9
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 93.1%
	Principal Amount (a)	Value ($)
Alabama - 1.7%
Black Belt Energy Gas District Bonds:
Series 2022 D1, 4%, tender 6/1/27 (b)	10,000	9,962
Series 2022 F, 5.5%, tender 12/1/28 (b)	100,000	105,444
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	100,000	99,975
Southeast Energy Auth. Rev. Bonds Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	20,000	20,632
TOTAL ALABAMA		236,013
Arizona - 2.6%
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	50,000	51,385
Maricopa County Unified School District #48 Scottsdale Series D, 4% 7/1/24	80,000	80,525
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/30	50,000	52,781
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1, 5% 12/1/32	165,000	174,838
TOTAL ARIZONA		359,529
California - 6.9%
California Health Facilities Fing. Auth. Rev. Bonds Series 2019 C, 5%, tender 10/1/25 (b)	150,000	153,715
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	106,197	99,436
California Muni. Fin. Auth. Rev. Series 2018, 5% 10/1/25	15,000	15,299
California Statewide Cmntys. Dev. Auth. Rev. Series 2016, 5% 10/1/33	25,000	26,012
Los Angeles Dept. Arpt. Rev. Series 2023 A, 5.25% 5/15/39 (c)	300,000	332,758
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2017 A, 5% 7/1/32	15,000	16,150
Series 2022 B:
5% 7/1/31	30,000	35,519
5% 7/1/32	100,000	118,983
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	5,000	5,416
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2015 A, 5% 7/1/27	10,000	10,409
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2019 F1, 5% 8/1/23	125,000	125,000
TOTAL CALIFORNIA		938,697
Colorado - 3.6%
Colorado Ctfs. of Prtn. Series 2020 A, 4% 12/15/38	10,000	10,136
Colorado Health Facilities Auth. Rev. Bonds Series 2019 A2, 5% 8/1/33	125,000	134,469
Vauxmont Metropolitan District Series 2020, 5% 12/1/28 (Assured Guaranty Muni. Corp. Insured)	325,000	353,938
TOTAL COLORADO		498,543
Connecticut - 3.4%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/33	25,000	27,764
Series 2021 D, 5% 7/15/28	75,000	82,456
Connecticut Health & Edl. Facilities Auth. Rev. Series 2016 A, 2%, tender 7/1/26 (b)	35,000	33,155
Connecticut Hsg. Fin. Auth. Series 2021 D1:
5% 11/15/27	10,000	10,693
5% 11/15/28	25,000	27,142
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 4% 5/1/36	130,000	135,407
Series A:
5% 9/1/26	100,000	106,031
5% 5/1/29	20,000	22,404
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B, 5% 8/1/32	25,000	26,484
TOTAL CONNECTICUT		471,536
District Of Columbia - 0.2%
District of Columbia Univ. Rev. Series 2017:
5% 4/1/29	20,000	21,191
5% 4/1/33	10,000	10,606
TOTAL DISTRICT OF COLUMBIA		31,797
Florida - 7.1%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	30,000	30,908
Series 2020 A, 5% 7/1/33	25,000	28,110
Duval County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	250,000	280,272
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 5% 8/15/34	200,000	210,427
Florida Hsg. Fin. Corp. Rev. Series 2020 1, 3.5% 7/1/51	70,000	68,478
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 5% 10/1/29	25,000	27,201
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 5% 10/1/27	60,000	64,676
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/35	100,000	105,493
Palm Beach County School Board Ctfs. of Prtn.:
Series 2018 A, 5% 8/1/24	20,000	20,340
Series 2021 A, 5% 8/1/38	125,000	138,484
TOTAL FLORIDA		974,389
Georgia - 5.7%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009, 3.95%, tender 3/8/28 (b)	100,000	99,352
Series 2013, 2.875%, tender 8/19/25 (b)	100,000	96,904
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	10,000	10,718
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	135,000	135,242
Series 2021 A, 4%, tender 9/1/27 (b)	100,000	99,597
Series 2022 B, 5%, tender 6/1/29 (b)	15,000	15,498
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2023 A, 5% 7/1/39	100,000	113,850
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 3.875%, tender 3/6/26 (b)	100,000	99,391
Private Colleges & Univs. Auth. Rev. Series 2019 A, 5% 9/1/39	100,000	108,682
TOTAL GEORGIA		779,234
Hawaii - 0.1%
Honolulu City & County Gen. Oblig. Series 2019 A, 5% 9/1/27	10,000	10,834
Illinois - 6.1%
Illinois Fin. Auth. Series 2022 A, 5% 10/1/32	100,000	104,493
Illinois Fin. Auth. Academic Facilities:
(Provident Group - UIUC Properties LLC - Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/29	250,000	274,002
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/32	10,000	10,860
5% 10/1/38	100,000	104,436
Illinois Fin. Auth. Rev.:
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	30,000	31,448
Series 2014 A, 5% 10/1/26	40,000	40,768
Series 2016 A, 5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	50,000	52,767
Illinois Gen. Oblig.:
Series 2014, 5% 2/1/39	100,000	100,282
Series 2023 C, 5% 5/1/29	50,000	54,442
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	20,000	19,691
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/24	40,000	40,321
TOTAL ILLINOIS		833,510
Indiana - 1.0%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds Series 2022 A1, 4.5%, tender 6/1/32 (b)(c)	100,000	100,171
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B, Series 2021 B, 5% 1/1/28	15,000	16,108
Series A, 5% 7/1/28	25,000	27,331
TOTAL INDIANA		143,610
Iowa - 0.8%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2022 B, 5% 12/1/29 (c)	100,000	108,076
Kentucky - 1.8%
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/33	5,000	5,113
4% 6/1/35	15,000	15,081
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4.05%, tender 9/1/23 (b)(c)	100,000	99,962
Kentucky State Property & Buildings Commission Rev.:
Series A:
5% 11/1/31	30,000	32,824
5% 11/1/33	15,000	16,373
Series B, 5% 8/1/26	75,000	78,878
TOTAL KENTUCKY		248,231
Louisiana - 0.7%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	100,000	99,346
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 5% 7/1/28	10,000	10,601
Maryland - 2.7%
Baltimore County Gen. Oblig. Series 2023, 5% 3/1/40	100,000	114,092
Baltimore Proj. Rev. (Wtr. Projs.) Series 2014 A, 5% 7/1/24	150,000	152,120
Maryland Dept. of Trans.:
Series 2016, 4% 9/1/27	15,000	15,688
Series 2021 A, 2% 10/1/34	15,000	12,733
Maryland Gen. Oblig. Series A, 5% 8/1/34	15,000	17,199
Montgomery County Gen. Oblig. Ctfs. of Prtn. Series 2020 A, 5% 10/1/27	50,000	54,367
TOTAL MARYLAND		366,199
Massachusetts - 6.4%
Arlington Gen. Oblig. Series 2021:
2% 9/15/34	275,000	233,408
2% 9/15/35	100,000	82,521
Foxborough Gen. Oblig. Series 2016, 3% 5/15/46	25,000	20,376
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2015 B, 5% 7/1/26 (Pre-Refunded to 7/1/25 @ 100)	10,000	10,357
Series 2016 A, 0% 7/1/29	5,000	4,038
Series 2021 A1, 5% 7/1/35	45,000	51,713
Massachusetts Commonwealth Trans. Fund Rev. Series 2021 A, 5% 6/1/51	100,000	107,267
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/32	15,000	16,273
Bonds Series A1, 5%, tender 1/31/30 (b)	20,000	22,148
Series 2015 O1, 4% 7/1/45	30,000	28,722
Series 2018 L, 5% 10/1/33	35,000	35,971
Series 2020 A:
5% 10/15/29	35,000	39,942
5% 10/15/30	20,000	23,255
Series 2021 G, 4% 7/1/46	75,000	71,010
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	15,000	15,994
Series 2017 D, 5% 7/1/27	25,000	27,112
Series A, 5% 7/1/31	10,000	10,568
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/32	10,000	11,487
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/32	50,000	57,728
TOTAL MASSACHUSETTS		869,890
Michigan - 1.7%
Grand Rapids San. Swr. Sys. Rev.:
Series 2018, 5% 1/1/35	5,000	5,407
Series 2018, 5% 1/1/29	25,000	27,371
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 B, 5% 7/1/29	45,000	50,423
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	10,000	9,871
Lake Orion Cmnty. School District Series 2016, 5% 5/1/25	10,000	10,314
Michigan Fin. Auth. Rev.:
Bonds Series 2019 B, 5%, tender 11/16/26 (b)	10,000	10,370
Series 2016:
5% 11/15/28	15,000	15,634
5% 11/15/30	35,000	36,554
5% 11/15/34	15,000	15,619
Series 2022, 5% 12/1/32	25,000	26,393
Michigan Hosp. Fin. Auth. Rev. Series 2010 F4, 5% 11/15/47	10,000	10,447
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/39	10,000	11,036
TOTAL MICHIGAN		229,439
Minnesota - 3.1%
Anoka-Hennepin Independent School District #11 Series 2020 A, 4% 2/1/29	10,000	10,495
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/24	265,000	271,141
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/30	15,000	16,919
Minnesota Hsg. Fin. Agcy.:
Series 2022 A, 5% 8/1/32	100,000	115,951
Series B, 4% 8/1/36	15,000	15,396
TOTAL MINNESOTA		429,902
Nebraska - 1.4%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	50,000	49,955
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020 A, 5% 11/15/30	125,000	139,389
TOTAL NEBRASKA		189,344
New Hampshire - 1.6%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2020 A3, 4%, tender 9/1/23 (b)(c)	100,000	99,986
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	15,000	15,431
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	5,000	5,165
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	98,987	94,543
TOTAL NEW HAMPSHIRE		215,125
New Jersey - 5.0%
New Jersey Econ. Dev. Auth. Series 2024 SSS, 5% 6/15/27 (d)	100,000	103,770
New Jersey Edl. Facility Series A, 5% 7/1/36	15,000	15,798
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 7/1/33	10,000	10,558
New Jersey Trans. Trust Fund Auth.:
Series 2018 A, 5% 12/15/32	100,000	108,658
Series 2021 A, 5% 6/15/33	95,000	106,502
Series 2022 A, 4% 6/15/39	30,000	29,733
Series 2022 BB, 5% 6/15/31	135,000	152,477
Series 2022 CC, 5% 6/15/33	100,000	114,088
Series A, 0% 12/15/31	50,000	36,769
TOTAL NEW JERSEY		678,353
New York - 11.8%
Dutchess County Local Dev. Corp. Rev. (Vassar College Proj.) Series 2020, 5% 7/1/45	25,000	26,711
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2018, 5% 9/1/27	15,000	16,293
Series 2020 A, 5% 9/1/38	165,000	182,192
Series 2022 A, 5% 9/1/33	100,000	118,424
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2017 S1, 5% 7/15/28	50,000	54,100
New York Dorm. Auth. Rev. Series 2022 A, 5% 7/1/34	200,000	217,326
New York Dorm. Auth. Sales Tax Rev. Series 2015 A, 5% 3/15/24 (Escrowed to Maturity)	25,000	25,279
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/27	20,000	21,167
5% 11/15/29	50,000	53,249
5% 11/15/31	140,000	149,064
Series 2019 C, 5% 11/15/39	70,000	73,697
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	10,000	10,676
Series 2019 D, 4% 2/15/36	15,000	15,510
New York State Urban Dev. Corp. Series 2020 E, 4% 3/15/35	30,000	31,161
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	80,000	87,515
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 5% 3/15/34	205,000	235,721
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A, 5% 7/1/45	85,000	91,084
Suffolk County Gen. Oblig. Series 2017 D, 4% 2/1/28 (Build America Mutual Assurance Insured)	100,000	105,125
Triborough Bridge & Tunnel Auth. Series 2023 A, 4% 11/15/34	100,000	107,604
TOTAL NEW YORK		1,621,898
North Carolina - 1.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	25,000	27,303
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B, 5% 12/1/38	100,000	112,715
TOTAL NORTH CAROLINA		140,018
Ohio - 2.3%
Ohio Air Quality Dev. Auth. Rev. Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(c)	150,000	148,632
Ohio Gen. Oblig. Series 2019 A, 5% 5/1/30	20,000	21,509
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/29	25,000	26,914
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	90,000	90,230
Ohio Spl. Oblig. Series 2021 A, 5% 4/1/41	20,000	21,857
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A, 5% 12/1/29	10,000	11,328
TOTAL OHIO		320,470
Oklahoma - 0.4%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/26	40,000	40,454
Oklahoma State Univ. Agricultural And Mechanical College Series 2020 A, 5% 9/1/32	10,000	11,351
TOTAL OKLAHOMA		51,805
Oregon - 1.6%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/38	10,000	10,642
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	30,000	32,921
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	25,000	24,248
Union County Hosp. Facility Auth. (Grande Ronde Hosp. Proj.) Series 2022, 5% 7/1/25	150,000	152,447
TOTAL OREGON		220,258
Pennsylvania - 0.8%
Cumberland County Muni. Auth. Rev. (Dickinson Proj.) Series 2017, 5% 5/1/37	5,000	5,276
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/27	50,000	52,305
5% 7/15/28	35,000	36,934
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/31	10,000	10,826
TOTAL PENNSYLVANIA		105,341
Rhode Island - 0.8%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2021 A, 5% 12/1/30 (c)	100,000	108,447
Tennessee - 0.6%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 5% 4/1/27	20,000	20,770
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 5% 1/1/28	50,000	54,554
TOTAL TENNESSEE		75,324
Texas - 2.6%
Alvin Independent School District Series 2016 A, 5% 2/15/28	25,000	26,179
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/25	15,000	15,417
Georgetown Util. Sys. Rev. Series 2022, 5% 8/15/27 (Assured Guaranty Muni. Corp. Insured)	100,000	107,134
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2014 A, 5% 12/1/26	90,000	92,155
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	5,453
Series 2020 A, 5% 5/15/27	10,000	10,742
Tarrant Reg'l. Wtr. District (City of Dallas Proj.) Series 2021 A, 4% 9/1/25	45,000	45,829
Wichita Falls Independent School District Series 2021, 4% 2/1/28	50,000	52,175
TOTAL TEXAS		355,084
Virginia - 3.6%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	105,000	96,415
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.) Series 2017 E, 5% 2/1/31	10,000	10,913
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	15,000	16,393
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	60,000	65,311
(Virginia Gen. Oblig.) Series 2017 A, 5% 5/15/27	15,000	16,185
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 5% 7/1/28	270,000	288,789
TOTAL VIRGINIA		494,006
Washington - 3.7%
Energy Northwest Elec. Rev. Series 2020 A, 5% 7/1/34	95,000	108,282
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/27	50,000	54,076
Series 2018 C, 5% 8/1/30	25,000	26,959
Series 2018 D, 5% 8/1/33	20,000	21,474
Series 2020 A, 5% 8/1/27	65,000	70,298
Series 2020 C, 5% 2/1/37	15,000	16,623
Series R-2017 A, 5% 8/1/30	10,000	10,552
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/27	25,000	25,606
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	45,000	47,439
Series 2017 A, 4% 7/1/37	125,000	116,368
Series 2019 A2, 5% 8/1/33	10,000	10,758
TOTAL WASHINGTON		508,435
Wisconsin - 0.2%
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/25 (Escrowed to Maturity)	10,000	10,314
5% 5/1/26 (Escrowed to Maturity)	20,000	21,058
TOTAL WISCONSIN		31,372
TOTAL MUNICIPAL BONDS (Cost $12,777,150)		12,754,656

Municipal Notes - 2.2%
	Principal Amount (a)	Value ($)
Delaware - 0.7%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 4.81% 8/1/23, VRDN (b)(c)	100,000	100,000
Georgia - 1.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2018, 4.95% 8/1/23, VRDN (b)	200,000	200,000
TOTAL MUNICIPAL NOTES (Cost $300,000)		300,000

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.30% (e)(f) (Cost $543,994)	543,891	544,007

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $13,621,144)	13,598,663
NET OTHER ASSETS (LIABILITIES) - 0.8%	104,613
NET ASSETS - 100.0%	13,703,276

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.30%	385,996	1,306,991	1,149,000	3,032	-	20	544,007	0.0%
Total	385,996	1,306,991	1,149,000	3,032	-	20	544,007

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	13,054,656	-	13,054,656	-

Money Market Funds	544,007	544,007	-	-
Total Investments in Securities:	13,598,663	544,007	13,054,656	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,077,150)	$13,054,656
Fidelity Central Funds (cost $543,994)	544,007

Total Investment in Securities (cost $13,621,144)		$13,598,663
Cash		100,515
Receivable for fund shares sold		561
Interest receivable		136,227
Distributions receivable from Fidelity Central Funds		958
Prepaid expenses		10
Receivable from investment adviser for expense reductions		5,623
Other receivables		40
Total assets		13,842,597
Liabilities
Payable for investments purchased on a delayed delivery basis	$103,754
Payable for fund shares redeemed	149
Distributions payable	3,748
Accrued management fee	3,946
Distribution and service plan fees payable	1,437
Other affiliated payables	1,561
Audit fee payable	24,603
Other payables and accrued expenses	123
Total Liabilities		139,321
Net Assets		$13,703,276
Net Assets consist of:
Paid in capital		$13,722,870
Total accumulated earnings (loss)		(19,594)
Net Assets		$13,703,276

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,557,183 ÷ 156,015 shares)(a)		$9.98
Maximum offering price per share (100/96.00 of $9.98)		$10.40
Class M :
Net Asset Value and redemption price per share ($1,118,388 ÷ 112,051 shares)(a)		$9.98
Maximum offering price per share (100/96.00 of $9.98)		$10.40
Class C :
Net Asset Value and offering price per share ($1,057,449 ÷ 106,983 shares)(a)		$9.88
Fidelity Sustainable Intermediate Municipal Income Fund :
Net Asset Value, offering price and redemption price per share ($7,904,438 ÷ 791,918 shares)		$9.98
Class I :
Net Asset Value, offering price and redemption price per share ($1,032,507 ÷ 103,443 shares)		$9.98
Class Z :
Net Asset Value, offering price and redemption price per share ($1,033,311 ÷ 103,522 shares)		$9.98
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Interest		$210,965
Income from Fidelity Central Funds		3,032
Total Income		213,997
Expenses
Management fee	$23,175
Transfer agent fees	7,263
Distribution and service plan fees	8,608
Accounting fees and expenses	1,731
Custodian fees and expenses	3,057
Independent trustees' fees and expenses	22
Registration fees	100,287
Audit	25,149
Legal	30
Miscellaneous	18
Total expenses before reductions	169,340
Expense reductions	(136,830)
Total expenses after reductions		32,510
Net Investment income (loss)		181,487
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,708
Total net realized gain (loss)		12,708
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(226,818)
Fidelity Central Funds	20
Total change in net unrealized appreciation (depreciation)		(226,798)
Net gain (loss)		(214,090)
Net increase (decrease) in net assets resulting from operations		$(32,603)
Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	For the period April 13, 2022 (commencement of operations) through January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$181,487	$215,330
Net realized gain (loss)	12,708	(4,493)
Change in net unrealized appreciation (depreciation)	(226,798)	204,317
Net increase (decrease) in net assets resulting from operations	(32,603)	415,154
Distributions to shareholders	(181,830)	(220,316)

Share transactions - net increase (decrease)	791,162	12,931,709
Total increase (decrease) in net assets	576,729	13,126,547

Net Assets
Beginning of period	13,126,547	-
End of period	$13,703,276	$13,126,547

Fidelity® Advisor Sustainable Intermediate Municipal Income Fund Class A

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.130	.181
Net realized and unrealized gain (loss)	(.163)	.137
Total from investment operations	(.033)	.318
Distributions from net investment income	(.127)	(.178)
Total distributions	(.127)	(.178)
Net asset value, end of period	$9.98	$10.14
Total Return D,E,F	(.32)%	3.24%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.72% I	2.34% I,J
Expenses net of fee waivers, if any	.62% I	.62% I
Expenses net of all reductions	.62% I	.61% I
Net investment income (loss)	2.61% I	2.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,557	$1,563
Portfolio turnover rate K	26% I	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Advisor Sustainable Intermediate Municipal Income Fund Class M

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.130	.181
Net realized and unrealized gain (loss)	(.163)	.137
Total from investment operations	(.033)	.318
Distributions from net investment income	(.127)	(.178)
Total distributions	(.127)	(.178)
Net asset value, end of period	$9.98	$10.14
Total Return D,E,F	(.32)%	3.24%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.76% I	2.36% I,J
Expenses net of fee waivers, if any	.62% I	.62% I
Expenses net of all reductions	.62% I	.61% I
Net investment income (loss)	2.61% I	2.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,118	$1,122
Portfolio turnover rate K	26% I	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Advisor Sustainable Intermediate Municipal Income Fund Class C

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.092	.120
Net realized and unrealized gain (loss)	(.166)	.137
Total from investment operations	(.074)	.257
Distributions from net investment income	(.126)	(.177)
Total distributions	(.126)	(.177)
Net asset value, end of period	$9.88	$10.08
Total Return D,E,F	(.73)%	2.62%
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.52% I	3.08% I,J
Expenses net of fee waivers, if any	1.37% I	1.37% I
Expenses net of all reductions	1.37% I	1.36% I
Net investment income (loss)	1.86% I	1.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,057	$1,065
Portfolio turnover rate K	26% I	14% I

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Intermediate Municipal Income Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.142	.200
Net realized and unrealized gain (loss)	(.163)	.138
Total from investment operations	(.021)	.338
Distributions from net investment income	(.139)	(.198)
Total distributions	(.139)	(.198)
Net asset value, end of period	$9.98	$10.14
Total Return D,E	(.20)%	3.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.39% H	2.03% H,I
Expenses net of fee waivers, if any	.37% H	.37% H
Expenses net of all reductions	.37% H	.36% H
Net investment income (loss)	2.86% H	2.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$7,904	$7,307
Portfolio turnover rate J	26% H	14% H

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Advisor Sustainable Intermediate Municipal Income Fund Class I

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.142	.201
Net realized and unrealized gain (loss)	(.163)	.137
Total from investment operations	(.021)	.338
Distributions from net investment income	(.139)	(.198)
Total distributions	(.139)	(.198)
Net asset value, end of period	$9.98	$10.14
Total Return D,E	(.20)%	3.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.52% H	2.12% H,I
Expenses net of fee waivers, if any	.37% H	.37% H
Expenses net of all reductions	.37% H	.36% H
Net investment income (loss)	2.86% H	2.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,033	$1,035
Portfolio turnover rate J	26% H	14% H

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Sustainable Intermediate Municipal Income Fund Class Z

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.145	.205
Net realized and unrealized gain (loss)	(.163)	.137
Total from investment operations	(.018)	.342
Distributions from net investment income	(.142)	(.202)
Total distributions	(.142)	(.202)
Net asset value, end of period	$9.98	$10.14
Total Return D,E	(.17)%	3.49%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.38% H	2.04% H,I
Expenses net of fee waivers, if any	.31% H	.31% H
Expenses net of all reductions	.31% H	.30% H
Net investment income (loss)	2.92% H	2.57% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,033	$1,035
Portfolio turnover rate J	26% H	14% H

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023

1. Organization.
Fidelity Sustainable Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Intermediate Municipal Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$99,240
Gross unrealized depreciation	(116,925)
Net unrealized appreciation (depreciation)	$(17,685)
Tax cost	$13,616,348

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,491)
Total capital loss carryforward	$(4,491)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Intermediate Municipal Income Fund	2,456,891	1,642,119
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,938	$1,340
Class M	-%	.25%	1,393	1,283
Class C	.75%	.25%	5,277	5,267
			$8,608	$7,890

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$1,073.14
Class M	962.17
Class C	956.18
Fidelity Sustainable Intermediate Municipal Income Fund	3,078.08
Class I	937.18
Class Z	257.05
	$7,263
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Sustainable Intermediate Municipal Income Fund	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Sustainable Intermediate Municipal Income Fund	$7
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.62%	$16,110
Class M	.62%	11,802
Class C	1.37%	11,267
Fidelity Sustainable Intermediate Municipal Income Fund	.37%	75,883
Class I	.37%	10,954
Class Z	.31%	10,554
		$136,570
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $40.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $220.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2023	Year ended January 31, 2023A
Fidelity Sustainable Intermediate Municipal Income Fund
Distributions to shareholders
Class A	$19,661	$20,582
Class M	14,128	18,384
Class C	13,418	17,991
Fidelity Sustainable Intermediate Municipal Income Fund	105,679	123,006
Class I	14,323	19,937
Class Z	14,621	20,416
Total	$181,830	$220,316

A For the period April 13, 2022 (commencement of operations) through January 31, 2023.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2023	Year ended January 31, 2023A	Six months ended July 31, 2023	Year ended January 31, 2023A
Fidelity Sustainable Intermediate Municipal Income Fund
Class A
Shares sold	1,269	152,415	$12,750	$1,510,973
Reinvestment of distributions	1,968	2,073	19,657	20,582
Shares redeemed	(1,382)	(328)	(13,830)	(3,253)
Net increase (decrease)	1,855	154,160	$18,577	$1,528,302
Class M
Shares sold	-	108,784	$ -	$1,085,981
Reinvestment of distributions	1,414	1,853	14,128	18,384
Net increase (decrease)	1,414	110,637	$14,128	$1,104,365
Class C
Shares sold	2	104,646	$22	$1,046,011
Reinvestment of distributions	1,354	1,821	13,418	17,991
Shares redeemed	(4)	(836)	(44)	(8,058)
Net increase (decrease)	1,352	105,631	$13,396	$1,055,944
Fidelity Sustainable Intermediate Municipal Income Fund
Shares sold	76,599	731,710	$768,022	$7,308,238
Reinvestment of distributions	8,453	10,931	84,448	108,350
Shares redeemed	(13,554)	(22,221)	(136,341)	(213,843)
Net increase (decrease)	71,498	720,420	$716,129	$7,202,745
Class I
Shares sold	299	100,000	$3,000	$1,000,000
Reinvestment of distributions	1,434	2,010	14,323	19,937
Shares redeemed	(300)	-	(3,012)	-
Net increase (decrease)	1,433	102,010	$14,311	$1,019,937
Class Z
Shares sold	-	100,000	$ -	$1,000,000
Reinvestment of distributions	1,463	2,059	14,621	20,416
Net increase (decrease)	1,463	102,059	$14,621	$1,020,416

A For the period April 13, 2022 (commencement of operations) through January 31, 2023.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Intermediate Municipal Income Fund	75%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023
Fidelity® Sustainable Intermediate Municipal Income Fund
Class A	.62%
Actual		$ 1,000	$ 996.80	$ 3.07
Hypothetical-B		$ 1,000	$ 1,021.72	$ 3.11
Class M	.62%
Actual		$ 1,000	$ 996.80	$ 3.07
Hypothetical-B		$ 1,000	$ 1,021.72	$ 3.11
Class C	1.37%
Actual		$ 1,000	$ 992.70	$ 6.77
Hypothetical-B		$ 1,000	$ 1,018.00	$ 6.85
Fidelity® Sustainable Intermediate Municipal Income Fund	.37%
Actual		$ 1,000	$ 998.00	$ 1.83
Hypothetical-B		$ 1,000	$ 1,022.96	$ 1.86
Class I	.37%
Actual		$ 1,000	$ 998.00	$ 1.83
Hypothetical-B		$ 1,000	$ 1,022.96	$ 1.86
Class Z	.31%
Actual		$ 1,000	$ 998.30	$ 1.54
Hypothetical-B		$ 1,000	$ 1,023.26	$ 1.56

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9904922.101
SNT-SANN-0923
Fidelity® Municipal Core Plus Bond Fund

Semi-Annual Report
July 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary July 31, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

New Jersey	12.8
Illinois	11.9
New York	10.3
California	10.0
Connecticut	5.8

Revenue Sources (% of Fund's net assets)
General Obligations	26.3
Health Care	15.9
Transportation	10.4
Education	9.5
Special Tax	9.4
Housing	8.4
Others* (Individually Less Than 5%)	20.1
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 95.6%
	Principal Amount (a)	Value ($)
Alabama - 1.9%
Black Belt Energy Gas District Bonds:
Series 2022 C1, 5.25%, tender 6/1/29 (b)	630,000	661,390
Series 2022 E, 5%, tender 6/1/28 (b)	65,000	67,449
TOTAL ALABAMA		728,839
Arizona - 1.2%
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Proj.) Series 2017 B, 3.75%, tender 3/31/26 (b)	100,000	100,282
Phoenix Civic Impt. Board Arpt. Rev. Series 2023, 5% 7/1/24 (c)	100,000	101,053
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5% 12/1/37	260,000	271,754
TOTAL ARIZONA		473,089
California - 5.6%
California Gen. Oblig.:
Series 2020, 4% 11/1/37	50,000	51,756
Series 2022, 4.75% 12/1/42	250,000	266,645
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	579,257	542,377
Series 2023 A1, 4.375% 9/20/36	99,891	99,310
California Muni. Fin. Auth. Rev. Series 2017 A:
3.5% 6/1/34	50,000	48,717
3.75% 6/1/37	40,000	38,086
Fresno Arpt. Rev. Series 2023 A, 5% 7/1/53 (Build America Mutual Assurance Insured) (c)	500,000	523,449
Los Angeles Dept. Arpt. Rev.:
Series 2019 A, 5% 5/15/35 (c)	10,000	10,734
Series 2019 C, 5% 5/15/25 (Escrowed to Maturity)	25,000	25,913
Los Angeles Unified School District:
Series 2016 B, 2% 7/1/29	10,000	9,191
Series 2020 C, 3% 7/1/35	5,000	4,665
San Diego Unified School District Series 2012 R1, 0% 7/1/31	10,000	7,841
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2023 A, 5% 5/1/38 (c)	500,000	541,462
San Mateo County Cmnty. College District Series 2019, 5% 9/1/38	5,000	5,545
TOTAL CALIFORNIA		2,175,691
Colorado - 1.7%
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/36	15,000	14,714
(Parkview Med. Ctr., INC. Proj.) Series 2017, 5% 9/1/26	325,000	333,495
Bonds Series 2023 A1, 5%, tender 11/15/28 (b)	90,000	97,956
Series 2019 A, 4% 11/1/39	45,000	44,434
Series 2019 A1, 4% 8/1/39	185,000	178,700
TOTAL COLORADO		669,299
Connecticut - 5.8%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	50,000	52,448
Series 2018 A, 5% 4/15/37	1,000,000	1,071,503
Series 2021 A, 3% 1/15/36	20,000	18,372
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2019 A:
5% 7/1/25	190,000	192,646
5% 7/1/26	500,000	511,513
Series 2020 A:
4% 7/1/36	5,000	4,966
5% 7/1/32	5,000	5,438
Series R, 5% 6/1/40	30,000	31,916
Connecticut Hsg. Fin. Auth. Series 2023 A, 5.25% 11/15/53	260,000	274,332
Stamford Gen. Oblig. Series 2016, 4% 8/1/26	5,000	5,091
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021, 4% 4/1/51 (d)	100,000	81,736
TOTAL CONNECTICUT		2,249,961
District Of Columbia - 1.9%
District of Columbia Gen. Oblig. Series 2016 A, 3% 6/1/41	145,000	121,261
District of Columbia Income Tax Rev. Series 2019 A, 5% 3/1/35	15,000	16,772
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2018 A, 5% 10/1/23 (c)	270,000	270,507
Series 2021 A:
4% 10/1/40 (c)	100,000	97,517
5% 10/1/26 (c)	200,000	208,802
TOTAL DISTRICT OF COLUMBIA		714,859
Florida - 0.2%
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.) Series 2020 A, 3% 12/1/48	100,000	71,818
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	15,000	15,364
TOTAL FLORIDA		87,182
Georgia - 2.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994 4, 3.8%, tender 5/21/26 (b)	340,000	337,047
Main Street Natural Gas, Inc. Bonds:
Series 2022 E, 4%, tender 12/1/29 (b)	200,000	196,506
Series 2023 A, 5%, tender 6/1/30 (b)	200,000	206,877
Series 2023 B, 5%, tender 3/1/30 (b)	250,000	262,113
Series 2023 C, 5%, tender 9/1/30 (b)	55,000	57,815
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 4% 4/1/38	5,000	5,081
TOTAL GEORGIA		1,065,439
Hawaii - 0.9%
Honolulu City & County Gen. Oblig. Series 2020 F, 5% 7/1/34	5,000	5,682
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	340,000	352,080
TOTAL HAWAII		357,762
Illinois - 11.9%
Chicago Board of Ed.:
Series 2017 D, 5% 12/1/31	100,000	102,040
Series 2022 B, 4% 12/1/41	100,000	89,761
Chicago Midway Arpt. Rev. Series 2016 A, 5% 1/1/29 (c)	20,000	20,494
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/28 (c)	5,000	5,055
Series 2016 G, 5% 1/1/42 (c)	5,000	5,086
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/38	350,000	365,526
Illinois Fin. Auth. Rev.:
Series 2015 A, 5% 11/15/25	60,000	61,886
Series 2016 A, 3% 10/1/37	20,000	17,084
Series 2016:
3.125% 5/15/37	35,000	30,933
4% 5/15/35	10,000	10,009
5% 12/1/46	5,000	5,023
Series 2017 C, 5% 3/1/26	15,000	15,484
Series 2019, 5% 4/1/35	15,000	15,918
Illinois Gen. Oblig.:
Series 2017 D, 5% 11/1/28	25,000	26,607
Series 2021 A, 5% 3/1/30	120,000	131,878
Series 2022 A, 5% 3/1/36	40,000	43,729
Series 2023 B, 5% 5/1/37	500,000	541,239
Series 2023 D, 4% 7/1/37	300,000	297,777
Series June 2016, 3.5% 6/1/29	500,000	485,795
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4%, tender 6/1/25 (b)	350,000	350,023
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series A, 5% 1/1/45	20,000	21,269
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series A, 0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	7,701
Series 2002 A, 0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,398
Series 2022 A, 0% 6/15/41	300,000	132,821
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/26	5,000	5,221
5% 6/1/27	300,000	314,238
Sales Tax Securitization Corp.:
Series 2023 A, 3% 1/1/27	264,000	256,903
Series 2023 C, 5% 1/1/35 (e)	1,000,000	1,110,162
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/30	100,000	104,692
TOTAL ILLINOIS		4,587,752
Indiana - 0.0%
Indiana Fin. Auth. Edl. Facilities Rev. (Butler Univ. Proj.) Series 2021, 4% 2/1/30	10,000	10,389
Iowa - 0.7%
Des Moines Iowa Series 2020 A, 2% 6/1/31	10,000	8,780
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2023 A, 5.25% 7/1/53	260,000	272,454
TOTAL IOWA		281,234
Kentucky - 2.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 4% 2/1/36	350,000	339,958
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	200,000	204,491
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	95,000	94,784
Louisville & Jefferson County:
Bonds Series 2020 C, 5%, tender 10/1/26 (b)	350,000	361,902
Series 2020 A, 3% 10/1/43	85,000	65,108
Louisville & Jefferson County Visitors & Convention Commission Rev. (Kentucky Int'l. Convention Ctr. Expansion Proj.) Series 2016, 3.125% 6/1/46 (Assured Guaranty Muni. Corp. Insured)	20,000	16,084
TOTAL KENTUCKY		1,082,327
Louisiana - 0.8%
New Orleans Aviation Board Rev. Series 2017 D2, 5% 1/1/38 (c)	60,000	61,442
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	260,000	258,300
TOTAL LOUISIANA		319,742
Maryland - 1.5%
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (b)	300,000	305,657
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2014 A, 5% 4/1/25	255,000	258,140
TOTAL MARYLAND		563,797
Massachusetts - 2.8%
Amesbury Gen. Oblig. Series 2020, 2% 6/1/34	25,000	20,819
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/28	30,000	30,769
Series 2019 K, 5% 7/1/35	15,000	16,127
Series 2021 G, 4% 7/1/46	510,000	482,871
Massachusetts Edl. Fing. Auth. Rev. Series 2020 C, 5% 7/1/26 (c)	100,000	102,911
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2018 A, 3.7% 12/1/38	370,000	347,819
Massachusetts Port Auth. Rev. Series 2019 A, 5% 7/1/34 (c)	30,000	32,394
Worcester Gen. Oblig. Series 2021, 2% 2/15/35 (Assured Guaranty Muni. Corp. Insured)	60,000	49,040
TOTAL MASSACHUSETTS		1,082,750
Michigan - 0.4%
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/38	100,000	102,714
Michigan Fin. Auth. Rev. Series 2022, 5% 12/1/32	25,000	26,393
Rochester Cmnty. School District Series 2019 II, 3% 5/1/31	5,000	4,846
TOTAL MICHIGAN		133,953
Minnesota - 2.1%
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	300,000	322,685
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2018 A, 5% 10/1/33	150,000	159,067
Series 2023, 4.25% 10/1/38	300,000	291,959
Minnesota Hsg. Fin. Agcy. Series 2023 F, 5.75% 7/1/53	10,000	10,738
Saint Cloud Health Care Rev. Series 2016 A, 3% 5/1/32	15,000	14,052
TOTAL MINNESOTA		798,501
Mississippi - 0.2%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)	100,000	74,854
Nevada - 4.6%
Clark County Arpt. Rev. Series 2021 B, 5% 7/1/25 (c)	1,740,000	1,777,723
New Hampshire - 0.2%
Nat'l. Finnance Auth. Series 2023 2A, 3.875% 1/20/38	100,000	93,152
New Jersey - 12.8%
Essex County Gen. Oblig. Series 2021 B, 2% 8/15/33	450,000	389,456
New Jersey Econ. Dev. Auth. Series 2024 SSS, 5.25% 6/15/38 (e)	1,000,000	1,082,891
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 A, 4% 7/1/34	10,000	10,045
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey- American Wtr. Co., INC. Proj.) Series 2020 B, 3.75%, tender 6/1/28 (b)(c)	340,000	338,381
New Jersey Gen. Oblig. Series 2020, 2.375% 6/1/36	55,000	45,538
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2021 B, 5% 12/1/25 (c)	655,000	670,614
Series 2023 A, 5% 12/1/30 (c)	300,000	322,746
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2023 C, 5% 11/1/26 (c)	500,000	509,473
New Jersey Tobacco Settlement Fing. Corp. Series 2018 B, 5% 6/1/46	560,000	559,946
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24	150,000	142,745
0% 12/15/31 (FGIC Insured)	15,000	11,058
0% 12/15/34	80,000	52,186
Series 2022 AA, 5% 6/15/25	250,000	257,321
Series AA, 5% 6/15/38	35,000	37,641
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series 1993 A, 4.45%, tender 3/1/25 (b)(c)	500,000	499,983
TOTAL NEW JERSEY		4,930,024
New Mexico - 0.0%
New Mexico Mtg. Fin. Auth. Series 2018 A1, 4% 1/1/49	15,000	14,879
New York - 10.3%
Genesee County Fdg. Corp. (Rochester Reg'l. Health Proj.) Series 2022 A, 5% 12/1/30	250,000	265,340
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 A, 5% 9/1/34	5,000	5,723
New York City Gen. Oblig.:
Bonds Series 2015 F4, 5%, tender 6/1/44 (f)	100,000	102,877
Series 2023 1, 5% 8/1/28	1,000,000	1,100,938
Series 2023 D, 5% 8/1/25	1,000,000	1,037,663
New York City Hsg. Dev. Corp. Multifamily Hsg. Series 2019 J, 3.05% 11/1/49	15,000	11,332
New York Metropolitan Trans. Auth. Rev. Series 2020 D, 4% 11/15/47	15,000	14,029
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2023 C2, 3.8%, tender 5/1/29 (b)	370,000	370,241
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/37	5,000	5,568
Series 2020 C, 4% 3/15/37	5,000	5,089
New York State Urban Eev Corp. Series 2019 A, 3% 3/15/49	1,000,000	773,134
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - LaGuardia Arpt. Termindals C&D Redev. Proj.) Series 2020, 4% 10/1/30 (c)	20,000	19,892
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 5% 12/1/28 (c)	20,000	21,176
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/34 (c)	35,000	38,048
Suffolk Tobacco Asset Securitization Corp. Series 2021 B1, 4% 6/1/50	225,000	219,637
TOTAL NEW YORK		3,990,687
North Carolina - 0.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2018 C, 3.45%, tender 10/31/25 (b)	45,000	44,805
North Dakota - 1.3%
Grand Forks Health Care Sys. Rev. Series 2021, 5% 12/1/28	500,000	515,514
Ohio - 1.2%
American Muni. Pwr., Inc. Rev. Series 2016 A, 3% 2/15/36	10,000	8,950
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2, 3% 6/1/48	200,000	153,207
Series 2020 B2, 5% 6/1/55	250,000	232,356
Cuyahoga County Econ. Dev. Rev. (The Cleveland Orchestra Proj.) Series 2019, 5% 1/1/34	5,000	5,478
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/32	25,000	27,236
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College 2020 Proj.) Series 2020, 5% 7/1/35	30,000	32,976
(Xavier Univ. 2015 Proj.) Series 2015 C, 3.75% 5/1/38	5,000	4,563
TOTAL OHIO		464,766
Oregon - 0.0%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/36	10,000	10,783
Pennsylvania - 3.5%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 3.375% 11/15/31	10,000	9,975
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/28	580,000	612,047
5% 7/15/29	220,000	231,976
Geisinger Auth. Health Sys. Rev.:
Bonds Series 2020 B, 5%, tender 2/15/27 (b)	50,000	52,285
Series 2017 A2, 5% 2/15/31	10,000	10,497
Pennsylvania Gen. Oblig.:
Series 2020 1, 3% 5/1/36	310,000	284,207
Series 2021, 3% 5/15/34	40,000	38,066
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016 A1, 5% 12/1/27	5,000	5,212
Series 2021 B, 5% 12/1/33	25,000	28,583
Philadelphia Gas Works Rev. Series 15, 5% 8/1/24	50,000	50,772
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/39	10,000	10,554
TOTAL PENNSYLVANIA		1,334,174
Puerto Rico - 5.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 A, 5% 7/1/37 (d)	250,000	251,450
Puerto Rico Commonwealth Hwys & Tra Series 2022 B, 0% 7/1/32	250,000	159,025
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	500,000	304,674
4% 7/1/37	250,000	223,981
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	1,250,000	1,176,668
TOTAL PUERTO RICO		2,115,798
Rhode Island - 3.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2023, 5% 11/1/47	500,000	536,248
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/25 (c)	600,000	616,324
TOTAL RHODE ISLAND		1,152,572
Tennessee - 0.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018, 5% 7/1/38 (c)	5,000	5,168
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 3% 1/1/35	350,000	334,157
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2017 A, 3.375% 5/1/32	5,000	4,971
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	10,000	9,857
TOTAL TENNESSEE		354,153
Texas - 4.2%
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	25,000	25,740
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2019, 5% 5/15/34	5,000	5,514
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2020 A, 3.875%, tender 8/1/23 (b)(c)	300,000	300,000
Northside Independent School District Bonds Series 2023 B, 3%, tender 8/1/29 (b)	1,000,000	982,596
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017, 5% 10/1/39	5,000	5,267
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2022, 5% 10/1/40	50,000	54,030
Texas Wtr. Dev. Board Rev.:
Series 2019, 5% 8/1/35	5,000	5,517
Series 2020, 3% 10/15/38	250,000	225,612
Waco Gen. Oblig. Series 2020, 2.375% 2/1/40	40,000	31,085
TOTAL TEXAS		1,635,361
Washington - 1.2%
Port of Seattle Rev.:
Series 2018 A, 5% 5/1/37 (c)	5,000	5,175
Series 2019:
5% 4/1/35 (c)	30,000	32,057
5% 4/1/36 (c)	5,000	5,307
Washington Gen. Oblig. Series 2021 A, 5% 6/1/38	15,000	16,562
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/27	150,000	153,634
5% 7/1/36	155,000	154,730
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	15,000	15,813
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/27	75,000	78,236
Series 2015 A, 5% 8/15/27	5,000	5,138
Series 2019 A1, 5% 8/1/36	10,000	10,567
TOTAL WASHINGTON		477,219
West Virginia - 0.6%
Monongalia Cty W Bld Cm Rev. Series 2015, 5% 7/1/29	220,000	221,843
Wisconsin - 1.0%
Howard Suamico Scd Series 2021, 2% 3/1/38	15,000	11,267
Milwaukee Gen. Oblig. Series 2017 N4, 5% 4/1/26	5,000	5,155
Pub. Fin. Auth. Hosp. Rev. Series 2020 A, 3% 6/1/45	100,000	74,439
Roseman Univ. of Health Series 2021 A, 4.5% 6/1/56 (d)	115,000	86,037
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	25,000	25,571
Wisconsin Health & Edl. Facilities:
Series 2013 A, 5% 11/15/43 (Pre-Refunded to 11/15/23 @ 100)	100,000	100,397
Series 2015, 3.15% 8/15/27	80,000	77,895
TOTAL WISCONSIN		380,761
TOTAL MUNICIPAL BONDS (Cost $36,826,776)		36,971,634

Municipal Notes - 5.1%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 4.65% 8/1/23, VRDN (b)(c)	300,000	300,000
California - 4.4%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 22, 5% 8/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	700,000	700,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN Series 2022 MIZ 90 90, 5% 8/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	1,000,000	1,000,000
TOTAL CALIFORNIA		1,700,000
TOTAL MUNICIPAL NOTES (Cost $2,000,000)		2,000,000

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.30% (i)(j) (Cost $1,502,000)	1,501,700	1,502,000

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $40,328,776)	40,473,634
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(1,793,277)
NET ASSETS - 100.0%	38,680,357

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $419,223 or 1.1% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.30%	-	28,985,000	27,483,000	53,001	-	-	1,502,000	0.1%
Total	-	28,985,000	27,483,000	53,001	-	-	1,502,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	38,971,634	-	38,971,634	-

Money Market Funds	1,502,000	1,502,000	-	-
Total Investments in Securities:	40,473,634	1,502,000	38,971,634	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $38,826,776)	$38,971,634
Fidelity Central Funds (cost $1,502,000)	1,502,000

Total Investment in Securities (cost $40,328,776)		$40,473,634
Cash		37,308
Receivable for investments sold		106
Receivable for fund shares sold		200
Interest receivable		324,118
Distributions receivable from Fidelity Central Funds		3,544
Prepaid expenses		60,039
Receivable from investment adviser for expense reductions		17,189
Total assets		40,916,138
Liabilities
Payable for investments purchased on a delayed delivery basis	$2,189,720
Payable for fund shares redeemed	741
Distributions payable	6,670
Accrued management fee	11,008
Distribution and service plan fees payable	2,606
Other affiliated payables	3,265
Other payables and accrued expenses	21,771
Total Liabilities		2,235,781
Net Assets		$38,680,357
Net Assets consist of:
Paid in capital		$38,501,393
Total accumulated earnings (loss)		178,964
Net Assets		$38,680,357

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,325,517 ÷ 230,610 shares)(a)		$10.08
Maximum offering price per share (100/96.00 of $10.08)		$10.50
Class M :
Net Asset Value and redemption price per share ($2,045,844 ÷ 202,876 shares)(a)		$10.08
Maximum offering price per share (100/96.00 of $10.08)		$10.50
Class C :
Net Asset Value and offering price per share ($2,038,895 ÷ 202,873 shares)(a)		$10.05
Fidelity Municipal Core Plus Bond Fund :
Net Asset Value, offering price and redemption price per share ($27,595,317 ÷ 2,736,607 shares)		$10.08
Class I :
Net Asset Value, offering price and redemption price per share ($2,051,013 ÷ 203,388 shares)		$10.08
Class Z :
Net Asset Value, offering price and redemption price per share ($2,623,771 ÷ 260,190 shares)		$10.08
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period February 16, 2023 (commencement of operations) through July 31, 2023 (Unaudited)
Investment Income
Interest		$520,199
Income from Fidelity Central Funds		53,001
Total Income		573,200
Expenses
Management fee	$50,227
Transfer agent fees	12,081
Distribution and service plan fees	13,840
Accounting fees and expenses	3,752
Custodian fees and expenses	667
Independent trustees' fees and expenses	38
Registration fees	63,821
Audit	23,490
Legal	54
Miscellaneous	128
Total expenses before reductions	168,098
Expense reductions	(101,678)
Total expenses after reductions		66,420
Net Investment income (loss)		506,780
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	15,596
Total net realized gain (loss)		15,596
Change in net unrealized appreciation (depreciation) on investment securities		144,858
Net gain (loss)		160,454
Net increase (decrease) in net assets resulting from operations		$667,234
Statement of Changes in Net Assets

For the period February 16, 2023 (commencement of operations) through July 31, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$506,780
Net realized gain (loss)	15,596
Change in net unrealized appreciation (depreciation)	144,858
Net increase (decrease) in net assets resulting from operations	667,234
Distributions to shareholders	(488,270)

Share transactions - net increase (decrease)	38,501,393
Total increase (decrease) in net assets	38,680,357

Net Assets
Beginning of period	-
End of period	$38,680,357

Fidelity Advisor Municipal Core Plus Bond Fund Class A

Six months ended (Unaudited) July 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.152
Net realized and unrealized gain (loss)	.072 D
Total from investment operations	.224
Distributions from net investment income	(.144)
Total distributions	(.144)
Net asset value, end of period	$10.08
Total Return E,F,G	2.25% D
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.41% J
Expenses net of fee waivers, if any	.62% J
Expenses net of all reductions	.62% J
Net investment income (loss)	3.32% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,326
Portfolio turnover rate K	22% L

AFor the period February 16, 2023 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.22%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor Municipal Core Plus Bond Fund Class M

Six months ended (Unaudited) July 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.152
Net realized and unrealized gain (loss)	.072 D
Total from investment operations	.224
Distributions from net investment income	(.144)
Total distributions	(.144)
Net asset value, end of period	$10.08
Total Return E,F,G	2.25% D
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.42% J
Expenses net of fee waivers, if any	.62% J
Expenses net of all reductions	.62% J
Net investment income (loss)	3.33% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,046
Portfolio turnover rate K	22% L

AFor the period February 16, 2023 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.22%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor Municipal Core Plus Bond Fund Class C

Six months ended (Unaudited) July 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.118
Net realized and unrealized gain (loss)	.076 D
Total from investment operations	.194
Distributions from net investment income	(.144)
Total distributions	(.144)
Net asset value, end of period	$10.05
Total Return E,F,G	1.94% D
Ratios to Average Net Assets C,H,I
Expenses before reductions	2.16% J
Expenses net of fee waivers, if any	1.37% J
Expenses net of all reductions	1.37% J
Net investment income (loss)	2.58% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,039
Portfolio turnover rate K	22% L

AFor the period February 16, 2023 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.91%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Municipal Core Plus Bond Fund

Six months ended (Unaudited) July 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.162
Net realized and unrealized gain (loss)	.073 D
Total from investment operations	.235
Distributions from net investment income	(.155)
Total distributions	(.155)
Net asset value, end of period	$10.08
Total Return E,F	2.36% D
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.02% I
Expenses net of fee waivers, if any	.37% I
Expenses net of all reductions	.36% I
Net investment income (loss)	3.58% I
Supplemental Data
Net assets, end of period (000 omitted)	$27,595
Portfolio turnover rate J	22% K

AFor the period February 16, 2023 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.33%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor Municipal Core Plus Bond Fund Class I

Six months ended (Unaudited) July 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.164
Net realized and unrealized gain (loss)	.071 D
Total from investment operations	.235
Distributions from net investment income	(.155)
Total distributions	(.155)
Net asset value, end of period	$10.08
Total Return E,F	2.37% D
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.17% I
Expenses net of fee waivers, if any	.37% I
Expenses net of all reductions	.37% I
Net investment income (loss)	3.58% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,051
Portfolio turnover rate J	22% K

AFor the period February 16, 2023 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.34%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor Municipal Core Plus Bond Fund Class Z

Six months ended (Unaudited) July 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.166
Net realized and unrealized gain (loss)	.072 D
Total from investment operations	.238
Distributions from net investment income	(.158)
Total distributions	(.158)
Net asset value, end of period	$10.08
Total Return E,F	2.39% D
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.03% I
Expenses net of fee waivers, if any	.31% I
Expenses net of all reductions	.31% I
Net investment income (loss)	3.63% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,624
Portfolio turnover rate J	22% K

AFor the period February 16, 2023 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.36%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023

1. Organization.
Fidelity Municipal Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Municipal Core Plus Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$302,366
Gross unrealized depreciation	(140,785)
Net unrealized appreciation (depreciation)	$161,581
Tax cost	$40,312,053

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Core Plus Bond Fund	42,959,586	6,374,321

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$2,407	$2,407
Class M	- %	.25%	2,290	2,290
Class C	.75%	.25%	9,143	9,143
			$13,840	$13,840

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 68

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$ 1,671.17
Class M	1,648.18
Class C	1,645.18
Fidelity Municipal Core Plus Bond Fund	4,982.05
Class I	1,657.18
Class Z	478.05
	$12,081

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Municipal Core Plus Bond Fund	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, FMR reimbursed the Fund $11,011 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Municipal Core Plus Bond Fund	$17

7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.62%	$ 7,636
Class M	.62%	7,362
Class C	1.37%	7,307
Fidelity Municipal Core Plus Bond Fund	.37%	64,241
Class I	.37%	7,391
Class Z	.31%	6,946
		$100,883

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $383.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $412.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

Six months ended July 31, 2023A
Fidelity Municipal Core Plus Bond Fund
Distributions to shareholders
Class A	$ 30,480
Class M	28,966
Class C	28,872
Fidelity Municipal Core Plus Bond Fund	335,482
Class I	31,300
Class Z	33,170
Total	$488,270

A For the period February 16, 2023 (commencement of operations) through July 31, 2023.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended July 31, 2023A	Six months ended July 31, 2023 A
Fidelity Municipal Core Plus Bond Fund
Class A
Shares sold	228,029	$2,280,638
Reinvestment of distributions	3,026	30,480
Shares redeemed	(445)	(4,472)
Net increase (decrease)	230,610	$2,306,646
Class M
Shares sold	200,000	$2,000,000
Reinvestment of distributions	2,876	28,966
Net increase (decrease)	202,876	$2,028,966
Class C
Shares sold	200,000	$2,000,000
Reinvestment of distributions	2,873	28,872
Net increase (decrease)	202,873	$2,028,872
Fidelity Municipal Core Plus Bond Fund
Shares sold	2,739,066	$27,520,241
Reinvestment of distributions	32,108	323,421
Shares redeemed	(34,567)	(347,373)
Net increase (decrease)	2,736,607	$27,496,289
Class I
Shares sold	200,281	$2,002,843
Reinvestment of distributions	3,107	31,300
Net increase (decrease)	203,388	$2,034,143
Class Z
Shares sold	257,015	$2,574,500
Reinvestment of distributions	3,175	31,977
Net increase (decrease)	260,190	$2,606,477

A For the period February 16, 2023 (commencement of operations) through July 31, 2023.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Municipal Core Plus Bond Fund	53%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 16, 2023 to July 31, 2023). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value July 31, 2023	Expenses Paid During Period
Fidelity® Municipal Core Plus Bond Fund
Class A	.62%
Actual		$ 1,000	$ 1,022.50	$ 2.85C
Hypothetical-B		$ 1,000	$ 1,021.72	$ 3.11D
Class M	.62%
Actual		$ 1,000	$ 1,022.50	$ 2.85C
Hypothetical-B		$ 1,000	$ 1,021.72	$ 3.11D
Class C	1.37%
Actual		$ 1,000	$ 1,019.40	$ 6.29C
Hypothetical-B		$ 1,000	$ 1,018.00	$ 6.85D
Fidelity® Municipal Core Plus Bond Fund	.37%
Actual		$ 1,000	$ 1,023.60	$ 1.70C
Hypothetical-B		$ 1,000	$ 1,022.96	$ 1.86D
Class I	.37%
Actual		$ 1,000	$ 1,023.70	$ 1.70C
Hypothetical-B		$ 1,000	$ 1,022.96	$ 1.86D
Class Z	.31%
Actual		$ 1,000	$ 1,023.90	$ 1.43C
Hypothetical-B		$ 1,000	$ 1,023.26	$ 1.56D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 166 / 365 (to reflect the period February 16, 2023 to July 31, 2023).

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Municipal Core Plus Bond Fund
At its November 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract.  The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected net total expense ratio of each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board also noted that FMR has contractually agreed to reimburse each class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed a certain limit through May 31, 2024.
Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.9907252.100
MUC-SANN-0923
Fidelity® SAI Tax-Free Bond Fund

Semi-Annual Report
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary July 31, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

New York	13.1
Illinois	12.6
Texas	6.9
California	6.0
New Jersey	4.8

Revenue Sources (% of Fund's net assets)
General Obligations	27.9
Health Care	17.3
Transportation	10.9
Special Tax	10.1
Education	9.6
Housing	6.9
State G.O.	5.3
Others* (Individually Less Than 5%)	12.0
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 96.5%
	Principal Amount (a)	Value ($)
Alabama - 1.6%
Black Belt Energy Gas District Bonds Series 2022 E, 5%, tender 6/1/28 (b)	14,780,000	15,336,808
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/36	960,000	950,787
4% 12/1/38	1,595,000	1,538,962
4% 12/1/41	1,260,000	1,169,213
4% 12/1/44	1,125,000	1,023,380
4% 12/1/49	1,355,000	1,194,937
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev.:
Series 2016 A, 5% 2/1/26	3,585,000	3,679,695
Series 2021 A, 3% 2/1/46	4,230,000	3,085,391
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	7,960,000	7,897,775
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 3.78%, tender 6/16/26 (b)	1,510,000	1,509,628
Series 2008, 2.9%, tender 12/12/23 (b)	3,745,000	3,730,298
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/25	1,310,000	1,304,332
5% 3/1/36	1,310,000	1,223,819
TOTAL ALABAMA		43,645,025
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/30	1,030,000	1,085,957
5% 6/1/27	700,000	746,348
5% 12/1/27	935,000	1,006,462
5% 6/1/28	1,230,000	1,334,911
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	635,000	608,080
Alaska Int'l. Arpts. Revs. Series 2016 A, 5% 10/1/26	1,325,000	1,369,189
TOTAL ALASKA		6,150,947
Arizona - 1.6%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	620,000	624,109
Arizona State Univ. Revs. Series 2021 C, 5% 7/1/40	1,445,000	1,598,479
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (b)	250,000	249,847
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	560,000	587,683
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	610,000	618,107
Maricopa County Indl. Dev. Auth. Sr. Living Facilities:
(Christian Care Mesa II, Inc.) Series 2014 A, 4.5% 1/1/39 (Pre-Refunded to 1/1/24 @ 100)	420,000	421,794
Series 2016:
5.75% 1/1/36 (c)	910,000	731,616
6% 1/1/48 (c)	1,250,000	899,778
Maricopa County Rev.:
Bonds:
Series 2023 A1, 5%, tender 5/15/26 (b)	4,075,000	4,247,571
Series 2023 A2, 5%, tender 5/15/28 (b)	4,220,000	4,539,507
Series 2017 D, 3% 1/1/48	3,090,000	2,356,630
Series 2019 E, 3% 1/1/49	1,835,000	1,385,759
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,150,000	2,312,668
Mesa Util. Sys. Rev. Series 2021, 4% 7/1/35	3,665,000	3,824,963
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 A, 5% 7/1/44	1,590,000	1,697,117
Phoenix Civic Impt. Corp. Series 2019 A:
4% 7/1/45	5,000,000	4,734,850
5% 7/1/32	810,000	884,980
5% 7/1/39	470,000	498,673
5% 7/1/45	2,400,000	2,512,074
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/59	1,000,000	983,561
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5% 12/1/37	5,415,000	5,659,805
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	2,020,000	1,442,323
TOTAL ARIZONA		42,811,894
California - 5.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2021 A, 2%, tender 4/1/28 (b)	1,635,000	1,504,993
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,255,000	1,308,853
California Gen. Oblig.:
Series 2021:
5% 12/1/35	3,630,000	4,159,523
5% 12/1/36	3,600,000	4,084,768
Series 2022, 5% 4/1/42	12,055,000	12,865,485
Series 2023, 5% 10/1/39	490,000	566,038
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	4,431,315	4,149,188
Series 2023 A1, 4.375% 9/20/36	4,914,655	4,886,038
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	935,000	952,945
5.25% 11/1/36	480,000	483,193
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,465,000	2,593,254
5% 5/15/39	1,100,000	1,130,755
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/30	520,000	600,221
5% 8/1/33	965,000	1,133,165
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	750,000	525,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1, 5% 6/1/28 (Pre-Refunded to 6/1/27 @ 100)	935,000	1,013,426
Long Beach Arpt. Rev.:
Series 2022 A:
5% 6/1/33	470,000	559,556
5% 6/1/34	375,000	444,595
5% 6/1/35	280,000	329,364
5% 6/1/36	750,000	873,406
5% 6/1/37	655,000	754,863
5% 6/1/38	935,000	1,066,221
5% 6/1/39	470,000	533,586
Series 2022 B:
5% 6/1/33	420,000	500,028
5% 6/1/34	375,000	444,595
5% 6/1/35	280,000	329,364
5% 6/1/36	280,000	326,072
5% 6/1/37	470,000	541,658
5% 6/1/38	280,000	320,224
5% 6/1/39	530,000	601,703
Los Angeles Dept. Arpt. Rev. Series B, 5% 5/15/45	8,425,000	9,308,363
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 C, 5% 7/1/40	3,695,000	4,155,505
Series 2022 C:
5% 7/1/38	2,350,000	2,690,523
5% 7/1/39	2,100,000	2,394,042
5% 7/1/40	10,400,000	11,751,239
5% 7/1/41	5,000,000	5,611,314
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/24	2,570,000	2,584,070
5% 4/1/25	2,700,000	2,741,802
5% 4/1/26	1,900,000	1,953,627
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31	785,000	851,485
4% 8/1/32	1,105,000	1,197,197
Sacramento City Unified School District Series 2022 A:
5% 8/1/35	1,000,000	1,128,853
5% 8/1/39	2,090,000	2,297,158
5% 8/1/40	3,000,000	3,286,078
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A:
5% 11/15/25	1,870,000	1,913,568
5% 11/15/26	1,870,000	1,953,633
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	2,665,000	2,807,343
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	2,050,000	2,267,732
5% 5/1/52	3,480,000	3,821,406
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	435,000	460,158
Series 2022 B, 5% 5/1/52	6,820,000	7,356,696
Univ. of California Revs.:
Series 2023 BM, 5% 5/15/36	670,000	800,440
Series 2023 BN, 5% 5/15/25	10,895,000	11,309,445
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	750,000	766,844
Series 2017 B:
5% 7/1/29	455,000	470,055
5% 7/1/30	910,000	941,022
TOTAL CALIFORNIA		136,401,678
Colorado - 2.8%
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	935,000	969,214
Series 2019 B, 5%, tender 8/1/26 (b)	705,000	725,992
Series 2022 C, 5%, tender 8/15/28 (b)	2,425,000	2,645,621
Series 2023 A1, 5%, tender 11/15/28 (b)	5,520,000	6,007,989
Series 2018 A, 4% 11/15/48	900,000	860,219
Series 2019 A:
4% 11/1/39	845,000	834,363
5% 11/1/26	1,400,000	1,471,959
5% 11/15/39	1,170,000	1,262,957
Series 2019 A1, 4% 8/1/44	13,820,000	12,816,990
Series 2019 A2:
3.25% 8/1/49	2,195,000	1,594,324
4% 8/1/49	3,360,000	3,057,566
Series 2019 B, 4% 1/1/40	1,560,000	1,555,459
Series 2020 A, 4% 9/1/50	805,000	707,481
Series 2022 A, 5% 5/15/47	6,000,000	6,410,836
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	255,000	254,186
Series 2019 H, 4.25% 11/1/49	150,000	149,575
Series 2021 E, 3% 11/1/51	1,195,000	1,149,634
Series 2022 F, 5.25% 11/1/52	1,775,000	1,835,429
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	3,535,000	3,925,513
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N:
5% 3/15/37	1,870,000	1,999,982
5% 3/15/38	1,870,000	1,981,636
Denver City & County Board Wtr. Rev. Series 2020 A:
5% 9/15/45	5,070,000	5,528,042
5% 9/15/46	7,770,000	8,457,926
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	6,295,000	6,140,894
Series 2021 C3A, 2%, tender 10/15/25 (b)	830,000	797,881
Series 2021 C3B, 2%, tender 10/15/26 (b)	700,000	663,516
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/26 (Assured Guaranty Muni. Corp. Insured)	126,000	132,549
Series 2020, 5% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	1,404,000	1,486,256
TOTAL COLORADO		75,423,989
Connecticut - 3.4%
Bridgeport Gen. Oblig. Series 2019 A, 5% 2/1/25 (Build America Mutual Assurance Insured)	625,000	640,980
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	250,000	258,256
Series 2016 B:
5% 5/15/25	935,000	964,783
5% 5/15/26	510,000	536,735
Series 2017 A, 5% 4/15/33	230,000	246,979
Series 2018 A, 5% 4/15/38	935,000	995,898
Series 2019 A, 5% 4/15/26	615,000	646,093
Series 2020 A:
4% 1/15/34	2,105,000	2,237,330
5% 1/15/40	1,870,000	2,016,821
Series 2021 A:
3% 1/15/39	785,000	672,068
3% 1/15/40	950,000	796,197
Series 2022 B, 4% 1/15/37	9,400,000	9,741,777
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,120,000	3,213,758
Bonds:
Series 2017 B2, 3.2%, tender 7/1/26 (b)	3,140,000	3,142,416
Series 2017 C2, 2.8%, tender 2/3/26 (b)	8,750,000	8,569,852
Series 2020 B:
5%, tender 1/1/25 (b)	2,250,000	2,283,725
5%, tender 1/1/27 (b)	1,665,000	1,740,068
Series 2019 A:
4% 7/1/49	1,635,000	1,416,644
5% 7/1/26	5,455,000	5,580,609
5% 7/1/27 (c)	555,000	542,281
5% 7/1/34 (c)	685,000	659,087
Series 2019 Q-1:
5% 11/1/24	430,000	439,002
5% 11/1/26	470,000	498,174
Series 2020 K:
4% 7/1/45	2,680,000	2,478,003
5% 7/1/40	985,000	1,048,593
Series 2021 G:
4% 3/1/46	865,000	827,941
4% 3/1/51	1,390,000	1,320,734
Series 2021 S, 4% 6/1/51	855,000	761,935
Series 2022 M:
4% 7/1/39	1,040,000	990,308
4% 7/1/40	1,075,000	1,013,413
4% 7/1/52	5,490,000	4,914,702
5% 7/1/32	1,485,000	1,642,819
Series 2023 E, 5.25% 7/15/48	3,700,000	3,980,201
Series A, 5% 7/1/26	935,000	945,697
Series K1:
5% 7/1/32	985,000	999,280
5% 7/1/33	765,000	775,800
5% 7/1/35	1,030,000	1,037,606
Series K3, 5% 7/1/43	330,000	312,358
Series R:
4% 7/1/36	935,000	936,721
5% 6/1/32	515,000	574,325
5% 6/1/33	350,000	388,966
5% 6/1/34	540,000	599,870
5% 6/1/35	815,000	898,112
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	1,280,000	1,229,676
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2020 A, 5% 5/1/40	8,000,000	8,738,230
Series A, 5% 9/1/33	4,680,000	4,755,239
Stratford Gen. Oblig. Series 2019, 5% 1/1/28	3,640,000	3,858,440
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	465,000	483,593
TOTAL CONNECTICUT		93,352,095
District Of Columbia - 1.5%
District of Columbia Gen. Oblig.:
Series 2017 D, 5% 6/1/42	470,000	492,655
Series 2023 A:
5% 1/1/40	1,120,000	1,271,591
5% 1/1/41	6,860,000	7,760,136
District of Columbia Rev. Series 2018:
5% 10/1/23	330,000	330,741
5% 10/1/25	465,000	477,587
5% 10/1/26	775,000	807,691
5% 10/1/27	845,000	895,219
5% 10/1/43	2,880,000	2,981,389
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	3,020,000	2,936,081
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/38	1,405,000	1,478,245
5% 10/1/44	7,485,000	7,798,849
Series 2019 B:
3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	6,425,000	4,826,227
5% 10/1/47	7,020,000	7,323,904
Series 2009 B, 0% 10/1/32 (Assured Guaranty Corp. Insured)	1,665,000	1,199,758
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B, 5% 10/1/25	1,500,000	1,558,035
TOTAL DISTRICT OF COLUMBIA		42,138,108
Florida - 3.4%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	790,000	697,104
Broward County School Board Ctfs. of Prtn.:
Series 2016, 5% 7/1/26	1,375,000	1,447,943
Series 2022 A, 5% 7/1/25	1,550,000	1,598,938
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	750,000	783,914
Central Florida Expressway Auth. Sr. Lien Rev.:
Orlando & Orange County Expressway Auth. Rev. Series 2017, 5% 7/1/39	1,870,000	1,967,060
Series 2021:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,065,000	1,086,951
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	930,000	943,224
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	2,810,000	3,264,323
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	2,490,000	2,881,320
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	1,805,000	1,317,129
4% 8/15/45	3,670,000	3,272,419
Florida Higher Edl. Facilities Fing. Auth.:
(Rollins College Proj.) Series 2020 A, 3% 12/1/48	5,285,000	3,795,606
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/24	235,000	234,565
5% 3/1/25	625,000	621,978
Series 2019, 5% 10/1/23	235,000	235,216
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	1,685,000	1,731,933
Series 2023 C, 5%, tender 12/1/25 (b)	1,220,000	1,249,630
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	5,745,000	5,692,410
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,315,000	2,357,265
5% 10/1/35	935,000	947,906
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,415,000	1,526,636
5% 10/1/43	1,870,000	1,980,285
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/27	4,680,000	4,989,315
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	205,000	205,504
5% 10/1/24	465,000	473,933
5% 10/1/25	360,000	373,699
5% 10/1/26	255,000	270,224
5% 10/1/27	205,000	221,896
5% 10/1/28	405,000	447,540
5% 10/1/29	350,000	391,895
5% 10/1/30	330,000	375,777
5% 10/1/32	305,000	357,327
Lee County School Board Ctfs. Series 2019 A:
5% 8/1/27	3,750,000	4,030,696
5% 8/1/28	1,890,000	2,072,459
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	935,000	970,996
5% 4/1/44	3,030,000	3,138,557
Manatee County School District Series 2017, 5% 10/1/28 (Assured Guaranty Muni. Corp. Insured)	2,340,000	2,501,116
Miami-Dade County Aviation Rev. Series 2020 A, 4% 10/1/37	1,870,000	1,888,070
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 B, 5% 5/1/28	1,605,000	1,642,512
Miami-Dade County School District Series 2015, 5% 3/15/26	1,445,000	1,483,818
Miami-Dade County Wtr. & Swr. Rev. Series 2019 B, 4% 10/1/49	3,745,000	3,609,411
Orange County Health Facilities Auth. Series 2022, 4% 10/1/52	1,365,000	1,272,014
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	820,000	849,109
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/52	2,850,000	2,812,063
Pasco County Tax Alloc Series 2023 A:
5.25% 9/1/36 (Assured Guaranty Muni. Corp. Insured)	500,000	569,782
5.5% 9/1/40 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,132,483
5.5% 9/1/41 (Assured Guaranty Muni. Corp. Insured)	500,000	564,195
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	1,870,000	2,027,139
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	1,165,000	1,122,135
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,450,000	1,550,461
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A:
5% 7/1/24	750,000	761,277
5% 7/1/25	1,360,000	1,405,497
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	955,000	953,351
Series 2015 A, 5% 12/1/40	1,570,000	1,570,050
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	900,000	920,251
Series 2020 B:
4% 7/1/45	2,810,000	2,598,204
5% 7/1/40	655,000	679,206
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/38	935,000	461,633
0% 9/1/39	795,000	370,977
0% 9/1/40	935,000	412,126
0% 9/1/41	935,000	389,523
0% 9/1/42	935,000	367,187
0% 9/1/45	1,730,000	574,914
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	230,000	241,739
5% 10/15/49	425,000	443,680
TOTAL FLORIDA		93,127,496
Georgia - 4.4%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	935,000	1,019,319
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	2,230,000	1,469,037
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 9, 3.8%, tender 5/21/26 (b)	3,200,000	3,172,205
Series 1994, 2.15%, tender 6/13/24 (b)	5,950,000	5,817,023
Series 2013 1st, 2.925%, tender 3/12/24 (b)	2,170,000	2,145,546
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	4,680,000	4,861,728
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	750,000	753,771
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/28	1,265,000	1,388,397
Series 2019, 4% 6/15/49	180,000	174,497
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	6,980,000	5,240,442
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2019 A:
4% 1/1/49	1,735,000	1,594,420
5% 1/1/26	1,145,000	1,182,952
5% 1/1/30	385,000	416,190
5% 1/1/39	1,135,000	1,178,716
5% 1/1/44	1,490,000	1,522,529
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,385,000	1,383,851
4% 7/1/43	1,445,000	1,377,553
Main Street Natural Gas, Inc.:
Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	2,470,000	2,474,436
Series 2021 A, 4%, tender 9/1/27 (b)	37,435,000	37,284,275
Series 2022 B, 5%, tender 6/1/29 (b)	5,210,000	5,383,137
Series 2022 E, 4%, tender 12/1/29 (b)	12,405,000	12,188,306
Series 2023 A, 5%, tender 6/1/30 (b)	14,040,000	14,522,795
Series 2023 C, 5% 9/1/23	540,000	540,321
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	1,040,000	989,066
Paulding County Hosp. Auth. Rev. Series 2022 A:
5% 4/1/26	200,000	207,803
5% 4/1/27	165,000	174,179
5% 4/1/28	375,000	402,001
5% 4/1/29	325,000	353,304
5% 4/1/30	235,000	258,498
5% 4/1/31	280,000	310,947
5% 4/1/32	185,000	207,616
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38	815,000	828,146
5% 4/1/27	375,000	397,189
5% 4/1/31	560,000	634,021
5% 4/1/36	450,000	504,884
Series 2020 B:
4% 9/1/38	2,810,000	2,881,010
4% 9/1/39	1,370,000	1,392,525
5% 9/1/31	1,295,000	1,481,160
Series A, 5% 6/1/24	650,000	657,486
TOTAL GEORGIA		118,771,281
Hawaii - 0.2%
Hawaii Gen. Oblig.:
Series 2020 C, 4% 7/1/40	870,000	871,649
Series FG, 5% 10/1/27	935,000	991,110
Honolulu City & County Gen. Oblig.:
Series 2018 A, 5% 9/1/41	1,870,000	1,999,290
Series 2019 A, 5% 9/1/24	715,000	728,462
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	830,000	858,861
TOTAL HAWAII		5,449,372
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	65,000	64,411
Series 2021 A:
5% 7/15/29	2,810,000	3,133,144
5% 7/15/30	935,000	1,054,215
5% 7/15/31	600,000	686,610
5% 7/15/32	1,170,000	1,344,610
TOTAL IDAHO		6,282,990
Illinois - 12.6%
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	95,000	97,067
4% 6/1/27	775,000	799,029
4% 6/1/28	585,000	607,985
4% 6/1/29	1,450,000	1,518,867
4% 6/1/30	935,000	980,108
4% 6/1/31	1,170,000	1,225,026
4% 6/1/34	935,000	969,557
4% 6/1/35	1,205,000	1,235,725
4% 6/1/36	1,475,000	1,495,014
Series 2020 A:
5% 1/1/29	630,000	688,101
5% 1/1/30	585,000	638,056
5% 1/1/31	795,000	865,965
5% 1/1/33	1,545,000	1,677,796
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	50,000	49,145
Series 2015 C:
5.25% 12/1/35	1,870,000	1,875,334
5.25% 12/1/39	40,000	40,068
Series 2016 A, 7% 12/1/44	2,995,000	3,138,274
Series 2017 C, 5% 12/1/25	290,000	296,571
Series 2017 D, 5% 12/1/31	865,000	882,642
Series 2017 H, 5% 12/1/36	650,000	655,304
Series 2018 A, 5% 12/1/27	185,000	192,221
Series 2018 C:
5% 12/1/24	100,000	101,050
5% 12/1/25	505,000	516,442
5% 12/1/27	505,000	524,710
5% 12/1/46	4,695,000	4,599,530
Series 2019 A:
5% 12/1/23	2,010,000	2,015,775
5% 12/1/28	240,000	250,751
5% 12/1/29	750,000	787,452
5% 12/1/30	575,000	601,932
5% 12/1/31	600,000	626,802
Series 2021 A, 5% 12/1/38	1,200,000	1,219,833
Series 2021 B, 5% 12/1/31	1,250,000	1,316,494
Series 2022 A, 5% 12/1/47	2,085,000	2,061,707
Series 2022 B:
4% 12/1/35	1,760,000	1,665,835
4% 12/1/36	2,915,000	2,733,786
Chicago Gen. Oblig.:
Series 2003 B, 5.5% 1/1/30	1,685,000	1,721,821
Series 2019 A:
5% 1/1/28	1,070,000	1,131,572
5% 1/1/28 (Escrowed to Maturity)	180,000	196,159
5% 1/1/40	2,200,000	2,265,454
Series 2020 A:
5% 1/1/26	1,955,000	2,017,221
5% 1/1/27	1,425,000	1,492,709
5% 1/1/30	1,860,000	2,002,071
5% 1/1/32	1,215,000	1,303,178
Series 2021 A:
5% 1/1/31	1,400,000	1,519,611
5% 1/1/32	4,485,000	4,854,686
5% 1/1/34	795,000	858,243
Series 2021 B:
4% 1/1/32	1,193,000	1,191,281
4% 1/1/38	2,890,000	2,748,656
Chicago Midway Arpt. Rev. Series 2013 B, 5% 1/1/25	580,000	580,780
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 B, 5% 1/1/32	935,000	946,964
Series 2018 B:
4% 1/1/44	1,990,000	1,941,131
5% 1/1/36	2,105,000	2,281,316
5% 1/1/37	3,040,000	3,273,181
5% 1/1/48	9,830,000	10,314,798
5% 1/1/53	360,000	375,391
Series 2020 A:
4% 1/1/37	3,105,000	3,147,981
4% 1/1/38	655,000	658,474
Series 2022 D:
5% 1/1/36	2,000,000	2,248,373
5% 1/1/37	2,400,000	2,672,433
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/24	840,000	843,395
5% 3/1/25	795,000	818,029
5% 3/1/26	1,155,000	1,214,678
5% 3/1/27	1,165,000	1,253,257
5% 3/1/28	1,265,000	1,391,999
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/31	3,415,000	3,791,630
5% 11/15/32	2,245,000	2,488,860
5% 11/15/33	2,200,000	2,437,738
Series 2021 B:
4% 11/15/25	580,000	589,841
4% 11/15/26	295,000	302,609
4% 11/15/27	300,000	310,804
4% 11/15/28	150,000	156,539
Series 2022 A, 5% 11/15/29	940,000	1,040,474
Cook County Sales Tax Rev. Series 2022 A, 5% 11/15/42	10,000,000	10,562,759
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2022, 4% 9/15/42	7,900,000	7,724,897
Illinois Fin. Auth.:
(Bradley Univ. Proj.) Series 2021 A, 4% 8/1/38	1,125,000	1,027,839
Bonds Series 2022 B1, 5%, tender 8/15/25 (b)	6,035,000	6,182,809
Series 2016, 3.25% 5/15/39	2,075,000	1,774,197
Series 2020 A:
3% 5/15/50	5,655,000	3,978,006
3% 5/15/50 (Build America Mutual Assurance Insured)	2,620,000	1,883,564
3.25% 8/15/49	1,025,000	791,224
Series 2021 A, 3% 8/15/48	7,430,000	5,511,933
Series 2022 A:
5.25% 10/1/52	4,525,000	4,479,688
5.5% 10/1/47	1,010,000	1,029,973
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	225,000	239,450
5% 10/1/28	185,000	200,265
5% 10/1/44	935,000	962,919
5% 10/1/49	1,170,000	1,198,780
5% 10/1/51	935,000	955,729
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	200,000	206,426
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	280,000	288,778
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	4,820,000	4,527,519
5% 5/15/43	45,000	45,680
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	935,000	980,137
Series 2015 A, 5% 11/15/45	9,360,000	9,421,145
Series 2016 A:
3% 10/1/37	1,455,000	1,242,860
5% 2/15/24	795,000	801,213
5% 8/15/25	1,100,000	1,134,428
Series 2016 C, 5% 2/15/31	2,340,000	2,480,315
Series 2016:
4% 12/1/35	335,000	335,647
5% 12/1/40	2,010,000	2,036,085
5% 12/1/46	11,605,000	11,659,022
Series 2018 A, 5% 10/1/41	2,810,000	2,935,066
Series 2019, 4% 9/1/35	420,000	366,940
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	4,680,000	5,087,137
Series 2014, 5% 2/1/26	515,000	517,914
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	2,590,000	2,639,861
5% 2/1/26	4,930,000	5,109,240
5% 2/1/27	575,000	604,634
Series 2017 C, 5% 11/1/29	2,440,000	2,595,417
Series 2017 D:
5% 11/1/25	1,110,000	1,145,748
5% 11/1/27	2,835,000	3,015,526
Series 2018 A:
5% 10/1/24	470,000	477,532
5% 10/1/28	935,000	1,009,771
5% 10/1/29	1,495,000	1,612,884
Series 2018 B, 5% 10/1/26	935,000	979,474
Series 2019 B, 5% 9/1/24	470,000	476,938
Series 2020 B:
4% 10/1/32	2,570,000	2,647,425
5% 10/1/28	4,060,000	4,384,676
Series 2020, 5.5% 5/1/39	5,925,000	6,475,658
Series 2021 A:
4% 3/1/39	2,135,000	2,093,370
5% 3/1/28	4,000,000	4,278,506
5% 3/1/32	180,000	199,250
5% 3/1/33	935,000	1,029,197
5% 3/1/34	935,000	1,026,327
5% 3/1/46	1,870,000	1,951,876
Series 2021 B, 4% 12/1/34	1,655,000	1,679,776
Series 2022 A:
5% 3/1/29	2,060,000	2,236,945
5% 3/1/32	1,000,000	1,119,127
5% 3/1/34	3,640,000	4,035,817
5.25% 3/1/37	1,600,000	1,764,476
Series 2022 B, 5% 3/1/32	2,060,000	2,305,402
Series 2023 B:
5% 5/1/37	4,730,000	5,120,125
5.25% 5/1/40	1,160,000	1,256,606
5.25% 5/1/41	1,520,000	1,640,938
Series 2023 D:
5% 7/1/29	6,485,000	7,076,372
5% 7/1/36	2,945,000	3,215,443
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2019 A, 5% 1/1/44	460,000	485,242
Series A:
5% 1/1/38	945,000	1,031,337
5% 1/1/41	205,000	221,418
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26	1,880,000	1,961,061
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	430,000	451,361
4% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	575,000	601,597
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	240,000	249,620
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	255,000	260,240
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	235,000	237,121
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	545,000	541,729
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	2,995,000	1,234,019
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	7,485,000	2,639,757
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	2,365,000	792,271
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	466,890
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,050,000	4,044,898
Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	1,055,000	947,026
Series 2017 A, 5% 6/15/57	6,200,000	6,257,633
Series 2020 A:
4% 6/15/50	8,380,000	7,700,565
5% 6/15/50	6,840,000	6,938,600
Series 2020 B, 5% 6/15/42	2,520,000	2,599,898
Series 2022 A:
0% 12/15/35	730,000	440,735
0% 12/15/36	970,000	552,177
0% 12/15/37	1,175,000	628,763
0% 6/15/40	985,000	460,055
0% 6/15/41	1,355,000	599,907
Northern Illinois Univ. Revs. Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	1,215,000	1,207,463
4% 4/1/38 (Build America Mutual Assurance Insured)	1,215,000	1,180,080
4% 4/1/40 (Build America Mutual Assurance Insured)	815,000	774,196
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/26	1,000,000	1,044,292
5% 6/1/27	1,245,000	1,304,088
Sales Tax Securitization Corp.:
Series 2023 A, 3% 1/1/27	1,420,000	1,381,826
Series 2023 C:
5% 1/1/34 (d)	10,000,000	11,164,472
5% 1/1/35 (d)	4,000,000	4,440,647
Series 2023 D, 5% 1/1/30 (d)	2,000,000	2,191,371
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	95,000	102,689
TOTAL ILLINOIS		342,243,016
Indiana - 0.7%
Indiana Fin. Auth. Health Sys. Rev. Bonds:
Series 2019 B, 2.25%, tender 7/1/25 (b)	545,000	529,413
Series 2023 B1, 5%, tender 7/1/28 (b)	3,870,000	4,191,825
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (c)	695,000	570,489
Series 2019 B, 3.5% 1/1/49	415,000	406,182
Series 2021 C1, 3% 1/1/52	510,000	487,842
Series A:
3.75% 1/1/49	2,070,000	2,038,292
5% 1/1/28	305,000	330,141
5% 7/1/28	305,000	333,435
5% 1/1/29	305,000	334,219
5% 7/1/29	255,000	281,195
Purdue Univ. Rev. Series 2023 A:
5% 7/1/36	900,000	1,045,137
5% 7/1/37	1,000,000	1,149,054
5% 7/1/38	1,110,000	1,262,862
5% 7/1/39	2,000,000	2,267,974
5% 7/1/40	2,250,000	2,539,815
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,455,000	1,507,748
Series 2020, 5% 4/1/32	715,000	774,328
TOTAL INDIANA		20,049,951
Iowa - 0.5%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	935,000	960,077
Series 2019 A1, 5% 5/15/55	3,635,000	2,589,567
Series A, 5% 5/15/48	2,505,000	1,860,371
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	5,545,000	5,741,401
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	1,125,000	1,009,407
Series 2021 B1, 4% 6/1/49	1,180,000	1,166,820
TOTAL IOWA		13,327,643
Kentucky - 2.9%
Ashland Med. Ctr. Rev. Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	1,350,000	1,087,646
4% 2/1/36	710,000	689,629
4% 2/1/37	540,000	514,714
5% 2/1/24	1,105,000	1,110,932
5% 2/1/25	885,000	897,392
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	300,000	311,517
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	6,250,000	5,682,233
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	685,000	732,981
5% 1/1/39	645,000	687,520
5% 1/1/49	2,340,000	2,449,697
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	3,180,000	3,254,890
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	1,025,000	1,085,140
(Proj. No. 119) Series 2018:
5% 5/1/28	935,000	1,012,289
5% 5/1/38	3,745,000	3,955,769
Series 2017:
5% 4/1/25	3,205,000	3,285,286
5% 4/1/26	3,245,000	3,396,045
Series A:
4% 11/1/34	1,170,000	1,194,777
4% 11/1/35	375,000	380,636
4% 11/1/36	935,000	942,877
4% 11/1/37	1,170,000	1,172,279
5% 8/1/27	375,000	387,209
5% 11/1/29	1,035,000	1,132,929
Series B:
5% 8/1/25	2,775,000	2,870,787
5% 8/1/26	1,785,000	1,877,285
5% 5/1/27	1,870,000	1,991,214
Kentucky, Inc. Pub. Energy:
Bonds:
Series A, 4%, tender 6/1/26 (b)	10,775,000	10,750,502
Series C1, 4%, tender 6/1/25 (b)	1,870,000	1,861,212
Series A:
4% 12/1/24	470,000	470,654
4% 6/1/25	545,000	544,750
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	490,000	506,663
Series 2020 D, 5%, tender 10/1/29 (b)	590,000	630,662
Series 2023 B, 5%, tender 10/1/29 (b)(d)	15,240,000	16,519,691
Series 2016 A, 5% 10/1/31	90,000	93,588
Series 2020 A:
3% 10/1/43	4,225,000	3,236,259
4% 10/1/39	1,405,000	1,359,932
TOTAL KENTUCKY		78,077,586
Louisiana - 0.5%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/23	1,135,000	1,133,555
4% 12/1/24	1,145,000	1,135,201
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,890,000	1,916,411
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/27	830,000	872,066
Series 2018 E:
5% 7/1/32	1,375,000	1,486,762
5% 7/1/33	1,120,000	1,210,535
5% 7/1/34	1,295,000	1,396,356
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	1,400,000	1,320,626
Bonds (Marathon Oil Corp.) Series 2017:
2.1%, tender 7/1/24 (b)	635,000	623,211
4.05%, tender 7/1/26 (b)	2,770,000	2,751,887
TOTAL LOUISIANA		13,846,610
Maine - 0.2%
Brunswick Series 2020, 2.25% 11/1/35	685,000	573,804
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 B, 5% 7/1/33	260,000	275,076
Series 2021 A, 4% 7/1/46	2,865,000	2,663,543
Maine Hsg. Auth. Mtg.:
Series 2022 E, 5% 11/15/52	1,125,000	1,159,388
Series C, 3.5% 11/15/46	1,430,000	1,417,334
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	470,000	493,445
TOTAL MAINE		6,582,590
Maryland - 3.3%
Baltimore County Gen. Oblig. Series 2021, 5% 3/1/34	6,895,000	8,001,078
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	375,000	353,211
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	310,000	307,486
Series 2019 C:
3.5% 3/1/50	2,280,000	2,232,925
5% 9/1/27	680,000	725,880
5% 9/1/28	110,000	119,454
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/24	935,000	945,002
Maryland Gen. Oblig.:
Series 2019 A, 5% 8/1/25	5,400,000	5,605,508
Series 2022 A:
5% 6/1/35	15,000,000	17,580,270
5% 6/1/36	3,895,000	4,519,413
5% 6/1/37	10,000,000	11,491,192
Maryland Health & Higher Edl.:
Bonds Series 2020, 5%, tender 7/1/25 (b)	2,965,000	3,020,910
Series 2021 A:
3% 7/1/51	3,325,000	2,342,184
4% 6/1/55	585,000	503,021
5% 6/1/31	330,000	359,598
Series 2023:
5% 7/1/25	475,000	487,773
5% 7/1/28	625,000	669,080
5% 7/1/39	2,000,000	2,129,166
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2020 B:
5% 4/15/24	660,000	666,499
5% 4/15/25	860,000	882,107
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	5,725,000	6,260,885
5% 6/1/52	1,350,000	1,466,543
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	675,000	648,597
Series 2022 A, 4% 6/1/35	2,340,000	2,442,899
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2020, 5% 7/1/40	4,615,000	5,065,179
Series 2021 A, 2.5% 7/1/47	1,650,000	1,137,193
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/41	8,150,000	8,996,879
TOTAL MARYLAND		88,959,932
Massachusetts - 1.9%
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	4,170,000	4,505,321
Massachusetts Dev. Fin. Agcy. Rev.:
(Newbridge On The Charles Proj.) Series 2017, 5% 10/1/47 (c)	1,250,000	1,122,290
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	1,285,000	1,319,794
Series 2016, 5% 10/1/41	1,000,000	990,514
Series 2017 A, 5% 1/1/36	2,260,000	2,329,558
Series 2017, 5% 7/1/47	885,000	886,277
Series 2018, 5% 1/1/43	1,250,000	1,260,151
Series 2019 A, 5% 7/1/26	1,640,000	1,669,649
Series 2019 K:
5% 7/1/25	770,000	790,849
5% 7/1/26	1,015,000	1,059,619
5% 7/1/27	1,220,000	1,295,553
Series 2019:
5% 7/1/25	615,000	624,129
5% 7/1/26	345,000	355,812
5% 7/1/28	515,000	542,505
5% 7/1/29	470,000	500,482
5% 9/1/59	3,490,000	3,626,870
Series 2020 A, 4% 7/1/45	3,425,000	3,004,349
Series 2021 V, 5% 7/1/55	4,980,000	5,832,605
Series J2, 5% 7/1/53	3,535,000	3,618,204
Series M:
4% 10/1/50	3,485,000	2,856,270
5% 10/1/45	2,625,000	2,579,258
Massachusetts Gen. Oblig.:
Series 2019 C, 5% 5/1/49	1,525,000	1,615,618
Series E, 5% 11/1/50	3,175,000	3,411,257
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	2,095,000	2,014,418
Somerville Gen. Oblig. Series 2020, 2% 10/15/37	1,000,000	773,870
Stoneham Gen. Oblig. Series 2022, 2.125% 1/15/38	1,000,000	772,188
Waltham Gen. Oblig. Series 2020, 2% 10/15/37	2,570,000	1,969,127
TOTAL MASSACHUSETTS		51,326,537
Michigan - 2.0%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	140,000	140,661
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	800,000	799,458
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	990,000	833,724
5% 7/1/25	435,000	436,926
5% 7/1/26	400,000	404,393
5% 7/1/27	620,000	631,889
5% 7/1/28	865,000	888,926
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	860,000	906,917
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	1,020,000	706,798
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2022 A:
5% 7/1/37	3,175,000	3,534,175
5% 7/1/38	1,325,000	1,454,185
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2022 A:
5% 7/1/37	750,000	836,060
5% 7/1/38	1,000,000	1,093,526
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	470,000	475,667
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	6,940,000	6,532,157
Lansing Cmnty. College Series 2019, 5% 5/1/44	4,745,000	5,056,458
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	3,950,000	4,059,249
(Trinity Health Proj.) Series 2017, 5% 12/1/37	935,000	981,039
Bonds:
Series 2019 B, 5%, tender 11/16/26 (b)	1,235,000	1,280,735
Series 2019 MI2, 5%, tender 2/1/25 (b)	695,000	711,745
Series 2015:
5% 11/15/28	1,025,000	1,043,273
5% 11/15/28 (Pre-Refunded to 5/15/25 @ 100)	290,000	299,313
Series 2016, 5% 11/15/26	795,000	829,908
Series 2019 A:
3% 12/1/49	2,045,000	1,502,263
4% 12/1/49	745,000	698,006
5% 11/15/48	270,000	279,232
Series 2020 A, 4% 6/1/49	810,000	733,531
Series 2020, 5% 6/1/40	470,000	491,365
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2016 B, 3.5% 6/1/47	1,430,000	1,409,734
Series A, 3.5% 12/1/50	2,620,000	2,561,318
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	760,000	771,793
Series 2019 A, 5% 3/1/31	545,000	598,187
Series 2019:
5% 3/1/32	610,000	667,656
5% 3/1/33	585,000	636,803
5% 3/1/34	655,000	711,316
5% 3/1/35	655,000	708,944
5% 3/1/36	750,000	806,525
5% 3/1/37	840,000	894,727
5% 3/1/38	1,240,000	1,308,078
5% 3/1/39	840,000	883,051
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23 (Escrowed to Maturity)	490,000	490,548
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	3,745,000	4,045,136
TOTAL MICHIGAN		54,135,395
Minnesota - 0.9%
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018, 5% 6/1/27	470,000	489,050
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	470,000	480,841
Hennepin County Reg'l. Railroad Auth. Series 2019, 5% 12/1/28	1,985,000	2,228,999
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	9,830,000	10,573,321
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	1,365,000	1,231,069
Series 2018 A, 5% 10/1/45	5,000	5,042
Minnesota Hsg. Fin. Agcy. Series 2023 F, 5.75% 7/1/53	625,000	671,114
Mounds View Independent School District #621 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.45% 2/1/37	1,155,000	1,117,887
3.55% 2/1/38	1,205,000	1,148,127
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	505,000	472,047
5% 5/1/48	630,000	651,306
Sauk Rapids Minn Independent School District # 47 Series 2020 A, 2.5% 2/1/38	1,855,000	1,533,581
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(c)	1,340,000	1,318,620
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,095,000	2,145,752
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	845,000	826,789
3.65% 2/1/38	885,000	842,489
TOTAL MINNESOTA		25,736,034
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	565,000	588,781
Series I:
5% 10/1/23	515,000	515,985
5% 10/1/24	500,000	507,142
5% 10/1/26	610,000	636,102
5% 10/1/28	935,000	1,003,413
TOTAL MISSISSIPPI		3,251,423
Missouri - 0.9%
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	630,000	669,048
4% 12/1/34	375,000	396,762
4% 12/1/36	655,000	677,546
4% 12/1/37	470,000	480,294
4% 12/1/40	470,000	473,125
5% 12/1/28	545,000	605,954
5% 12/1/29	330,000	374,854
5% 12/1/30	620,000	718,521
5% 12/1/35	560,000	641,689
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	2,200,000	2,303,266
Series 2019 A:
4% 10/1/48	4,480,000	4,430,031
5% 10/1/46	430,000	457,413
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	115,000	113,953
Series 2021 A, 3% 5/1/52	2,315,000	2,224,648
Saint Louis Arpt. Rev.:
Series 2019 C:
5% 7/1/26	1,350,000	1,416,232
5% 7/1/27	2,275,000	2,434,011
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	2,610,000	2,765,012
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	55,000	46,843
5.25% 9/1/53	3,910,000	3,331,158
TOTAL MISSOURI		24,560,360
Montana - 0.2%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	55,000	54,552
Montana Facility Fin. Auth.:
Series 2018 B, 5% 7/1/28	645,000	670,938
Series 2021 A, 3% 6/1/50	4,950,000	3,502,931
TOTAL MONTANA		4,228,421
Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	12,540,000	12,528,812
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	940,000	667,039
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	3,230,000	3,157,934
TOTAL NEBRASKA		16,353,785
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	395,000	401,312
Series 2019 A, 5% 7/1/26	1,175,000	1,239,348
Clark County School District:
Series 2015 C, 5% 6/15/26	2,810,000	2,921,125
Series 2016 B, 5% 6/15/26	1,570,000	1,647,786
Series 2017 A:
5% 6/15/24	235,000	238,047
5% 6/15/25	5,565,000	5,731,030
5% 6/15/26	200,000	209,909
Series A, 5% 6/15/27	1,220,000	1,306,401
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2022 A, 4% 6/1/40	1,245,000	1,253,362
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	1,515,000	1,502,787
Series 2019 B, 4% 10/1/49	160,000	158,531
Series 2021 A, 3% 4/1/51	1,620,000	1,555,963
Series 2021 B, 3% 10/1/51	6,590,000	6,306,389
Nevada Hwy. Impt. Rev. Series 2020 A, 2% 12/1/32	3,020,000	2,593,218
TOTAL NEVADA		27,065,208
New Hampshire - 0.8%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	1,755,000	1,248,368
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	1,611,229	1,577,843
Series 2022 1, 4.375% 9/20/36	2,268,729	2,241,204
Series 2023 2A, 3.875% 1/20/38	6,290,000	5,859,287
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	295,000	311,782
Series 2017, 5% 7/1/44	2,185,000	2,102,691
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/23	160,000	160,258
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	7,661,577	7,317,617
TOTAL NEW HAMPSHIRE		20,819,050
New Jersey - 4.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26	935,000	938,403
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	310,000	222,452
Series 2024 SSS:
5% 6/15/33 (d)	750,000	823,532
5.25% 6/15/36 (d)	1,055,000	1,162,858
Series A, 5% 11/1/31	2,560,000	2,810,694
Series QQQ, 4% 6/15/46	740,000	720,524
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B:
5% 6/15/26	935,000	976,880
5% 6/15/35	545,000	585,138
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	220,000	159,108
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	970,000	995,646
Series 2014 PP, 5% 6/15/26	935,000	949,007
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	195,000	198,005
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	245,000	248,038
Series 2016 A, 5% 7/15/27	935,000	980,044
Series 2018 EEE:
5% 6/15/28	550,000	592,973
5% 6/15/34 (Pre-Refunded to 12/15/28 @ 100)	1,405,000	1,569,161
Series LLL:
4% 6/15/44	2,745,000	2,684,100
4% 6/15/49	2,515,000	2,417,988
Series MMM:
4% 6/15/35	1,085,000	1,108,019
4% 6/15/36	420,000	425,597
New Jersey Edl. Facility Series A:
5% 7/1/38	1,980,000	2,059,035
5% 7/1/39	2,080,000	2,156,573
New Jersey Gen. Oblig. Series 2020 A:
5% 6/1/28	935,000	1,021,774
5% 6/1/29	1,120,000	1,247,784
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (b)	1,560,000	1,602,823
Series 2019 B3, 5%, tender 7/1/26 (b)	1,585,000	1,647,084
Series 2016 A:
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,260,000	1,327,922
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	2,050,000	2,160,509
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	2,000,000	2,107,813
Series 2016:
4% 7/1/48	3,355,000	2,863,869
5% 7/1/28	1,095,000	1,120,937
5% 7/1/41	85,000	85,014
Series 2021, 3% 7/1/39	1,910,000	1,581,079
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/23	185,000	185,925
5% 12/1/24	110,000	112,110
5% 12/1/25	200,000	207,024
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A, 5% 6/1/28	935,000	1,006,683
Series 2018 B, 5% 6/1/46	2,830,000	2,829,728
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	630,000	644,810
Series 2022 B, 5% 1/1/46	11,000,000	12,118,908
Series D, 5% 1/1/28	1,000,000	1,052,118
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,820,000	1,925,022
Series 2006 C:
0% 12/15/25	5,025,000	4,606,838
0% 12/15/31 (FGIC Insured)	5,400,000	3,980,907
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	3,190,000	2,176,518
Series 2010 A:
0% 12/15/27	1,130,000	968,301
0% 12/15/30	1,000,000	765,791
Series 2018 A:
5% 12/15/32	630,000	684,548
5% 12/15/34	1,915,000	2,064,829
Series 2019 BB, 4% 6/15/50	1,360,000	1,286,153
Series 2021 A:
4% 6/15/34	550,000	568,664
4% 6/15/38	750,000	748,702
5% 6/15/32	1,095,000	1,231,543
5% 6/15/33	4,230,000	4,742,134
Series 2022 A, 4% 6/15/40	3,125,000	3,078,047
Series 2022 AA:
5% 6/15/30	1,845,000	2,059,192
5% 6/15/31	4,485,000	5,065,615
5% 6/15/33	1,250,000	1,417,975
Series 2022 BB:
4% 6/15/46	5,350,000	5,170,913
4% 6/15/50	3,600,000	3,404,521
Series A:
0% 12/15/31	1,615,000	1,187,655
4% 12/15/39	935,000	924,278
4.25% 12/15/38	2,355,000	2,377,970
Series AA:
4% 6/15/39	975,000	966,308
4% 6/15/45	5,915,000	5,744,930
4% 6/15/50	6,105,000	5,773,501
5% 6/15/36	1,075,000	1,170,008
5% 6/15/50	470,000	494,992
Series BB, 4% 6/15/44	1,215,000	1,184,731
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	961,094
Ocean City Gen. Oblig. Series 2020 B, 2% 10/15/30	635,000	566,403
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
5% 11/1/38	1,000,000	1,065,833
5% 11/1/40	1,350,000	1,428,345
TOTAL NEW JERSEY		129,499,950
New Mexico - 0.5%
Albuquerque Wtr. Util. Auth. Series 2018, 5% 7/1/28	935,000	987,276
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	1,365,000	1,401,722
New Mexico Mtg. Fin. Auth.:
Series 2018 A1, 4% 1/1/49	1,140,000	1,130,808
Series 2019 C, 4% 1/1/50	595,000	589,583
Series 2019 D, 3.75% 1/1/50	225,000	221,551
Series 2023 C, I 5.75% 3/1/54 (d)	1,915,000	2,065,003
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	4,680,000	4,787,619
Series 2019 A:
4% 11/1/23	185,000	185,191
4% 5/1/24	630,000	631,881
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	65,000	61,466
5% 5/15/39	45,000	39,940
5% 5/15/44	45,000	38,314
5% 5/15/49	100,000	81,776
TOTAL NEW MEXICO		12,222,130
New York - 13.1%
Dorm. Auth. New York Univ. Rev. Series 2017 A, 5% 7/1/46 (Pre-Refunded to 7/1/27 @ 100)	1,185,000	1,282,830
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/42	3,465,000	3,623,609
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	2,435,000	2,376,779
Series 2018, 5% 9/1/36	235,000	256,287
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	280,000	280,040
Nassau County Gen. Oblig. Series 2023 B:
5% 4/1/38	2,000,000	2,290,832
5% 4/1/39	1,800,000	2,048,724
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	2,055,000	2,200,653
New York City Gen. Oblig.:
Bonds Series 2015 F4, 5%, tender 6/1/44 (e)	990,000	1,018,482
Series 2021 A1, 5% 8/1/31	3,990,000	4,557,923
Series 2021 F1, 5% 3/1/50	3,080,000	3,316,283
Series 2022 A1:
5% 9/1/39	9,105,000	10,237,345
5% 8/1/47	3,645,000	3,950,859
Series 2023 1, 5% 8/1/28	1,000,000	1,100,938
Series 2023 E1:
5% 4/1/38	2,000,000	2,278,363
5% 4/1/39	2,800,000	3,167,113
5% 4/1/40	9,000,000	10,118,703
5% 4/1/41	1,000,000	1,119,259
Series 2023 F1, 5% 8/1/25	2,950,000	3,061,106
Series B:
5% 10/1/42	1,870,000	2,011,437
5% 10/1/43	2,540,000	2,728,691
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	1,185,000	1,107,767
Series 2021 K2, 0.9%, tender 1/1/26 (b)	6,590,000	6,045,402
Series 2021, 0.6%, tender 7/1/25 (b)	1,545,000	1,432,121
Series 2022 F 2B, 3.4%, tender 12/22/26 (b)	8,400,000	8,291,966
Series 2023 A2:
3.7%, tender 12/30/27 (b)	3,955,000	3,951,366
3.73%, tender 12/29/28 (b)	4,410,000	4,412,670
Series 2019 J, 3.05% 11/1/49	1,150,000	868,795
Series 2021 C1, 2.5% 11/1/51	4,155,000	2,600,460
Series 2021 F1:
2.25% 11/1/41	6,515,000	4,591,489
2.4% 11/1/46	1,445,000	950,071
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2022 CC1, 5% 6/15/52	15,440,000	16,656,550
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	6,550,000	6,702,610
Series 2018 S2, 5% 7/15/35	1,005,000	1,081,194
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	1,685,000	1,784,549
Series 2018 B, 5% 8/1/45	6,690,000	7,020,038
Series 2022 B1, 5.25% 11/1/37	5,880,000	6,868,811
Series 2023 E, 5% 11/1/25	7,135,000	7,420,294
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	3,370,000	3,931,863
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	825,000	827,406
Series 2019 B3, 5%, tender 5/1/26 (b)	595,000	612,523
Series 2022 A:
5% 7/1/36	750,000	827,750
5% 7/15/37	380,000	393,135
5% 7/1/40	935,000	986,252
5% 7/1/41	935,000	982,862
5% 7/15/42	1,075,000	1,087,423
5% 7/15/50	2,775,000	2,761,025
Series 2022:
5% 7/1/30	1,540,000	1,629,458
5% 7/1/31	1,615,000	1,717,900
5% 7/1/38	780,000	798,263
5% 7/1/39	1,225,000	1,248,199
5% 7/1/40	2,760,000	2,800,702
5% 7/1/41	2,900,000	2,932,730
5% 7/1/42	1,520,000	1,530,909
5% 7/1/57	6,385,000	6,191,685
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,160,000	3,701,618
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	400,000	408,412
Series 2015 D1, 5% 11/15/28	2,310,000	2,376,947
Series 2017 C1, 5% 11/15/34	2,230,000	2,365,426
Series 2017 D:
5% 11/15/30	8,760,000	9,321,073
5% 11/15/35	1,870,000	1,973,436
Series 2020 D, 4% 11/15/46	12,660,000	11,905,187
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	935,000	998,165
Series 2019 D, 3% 2/15/49	3,920,000	3,048,890
Series 2021 A, 4% 3/15/38	4,000,000	4,048,334
Series 2021 E:
3% 3/15/50	2,340,000	1,805,236
4% 3/15/39	4,000,000	4,021,179
4% 3/15/45	5,435,000	5,340,514
4% 3/15/47	3,830,000	3,741,296
Series 2022 A, 5% 3/15/41	12,850,000	14,210,589
New York State Hsg. Fin. Agcy. Rev. Bonds:
Series 2021 J2:
1%, tender 11/1/26 (b)	960,000	871,849
1.1%, tender 5/1/27 (b)	3,545,000	3,143,592
Series 2023 C2, 3.8%, tender 5/1/29 (b)	12,625,000	12,633,239
New York State Mtg. Agcy. Homeowner Mtg. Series 2020 225, 2.45% 10/1/45	10,000,000	6,866,072
New York State Urban Dev. Corp.:
Series 2020 A:
4% 3/15/45	1,170,000	1,143,105
4% 3/15/49	7,380,000	7,141,693
5% 3/15/37	11,380,000	12,673,047
Series 2020 C:
4% 3/15/39	3,315,000	3,321,710
5% 3/15/43	4,680,000	5,081,155
5% 3/15/47	9,360,000	10,081,954
Series 2020 E:
3% 3/15/50	1,525,000	1,167,654
4% 3/15/44	8,705,000	8,525,170
4% 3/15/45	7,020,000	6,858,631
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	3,540,000	3,872,528
New York Trans. Dev. Corp. (Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/33	325,000	356,723
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	1,775,000	1,291,161
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	1,520,000	1,529,648
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (c)	250,000	221,881
5.375% 11/1/54 (c)	935,000	705,444
Triborough Bridge & Tunnel Auth.:
Series 2021 B, 4% 5/15/56	1,645,000	1,572,411
Series 2022 A, 5% 5/15/57	8,425,000	9,088,560
Triborough Bridge & Tunnel Auth. Revs.:
Series 2018 A, 5% 11/15/44	3,745,000	3,968,387
Series 2021 A, 5% 11/15/51	3,135,000	3,344,535
Series 2022 A:
5% 11/15/40	2,280,000	2,546,317
5% 11/15/41	1,750,000	1,944,468
TOTAL NEW YORK		355,289,730
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2016, 5% 11/15/41	4,680,000	4,837,030
Series 194, 5.25% 10/15/55	935,000	960,385
TOTAL NEW YORK AND NEW JERSEY		5,797,415
North Carolina - 1.3%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	820,000	830,763
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2018 C, 3.45%, tender 10/31/25 (b)	5,130,000	5,107,750
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	50,000	54,305
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	435,000	472,456
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 2020 45, 3% 7/1/51	14,300,000	13,761,646
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	1,260,000	1,226,810
Series 2020 A, 3% 7/1/45	1,335,000	1,051,630
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019, 5% 1/1/49	13,100,000	13,566,524
TOTAL NORTH CAROLINA		36,071,884
North Dakota - 0.3%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	790,000	759,566
Series 2021 B, 3% 7/1/52	2,080,000	1,988,024
Series 2022, 5% 1/1/53	2,745,000	2,828,833
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	2,865,000	1,952,266
TOTAL NORTH DAKOTA		7,528,689
Ohio - 2.5%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	3,495,000	3,525,160
Series 2020, 5% 11/15/31	360,000	384,065
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	935,000	950,269
Series 2016, 5% 2/15/46	1,625,000	1,644,527
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	2,030,000	1,555,048
4% 6/1/48	660,000	607,399
Series 2020 B2, 5% 6/1/55	5,430,000	5,046,761
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	935,000	946,378
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	685,000	700,008
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.) Series 2022 A:
5% 8/1/39	1,250,000	1,311,242
5.25% 8/1/40	1,320,000	1,405,229
5.25% 8/1/41	1,390,000	1,485,311
5.25% 8/1/42	1,465,000	1,555,684
Columbus Gen. Oblig. Series 2016 2, 5% 7/1/25	1,780,000	1,842,903
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	360,000	357,172
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/51	935,000	821,293
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	770,000	812,322
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	4,130,000	4,192,028
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/23	405,000	405,000
5% 8/1/45	3,320,000	3,403,698
Middleburg Heights Hosp. Rev. Series 2021 A, 4% 8/1/41	1,590,000	1,467,873
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	685,000	663,331
5% 7/1/35	2,455,000	2,698,564
5% 7/1/42	4,235,000	4,491,331
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,590,000	1,652,334
Ohio Hosp. Rev.:
Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)	1,255,000	1,225,277
Series 2020 A, 4% 1/15/50	265,000	245,235
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	80,000	80,205
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/31	1,310,000	1,533,650
5% 12/15/32	1,625,000	1,922,211
Ohio Spl. Oblig.:
(Trans. Bldg. Fund Projs.) Series 2023 A, 5% 4/1/36	1,000,000	1,150,121
Series 2020 A, 5% 2/1/26	1,070,000	1,118,756
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/39	590,000	670,627
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/23	470,000	471,883
5% 12/1/24	490,000	498,118
5% 12/1/25	430,000	443,639
5% 12/1/26	560,000	587,696
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	1,815,000	1,867,930
5% 2/15/27	1,510,000	1,557,541
Series 2019, 5% 2/15/29	505,000	525,441
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/26	1,685,000	1,751,545
Univ. of Cincinnati Gen. Receipts Series 2016 C, 5% 6/1/41	4,680,000	4,815,796
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	830,000	840,074
6% 12/1/29	880,000	895,523
6% 12/1/30	930,000	948,436
6% 12/1/31	995,000	1,015,438
TOTAL OHIO		68,090,072
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
5% 8/1/26	335,000	340,042
5% 8/1/44	620,000	607,386
TOTAL OKLAHOMA		947,428
Oregon - 0.6%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
5% 8/15/36	1,215,000	1,310,088
5% 8/15/38	3,465,000	3,687,593
Oregon Gen. Oblig.:
(Article XI-M, XI-N and XI-P State Grant Programs) Series 2023 D, 5% 6/1/42	1,040,000	1,175,318
Series 2022 A, 5% 12/1/52	1,895,000	1,951,958
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	6,650,000	6,596,202
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	3,125,000	2,208,128
TOTAL OREGON		16,929,287
Pennsylvania - 3.4%
Allegheny County Arpt. Auth. Rev. Series 2021 B, 5% 1/1/51	7,525,000	7,962,875
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	545,000	451,283
4% 12/1/41	995,000	728,992
4.25% 12/1/50	1,110,000	766,833
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/36	565,000	538,696
5% 7/1/38	1,130,000	1,059,260
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	635,000	664,526
Series 2020 A:
5% 6/1/29	1,640,000	1,810,424
5% 6/1/32	2,810,000	3,133,695
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,065,000	1,104,424
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	1,640,000	1,557,773
Series 2017, 5% 7/1/30	1,345,000	1,367,947
Doylestown Hosp. Auth. Hosp. Rev. Series 2019, 5% 7/1/49	955,000	815,726
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/24	1,590,000	1,609,030
5% 7/1/26	1,780,000	1,853,227
5% 7/1/27	1,870,000	1,979,463
5% 7/1/28	1,945,000	2,094,027
Monroeville Fin. Auth. UPMC Rev. Series 2023 C, 5% 5/15/35	380,000	426,761
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	2,515,000	2,359,220
Series 2019:
4% 9/1/36	700,000	688,025
4% 9/1/37	700,000	683,207
4% 9/1/38	1,590,000	1,546,854
4% 9/1/39	1,030,000	998,264
4% 9/1/44	235,000	223,412
5% 9/1/23	470,000	470,368
5% 9/1/24	630,000	637,838
Series 2020:
5% 4/1/24	340,000	341,307
5% 4/1/25	260,000	262,606
5% 4/1/26	310,000	313,734
5% 4/1/27	590,000	601,587
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	990,000	1,018,177
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2020 A:
5% 4/15/24	515,000	520,071
5% 4/15/25	700,000	717,994
5% 4/15/26	2,340,000	2,437,280
Series 2023 A2, 5% 5/15/35	500,000	566,401
Series 2023 B, 5% 5/15/35	500,000	566,401
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012, 5% 11/1/42	1,280,000	1,250,659
Series 2016, 5% 5/1/34	1,495,000	1,554,484
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 137, 3% 10/1/51	2,985,000	2,846,359
Series 2023 142A:
4.5% 10/1/38	1,940,000	1,963,861
5% 10/1/43	1,400,000	1,453,860
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	1,385,000	1,315,850
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016, 5% 6/1/36	1,870,000	1,936,896
Series 2021 A:
4% 12/1/43	2,810,000	2,751,703
4% 12/1/46	4,680,000	4,549,597
4% 12/1/50	935,000	893,959
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	495,000	506,432
Series 2017, 5% 11/1/47	975,000	983,053
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	1,090,000	1,149,227
Series 2019 B:
5% 2/1/34	2,105,000	2,328,863
5% 2/1/35	2,575,000	2,829,317
5% 2/1/36	2,260,000	2,462,475
Philadelphia School District:
Series 2018 A, 5% 9/1/26	1,310,000	1,369,715
Series 2019 A:
4% 9/1/35	1,170,000	1,186,196
5% 9/1/23	620,000	620,546
5% 9/1/26	1,870,000	1,955,242
5% 9/1/30	1,250,000	1,368,637
5% 9/1/32	935,000	1,021,492
5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	580,000	630,973
5% 9/1/44	1,355,000	1,421,502
Series 2019 B:
5% 9/1/25	1,275,000	1,313,321
5% 9/1/26	1,035,000	1,082,179
Philadelphia Wtr. & Wastewtr. Rev. Series 2022 C:
5% 6/1/33	650,000	752,161
5% 6/1/34	800,000	923,243
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	420,000	448,536
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	220,000	210,681
4% 6/1/49	520,000	486,773
5% 6/1/44	380,000	396,558
5% 6/1/49	605,000	627,330
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	830,000	869,183
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,340,000	1,343,505
TOTAL PENNSYLVANIA		93,682,076
Puerto Rico - 1.2%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 B:
4% 7/1/42 (c)	1,750,000	1,537,472
5% 7/1/33 (c)	835,000	852,469
5% 7/1/37 (c)	3,500,000	3,520,301
Series 2022 A, 4% 7/1/42 (c)	1,750,000	1,537,472
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	8,638,773	5,264,019
4% 7/1/33	5,651,810	5,362,466
4% 7/1/35	2,035,000	1,879,788
5.625% 7/1/27	589,592	619,601
5.625% 7/1/29	4,000,136	4,274,153
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	9,120,000	8,584,971
TOTAL PUERTO RICO		33,432,712
Rhode Island - 0.5%
Pub. Bldgs Authr (Cap. Impt. Prog. Projs.) Series 2020 A, 5% 9/15/39 (Assured Guaranty Muni. Corp. Insured)	1,490,000	1,572,878
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016 B, 5% 9/1/31	855,000	844,278
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2023:
5% 11/1/36	225,000	252,959
5% 11/1/39	255,000	280,837
5% 11/1/41	750,000	818,964
5% 11/1/42	1,000,000	1,086,925
5% 11/1/43	1,300,000	1,409,175
5% 11/1/47	5,500,000	5,898,723
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	150,000	148,782
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	1,050,000	1,027,316
TOTAL RHODE ISLAND		13,340,837
South Carolina - 0.5%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,755,000	1,848,660
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	505,000	505,423
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	220,000	218,148
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,220,000	1,299,899
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2022 A, 4% 4/1/52	2,900,000	2,667,467
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C, 5% 12/1/26	95,000	96,479
Series 2016 A, 5% 12/1/33	205,000	211,592
Series 2020 A, 5% 12/1/32	1,580,000	1,720,319
Series A, 5% 12/1/23 (Escrowed to Maturity)	740,000	743,921
Series B, 5% 12/1/24	2,360,000	2,402,177
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,310,000	2,355,593
TOTAL SOUTH CAROLINA		14,069,678
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
Bonds Series 2019 A, 5%, tender 7/1/24 (b)	1,495,000	1,505,530
Series 2020 A, 3% 9/1/45	1,730,000	1,329,503
TOTAL SOUTH DAKOTA		2,835,033
Tennessee - 0.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	7,770,000	7,206,079
5% 8/1/25	575,000	586,907
Series 2019 A2, 5% 8/1/44	2,105,000	2,169,845
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	560,000	588,588
5% 4/1/27 (Escrowed to Maturity)	30,000	32,064
5% 4/1/28	375,000	398,999
5% 4/1/28 (Escrowed to Maturity)	20,000	21,819
5% 4/1/41	445,000	455,083
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	25,000	27,550
Johnson City Health & Edl. Hosp. Rev. Series 2023 A, 5% 7/1/24	1,250,000	1,263,949
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,150,000	1,726,399
5.25% 10/1/58	1,145,000	1,116,160
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	1,895,000	1,917,227
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	735,000	724,507
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 1, 3% 7/1/51	2,550,000	2,455,791
Series 2021 3A, 3% 1/1/52	825,000	790,361
TOTAL TENNESSEE		21,481,328
Texas - 6.9%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/33	1,870,000	1,991,714
Bell County Gen. Oblig. Series 2021:
2% 2/15/34	2,500,000	2,057,765
2% 2/15/35	1,000,000	802,559
Brazos County Gen. Oblig. Series 2020:
1.75% 9/1/33	1,355,000	1,100,922
1.875% 9/1/35	705,000	548,804
Central Reg'l. Mobility Auth.:
Series 2018, 5% 1/1/25	935,000	955,485
Series 2020 B:
4% 1/1/34	260,000	266,761
4% 1/1/35	210,000	214,186
4% 1/1/36	230,000	232,756
4% 1/1/37	330,000	330,831
4% 1/1/38	435,000	429,579
4% 1/1/39	560,000	548,208
4% 1/1/40	215,000	208,833
5% 1/1/27	185,000	193,644
5% 1/1/28	215,000	228,331
5% 1/1/29	795,000	857,576
5% 1/1/30	375,000	410,419
5% 1/1/31	185,000	202,664
5% 1/1/32	185,000	202,515
5% 1/1/33	280,000	305,948
Series 2021 B:
5% 1/1/30	935,000	1,023,312
5% 1/1/32	1,195,000	1,323,712
5% 1/1/39	1,215,000	1,294,934
5% 1/1/46	3,275,000	3,429,782
Series 2021 C, 5% 1/1/27	3,525,000	3,656,693
Collin County Series 2019, 5% 2/15/26	2,165,000	2,267,657
Coppell Tex Series 2020, 1.625% 2/1/37	1,495,000	1,073,328
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	1,320,000	1,370,605
4% 11/1/35	1,175,000	1,208,942
Series 2021 B, 5% 11/1/43	975,000	1,048,289
Dallas Independent School District Series 2019:
5% 2/15/24	655,000	661,198
5% 2/15/25	935,000	961,707
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	470,000	494,662
Denton County Gen. Oblig. Series 2020, 4% 5/15/27	1,810,000	1,876,504
Denton Independent School District Bonds Series 2014 B:
2%, tender 8/1/24 (b)	455,000	445,966
2%, tender 8/1/24 (b)	90,000	88,747
2%, tender 8/1/24 (b)	85,000	83,817
Fort Worth Gen. Oblig. Series 2016:
5% 3/1/25	935,000	961,064
5% 3/1/27	935,000	978,884
Frisco Texas:
Series 2020:
2% 2/15/34	1,545,000	1,309,683
2% 2/15/35	1,575,000	1,304,292
2% 2/15/36	1,610,000	1,293,035
2% 2/15/37	1,640,000	1,274,729
Series 2022:
2% 2/15/35	4,460,000	3,693,423
2% 2/15/36	4,550,000	3,654,230
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	470,000	493,038
Hays Consolidated Independent School District Series 2022:
4% 2/15/38	1,000,000	1,017,048
4% 2/15/39	2,000,000	2,023,393
4% 2/15/40	2,000,000	2,020,887
4% 2/15/41	2,000,000	2,019,267
5% 2/15/33	1,300,000	1,495,827
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	2,035,000	2,148,452
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	715,000	773,547
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,170,000	1,252,445
Houston Independent School District Bonds Series 2023 C, 4%, tender 6/1/25 (b)	6,860,000	6,926,885
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/35	935,000	1,005,756
Series 2020 C, 5% 11/15/28	2,245,000	2,475,235
Series 2021 A:
5% 11/15/26	355,000	376,699
5% 11/15/28	1,480,000	1,631,781
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/35	385,000	395,598
Katy Independent School District Series 2023:
5% 2/15/38	500,000	559,809
5% 2/15/39	1,500,000	1,668,691
5% 2/15/40	330,000	365,117
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/43	1,405,000	1,471,013
5% 5/15/48	1,590,000	1,660,110
Series 2020, 5% 5/15/28	2,105,000	2,287,510
Series 2023:
5% 5/15/26	5,505,000	5,783,039
5% 5/15/36	3,000,000	3,393,383
5% 5/15/37	1,400,000	1,565,008
5% 5/15/38	1,500,000	1,661,040
5% 5/15/39	1,915,000	2,106,744
5% 5/15/40	2,500,000	2,738,969
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	530,000	519,578
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,450,000	1,508,178
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	325,000	319,954
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	700,000	733,002
Series 2017 A, 5% 1/1/39	3,745,000	3,928,011
Series 2018:
4% 1/1/38	1,715,000	1,706,617
5% 1/1/35	470,000	501,995
Series 2019 A, 5% 1/1/38	4,680,000	4,969,919
Series 2019 B, 5% 1/1/25	605,000	619,013
Series 2021 B, 4% 1/1/33	1,870,000	1,954,348
Northside Independent School District Bonds:
Series 2020, 0.7%, tender 6/1/25 (b)	1,510,000	1,427,359
Series 2023 B, 3%, tender 8/1/29 (b)	10,345,000	10,164,959
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	2,175,000	2,119,343
Plano Gen. Oblig.:
Series 2018, 3.37% 9/1/37	840,000	775,016
Series 2023, 5% 9/1/40	1,000,000	1,113,924
Prosper Independent School District:
Bonds Series 2019 B, 4%, tender 8/15/26 (b)(d)	1,825,000	1,852,713
Series 2021 A, 3% 2/15/37	1,480,000	1,326,047
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2020, 1.75%, tender 12/1/25 (b)	10,060,000	9,433,532
Series 2021 A, 5% 2/1/46	3,690,000	3,966,671
Tarrant County Series 2022, 5% 7/15/35	1,640,000	1,870,103
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2020, 5% 12/1/24	515,000	526,023
Series 2022:
4% 10/1/42	1,185,000	1,154,103
4% 10/1/47	1,265,000	1,209,245
4% 10/1/52	2,810,000	2,640,515
5% 10/1/36	515,000	568,969
5% 10/1/40	1,870,000	2,020,738
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	890,000	890,889
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 5% 2/15/47	7,485,000	7,646,493
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	702,812	629,877
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	605,000	600,182
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	770,000	745,934
4% 6/30/38	1,965,000	1,855,935
4% 12/31/39	1,640,000	1,533,456
Texas Pub. Fin. Auth. Lease Rev. Series 2019, 5% 2/1/25	1,075,000	1,104,231
Texas State Univ. Sys. Fing. Rev. Series 2019 A, 5% 3/15/25	1,405,000	1,445,209
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,405,000	588,727
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	8,695,000	7,893,378
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	935,000	987,279
Series 2018 B, 5% 4/15/49	935,000	984,896
Waco Gen. Oblig. Series 2020:
2.25% 2/1/36	1,935,000	1,623,315
2.375% 2/1/40	710,000	551,763
TOTAL TEXAS		188,196,425
Utah - 0.5%
Salt Lake City Arpt. Rev. Series 2021 B:
5% 7/1/46	2,305,000	2,474,595
5% 7/1/51	9,285,000	9,856,246
Utah Gen. Oblig. Series 2020, 5% 7/1/26	935,000	990,228
TOTAL UTAH		13,321,069
Vermont - 0.1%
Vermont Hsg. Fin. Agcy.:
Series 2021 B, 3% 11/1/51	996,000	950,150
Series 2022 A, 5.25% 11/1/52	1,000,000	1,045,852
Series A, 3.75% 11/1/50	1,271,000	1,251,881
TOTAL VERMONT		3,247,883
Virginia - 0.3%
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	1,550,000	1,092,154
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/27	470,000	487,671
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	260,000	240,461
4% 4/1/39	235,000	214,780
4% 4/1/40	260,000	235,085
4% 4/1/45	700,000	607,821
5% 4/1/24	280,000	281,624
5% 4/1/26	330,000	337,718
5% 4/1/27	330,000	341,446
5% 4/1/28	410,000	428,690
5% 4/1/29	540,000	569,879
5% 4/1/49	935,000	938,780
Virginia Port Auth. Commonwealth Port Rev. Series 2023 A, 5% 7/1/40	1,165,000	1,332,948
TOTAL VIRGINIA		7,109,057
Washington - 2.7%
King County Gen. Oblig. Series 2021 A, 2% 1/1/36	2,200,000	1,749,846
King County Hsg. Auth. Rev. Series 2021, 4% 12/1/29	675,000	695,043
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	2,150,000	2,006,540
Port of Seattle Rev. Series 2015 B, 5% 3/1/25	235,000	239,010
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/38	1,100,000	1,128,805
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	9,195,000	8,855,595
Washington Gen. Oblig.:
Series 2016 C, 5% 2/1/39	2,395,000	2,480,195
Series 2017 D, 5% 2/1/35	470,000	498,847
Series 2018 C, 5% 2/1/41	935,000	992,812
Series 2021 A, 5% 8/1/43	840,000	914,738
Series 2021 E, 5% 6/1/37	4,780,000	5,375,260
Series 2022 A, 5% 8/1/35	8,445,000	9,677,736
Series 2023 A, 5% 8/1/41	6,875,000	7,692,093
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/27	810,000	829,622
5% 7/1/31	40,000	40,376
5% 7/1/42	525,000	517,460
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	230,000	233,886
5% 8/15/26	210,000	216,170
Series 2015 B, 5% 10/1/38	3,950,000	4,225,286
Series 2017 A, 4% 7/1/42	5,410,000	4,851,485
Series 2017:
4% 8/15/42	6,550,000	5,766,950
5% 8/15/36	470,000	477,449
Series 2020:
5% 9/1/38	1,870,000	1,987,195
5% 9/1/45	2,105,000	2,202,947
5% 9/1/50	2,340,000	2,442,746
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	2,625,000	1,966,092
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/25	400,000	407,571
5% 10/1/26	1,880,000	1,938,275
5% 10/1/34	1,415,000	1,454,972
Series 2019, 4% 10/1/49	1,515,000	1,274,320
TOTAL WASHINGTON		73,139,322
West Virginia - 0.4%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2023 A:
5% 6/1/37	1,400,000	1,528,314
5% 6/1/38	500,000	541,756
5% 6/1/40	1,970,000	2,114,770
5% 6/1/41	1,970,000	2,106,889
5% 6/1/43	3,505,000	3,725,067
TOTAL WEST VIRGINIA		10,016,796
Wisconsin - 2.3%
Howard Suamico Scd Series 2021, 2% 3/1/38	1,065,000	799,950
Pub. Fin. Auth. Edl. Facilities:
Series 2018 A:
5.25% 10/1/43	495,000	488,143
5.25% 10/1/48	495,000	477,701
Series 2022 A:
5.25% 3/1/42	935,000	944,668
5.25% 3/1/47	6,175,000	6,176,996
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A, 5% 6/1/30	765,000	821,615
Series 2019 A, 5% 10/1/44	1,350,000	1,392,201
Series 2020 A, 3% 6/1/45	4,855,000	3,614,037
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5.25% 5/15/37 (c)	2,190,000	2,074,556
5.25% 5/15/42 (c)	840,000	764,220
5.25% 5/15/47 (c)	1,225,000	1,076,967
Roseman Univ. of Health:
Series 2020, 5% 4/1/50 (c)	395,000	366,472
Series 2021 A:
3% 7/1/50	1,385,000	990,129
4.5% 6/1/56 (c)	5,935,000	4,440,244
Series 2021 B, 6.5% 6/1/56 (c)	1,815,000	1,477,365
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	1,160,000	1,186,498
Series 2021 A:
5% 5/1/33	475,000	523,734
5% 5/1/36	5,320,000	5,773,920
Series 2022 A, 5% 5/1/34	3,745,000	4,341,358
Wisconsin Health & Edl. Facilities:
Series 2013 A, 5% 11/15/43 (Pre-Refunded to 11/15/23 @ 100)	6,400,000	6,425,376
Series 2018, 5% 4/1/34	1,870,000	2,028,644
Series 2019 A:
5% 11/1/25	225,000	220,314
5% 11/1/29	160,000	151,034
5% 12/1/30	280,000	303,085
5% 12/1/31	280,000	303,063
5% 12/1/32	330,000	356,910
5% 12/1/33	330,000	356,527
5% 12/1/34	330,000	355,773
5% 12/1/35	420,000	450,161
5% 7/1/44	470,000	481,233
5% 11/1/46	1,350,000	1,087,144
5% 7/1/49	1,870,000	1,908,149
Series 2019 B, 5% 7/1/38	330,000	340,491
Series 2019 B1, 2.825% 11/1/28	340,000	301,442
Series 2019 B2, 2.55% 11/1/27	65,000	61,059
Series 2019:
5% 10/1/24	255,000	259,489
5% 10/1/26	515,000	542,877
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2021:
3% 10/15/37	1,545,000	1,313,746
3% 8/15/51	3,200,000	2,304,623
5% 8/15/35	1,550,000	1,671,710
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	760,000	729,944
Series 2021 C, 3% 9/1/52	1,150,000	1,103,158
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	215,000	208,196
0.81%, tender 5/1/25 (b)	715,000	678,435
TOTAL WISCONSIN		61,673,357
Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2019 3, 3.75% 12/1/49	1,690,000	1,671,953
TOTAL MUNICIPAL BONDS (Cost $2,726,094,301)		2,623,712,527

Municipal Notes - 1.0%
	Principal Amount (a)	Value ($)
California - 1.0%
Los Angeles Gen. Oblig. TRAN Series 2023, 5% 6/27/24 (Cost $26,410,252)	26,000,000	26,421,561

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 4.28% (f)(g) (Cost $86,080,777)	86,055,228	86,089,638

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,838,585,330)	2,736,223,726
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(16,566,807)
NET ASSETS - 100.0%	2,719,656,919

Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,800,584 or 0.9% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 4.28%	198,073,458	327,094,006	439,088,000	2,749,360	3,347	6,827	86,089,638	8.2%
Total	198,073,458	327,094,006	439,088,000	2,749,360	3,347	6,827	86,089,638

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	2,650,134,088	-	2,650,134,088	-

Money Market Funds	86,089,638	86,089,638	-	-
Total Investments in Securities:	2,736,223,726	86,089,638	2,650,134,088	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,752,504,553)	$2,650,134,088
Fidelity Central Funds (cost $86,080,777)	86,089,638

Total Investment in Securities (cost $2,838,585,330)		$2,736,223,726
Cash		102,018
Receivable for investments sold		1,852
Receivable for fund shares sold		5,932,432
Interest receivable		26,243,992
Distributions receivable from Fidelity Central Funds		268,036
Prepaid expenses		1,990
Receivable from investment adviser for expense reductions		218,902
Other receivables		305
Total assets		2,768,993,253
Liabilities
Payable for investments purchased on a delayed delivery basis	$40,414,299
Payable for fund shares redeemed	1,766,173
Distributions payable	6,340,074
Accrued management fee	777,764
Other payables and accrued expenses	38,024
Total Liabilities		49,336,334
Net Assets		$2,719,656,919
Net Assets consist of:
Paid in capital		$2,851,374,676
Total accumulated earnings (loss)		(131,717,757)
Net Assets		$2,719,656,919
Net Asset Value, offering price and redemption price per share ($2,719,656,919 ÷ 275,316,297 shares)		$9.88

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Interest		$35,908,513
Income from Fidelity Central Funds		2,749,360
Total Income		38,657,873
Expenses
Management fee	$4,433,176
Custodian fees and expenses	12,999
Independent trustees' fees and expenses	4,202
Registration fees	62,932
Audit	32,335
Legal	5,605
Miscellaneous	5,993
Total expenses before reductions	4,557,242
Expense reductions	(1,426,227)
Total expenses after reductions		3,131,015
Net Investment income (loss)		35,526,858
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(303,032)
Fidelity Central Funds	3,347
Total net realized gain (loss)		(299,685)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(29,301,870)
Fidelity Central Funds	6,827
Total change in net unrealized appreciation (depreciation)		(29,295,043)
Net gain (loss)		(29,594,728)
Net increase (decrease) in net assets resulting from operations		$5,932,130

Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	Year ended January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,526,858	$50,574,529
Net realized gain (loss)	(299,685)	(40,035,448)
Change in net unrealized appreciation (depreciation)	(29,295,043)	(91,702,603)
Net increase (decrease) in net assets resulting from operations	5,932,130	(81,163,522)
Distributions to shareholders	(34,847,443)	(50,249,974)

Share transactions
Proceeds from sales of shares	702,208,654	7,092,031,431
Reinvestment of distributions	639	1,421,586
Cost of shares redeemed	(363,762,524)	(6,717,430,416)

Net increase (decrease) in net assets resulting from share transactions	338,446,769	376,022,601
Total increase (decrease) in net assets	309,531,456	244,609,105

Net Assets
Beginning of period	2,410,125,463	2,165,516,358
End of period	$2,719,656,919	$2,410,125,463

Other Information
Shares
Sold	71,244,095	715,122,762
Issued in reinvestment of distributions	65	141,280
Redeemed	(36,932,498)	(678,388,942)
Net increase (decrease)	34,311,662	36,875,100

Fidelity® SAI Tax-Free Bond Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00	$10.61	$10.97	$10.89	$10.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.137	.230	.194	.215	.241	.081
Net realized and unrealized gain (loss)	(.122)	(.613)	(.359)	.085	.735	.176
Total from investment operations	.015	(.383)	(.165)	.300	.976	.257
Distributions from net investment income	(.135)	(.227)	(.194)	(.216)	(.248)	(.067)
Distributions from net realized gain	-	-	(.001)	(.004)	(.028)	-
Total distributions	(.135)	(.227)	(.195)	(.220)	(.276)	(.067)
Net asset value, end of period	$9.88	$10.00	$10.61	$10.97	$10.89	$10.19
Total Return D,E	.16%	(3.55)%	(1.53)%	2.83%	9.68%	2.58%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36% H	.38%	.36%	.36%	.43%	.60% H,I
Expenses net of fee waivers, if any	.25% H	.25%	.25%	.25%	.25%	.25% H
Expenses net of all reductions	.25% H	.25%	.25%	.25%	.25%	.25% H
Net investment income (loss)	2.80% H	2.33%	1.78%	2.02%	2.28%	2.38% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,719,657	$2,410,125	$2,165,516	$1,797,621	$1,603,522	$489,517
Portfolio turnover rate J	2% H	23% K	6%	32%	12%	2% L

AFor the period October 2, 2018 (commencement of operations) through January 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023

1. Organization.
Fidelity SAI Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in-kind, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,583,663
Gross unrealized depreciation	(123,936,966)
Net unrealized appreciation (depreciation)	$(101,353,303)
Tax cost	$2,837,577,029

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,864,320)
Long-term	(21,147,446)
Total capital loss carryforward	$(30,011,766)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Tax-Free Bond Fund	487,242,367	28,032,778
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity SAI Tax-Free Bond Fund	13,577,568	(10,160,414)	131,430,855
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Tax-Free Bond Fund	$2,367
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through May 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,383,226.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $891.

In addition, during the period the investment advisor or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $42,110.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® SAI Tax-Free Bond Fund	.25%
Actual		$ 1,000	$ 1,001.60	$ 1.24
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9887621.104
STF-SANN-0923
Fidelity® SAI Sustainable Municipal Income Fund

Semi-Annual Report
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary July 31, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

Massachusetts	13.6
New York	10.0
California	9.4
Illinois	8.7
Florida	5.6

Revenue Sources (% of Fund's net assets)
General Obligations	27.8
Health Care	19.9
Education	13.0
Water & Sewer	11.6
Other	7.0
Special Tax	6.5
Electric Utilities	5.1
Others* (Individually Less Than 5%)	9.1
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 91.4%
	Principal Amount (a)	Value ($)
Alabama - 1.8%
Black Belt Energy Gas District Bonds Series 2022 F, 5.5%, tender 12/1/28 (b)	100,000	105,444
Southeast Energy Auth. Rev. Bonds Bonds Series 2022 A1, 5.5%, tender 12/1/29 (b)	100,000	106,543
TOTAL ALABAMA		211,987
Arizona - 3.3%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	195,000	212,919
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1, 5% 12/1/32	170,000	180,136
TOTAL ARIZONA		393,055
California - 9.4%
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	30,000	35,552
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	96,543	90,396
California Infrastructure and Econ. Dev. Bank Rev. Series 2017, 5% 5/15/47	25,000	26,520
California Muni. Fin. Auth. Rev.:
(Pomona College Proj.) Series 2017, 5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	25,000	27,528
Series 2018:
5% 10/1/25	15,000	15,299
5% 10/1/35	5,000	5,200
California Statewide Cmntys. Dev. Auth. Rev. Series 2016, 5% 10/1/33	20,000	20,810
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2017 A, 5% 7/1/32	10,000	10,767
Series 2020 A, 5% 7/1/40	400,000	445,270
Series 2020 B, 4% 7/1/29	55,000	58,877
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	10,000	4,073
Series 2010 C, 0% 7/1/44	100,000	42,744
Sanger Unified School District Series 2018 C, 3% 8/1/48	200,000	154,496
Santa Clara County Fing. Auth. Lease Rev. Series 2019 A, 3% 5/1/37	200,000	182,100
Univ. of California Revs. Series 2020 BE, 5% 5/15/42	10,000	11,045
TOTAL CALIFORNIA		1,130,677
Colorado - 2.0%
Colorado Ctfs. of Prtn. Series 2020 A, 4% 12/15/38	10,000	10,136
Colorado Health Facilities Auth. Rev. Bonds:
Series 2019 A1, 5% 8/1/36	15,000	15,850
Series 2019 A2:
5% 8/1/33	125,000	134,469
5% 8/1/39	10,000	10,422
Series 2021 A, 3% 11/15/51	100,000	75,387
TOTAL COLORADO		246,264
Connecticut - 2.8%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/33	30,000	33,317
Series 2021 B, 4% 6/1/34	10,000	10,652
Series 2021 D, 5% 7/15/28	75,000	82,456
Connecticut Hsg. Fin. Auth. Series 2021 D1, 5% 11/15/28	25,000	27,142
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 4% 5/1/36	130,000	135,407
Series A, 5% 5/1/29	15,000	16,803
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B, 5% 8/1/32	25,000	26,484
TOTAL CONNECTICUT		332,261
District Of Columbia - 0.1%
District of Columbia Univ. Rev. Series 2017, 5% 4/1/33	10,000	10,606
Florida - 5.6%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	30,000	30,908
Series 2020 A, 5% 7/1/33	30,000	33,732
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 5% 8/15/34	195,000	205,166
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 5% 10/1/29	25,000	27,201
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/29	15,000	15,700
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 5% 10/1/27	55,000	59,287
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/35	150,000	158,239
Palm Beach County School Board Ctfs. of Prtn. Series 2021 A, 5% 8/1/38	130,000	144,024
TOTAL FLORIDA		674,257
Georgia - 5.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 1995 4, 3.8%, tender 5/21/26 (b)	300,000	297,394
Fulton County Dev. Auth. Rev.:
Series 2019 A, 3% 7/1/44	175,000	136,338
Series 2019, 5% 6/15/44	15,000	16,077
Main Street Natural Gas, Inc. Bonds Series 2021 A, 4%, tender 9/1/27 (b)	100,000	99,597
Private Colleges & Univs. Auth. Rev. Series 2019 A, 5% 9/1/39	100,000	108,682
TOTAL GEORGIA		658,088
Illinois - 8.7%
Illinois Fin. Auth. Series 2022 A, 5% 10/1/35	150,000	154,074
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/32	15,000	16,291
5% 10/1/38	300,000	313,308
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/55	100,000	85,781
Illinois Fin. Auth. Rev.:
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	30,000	31,448
Series 2015 A, 5% 10/1/35	5,000	5,147
Series 2016 A, 5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	50,000	52,767
Illinois Gen. Oblig.:
Series 2017 C, 5% 11/1/29	125,000	132,962
Series 2021 A, 5% 3/1/46	50,000	52,189
Series 2023 D, 4% 7/1/37	200,000	198,518
TOTAL ILLINOIS		1,042,485
Indiana - 0.4%
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B, Series 2021 B, 5% 1/1/28	15,000	16,108
Series A, 5% 7/1/28	25,000	27,331
TOTAL INDIANA		43,439
Kentucky - 0.3%
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021, 4% 6/1/35	20,000	20,108
Kentucky State Property & Buildings Commission Rev. Series A, 5% 11/1/33	20,000	21,831
TOTAL KENTUCKY		41,939
Maine - 2.6%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 B:
5% 7/1/28	30,000	31,804
5% 7/1/29	10,000	10,579
Series 2018 A, 5% 7/1/30	250,000	266,690
TOTAL MAINE		309,073
Maryland - 0.6%
Baltimore Proj. Rev. (Wastewtr. Projs.) Series 2017 B, 5% 7/1/32	25,000	26,706
Maryland Dept. of Trans.:
Series 2016, 4% 9/1/27	10,000	10,459
Series 2020, 5% 10/1/33	10,000	11,466
Series 2021 A, 2% 10/1/34	10,000	8,489
Montgomery County Gen. Oblig. Ctfs. of Prtn. Series 2020 A, 5% 10/1/27	15,000	16,310
TOTAL MARYLAND		73,430
Massachusetts - 13.6%
Arlington Gen. Oblig. Series 2021, 2% 9/15/35	100,000	82,521
Foxborough Gen. Oblig. Series 2016, 3% 5/15/46	25,000	20,376
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	45,000	51,713
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	215,000	228,751
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/32	15,000	16,273
Bonds Series A1, 5%, tender 1/31/30 (b)	20,000	22,148
Series 2015 O1, 4% 7/1/45	50,000	47,870
Series 2018 L, 5% 10/1/33	35,000	35,971
Series 2020 A:
5% 10/15/29	30,000	34,236
5% 10/15/30	25,000	29,069
Series 2021 G, 4% 7/1/46	75,000	71,010
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	15,000	15,994
Series 2017 D, 5% 7/1/27	25,000	27,112
Series 2020 D, 5% 7/1/48	10,000	10,737
Series D, 5% 7/1/45	340,000	367,123
Series E, 5% 11/1/45	375,000	406,167
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/34	5,000	5,707
5% 8/15/45	100,000	108,944
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/32	50,000	57,728
TOTAL MASSACHUSETTS		1,639,450
Michigan - 5.2%
Grand Rapids San. Swr. Sys. Rev.:
Series 2018, 5% 1/1/35	15,000	16,220
Series 2018, 5% 1/1/29	30,000	32,845
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2020 B, 5% 7/1/45	430,000	453,291
Michigan Fin. Auth. Rev.:
Series 2016:
5% 11/15/26	20,000	20,878
5% 11/15/30	30,000	31,332
5% 11/15/34	15,000	15,619
Series 2022, 5% 12/1/32	25,000	26,393
Michigan Hosp. Fin. Auth. Rev. Series 2010 F4, 5% 11/15/47	10,000	10,447
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/39	15,000	16,555
TOTAL MICHIGAN		623,580
Minnesota - 0.2%
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/30	10,000	11,280
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/36	15,000	15,396
TOTAL MINNESOTA		26,676
Nebraska - 1.6%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	50,000	49,955
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020 A, 5% 11/15/30	125,000	139,389
TOTAL NEBRASKA		189,344
New Jersey - 3.7%
New Jersey Trans. Trust Fund Auth.:
Series 2018 A, 5% 12/15/32	100,000	108,658
Series 2021 A, 5% 6/15/33	95,000	106,502
Series 2022 A, 4% 6/15/39	50,000	49,554
Series 2022 BB, 5% 6/15/31	130,000	146,829
Series A, 0% 12/15/31	50,000	36,769
TOTAL NEW JERSEY		448,312
New York - 10.0%
Dorm. Auth. New York Univ. Rev. Series 2018 A, 5% 7/1/36	10,000	10,865
Dutchess County Local Dev. Corp. Rev. (Vassar College Proj.) Series 2020, 5% 7/1/45	60,000	64,107
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 A:
5% 9/1/35	10,000	11,356
5% 9/1/38	170,000	187,713
New York Dorm. Auth. Rev.:
Series 2015 A, 3.75% 7/1/46	10,000	8,402
Series 2022 A, 5% 7/1/34	200,000	217,326
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/27	20,000	21,167
5% 11/15/29	50,000	53,249
5% 11/15/31	135,000	143,740
Series 2019 C, 5% 11/15/39	70,000	73,697
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	15,000	16,013
Series 2021 E, 3% 3/15/50	100,000	77,147
New York State Urban Dev. Corp. Series 2020 E, 4% 3/15/35	30,000	31,161
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	85,000	92,984
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A, 5% 7/1/45	90,000	96,442
Suffolk County Gen. Oblig. Series 2017 D, 4% 2/1/28 (Build America Mutual Assurance Insured)	100,000	105,125
TOTAL NEW YORK		1,210,494
North Carolina - 1.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	25,000	27,303
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B, 5% 12/1/38	100,000	112,715
TOTAL NORTH CAROLINA		140,018
Ohio - 0.6%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/29	10,000	10,800
Ohio Gen. Oblig. Series 2019 A, 5% 5/1/30	20,000	21,509
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/29	25,000	26,914
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2022 A, 5% 3/1/30	15,000	16,481
TOTAL OHIO		75,704
Oklahoma - 0.1%
Oklahoma State Univ. Agricultural And Mechanical College Series 2020 A, 5% 9/1/32	15,000	17,026
Oregon - 2.5%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/38	15,000	15,964
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	30,000	32,921
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	350,000	247,310
TOTAL OREGON		296,195
Pennsylvania - 0.7%
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/27	45,000	47,074
5% 7/15/28	30,000	31,658
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/31	10,000	10,826
TOTAL PENNSYLVANIA		89,558
Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 5% 4/1/27	25,000	25,962
Texas - 1.2%
Alvin Independent School District Series 2016 A, 5% 2/15/28	20,000	20,943
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/25	15,000	15,417
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	15,000	16,360
Series 2020 A, 5% 5/15/27	10,000	10,742
Univ. of Houston Univ. Revs. Series 2021 A, 2% 2/15/33	35,000	30,002
Wichita Falls Independent School District Series 2021, 4% 2/1/28	50,000	52,175
TOTAL TEXAS		145,639
Utah - 0.3%
Utah County Hosp. Rev. Series 2016 B, 3% 5/15/47	40,000	31,567
Virginia - 2.1%
Virginia College Bldg. Auth. Edl. Facilities Rev. (21st Century College and Equip. Progs.) Series 2017 E, 5% 2/1/31	10,000	10,913
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	60,000	65,311
(Virginia Gen. Oblig.) Series 2017 A, 5% 5/15/27	20,000	21,580
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 5% 7/1/28	5,000	5,348
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	150,000	155,012
TOTAL VIRGINIA		258,164
Washington - 5.0%
Energy Northwest Elec. Rev. Series 2020 A, 5% 7/1/34	100,000	113,981
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/27	50,000	54,076
Series 2018 C, 5% 8/1/30	30,000	32,351
Series 2020 A, 5% 8/1/27	60,000	64,891
Series 2020 C, 5% 2/1/37	10,000	11,082
Series 2021 A, 5% 8/1/43	85,000	92,563
Series 2022 A, 5% 8/1/42	40,000	44,127
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/27	25,000	25,606
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	40,000	42,168
Series 2017 A, 4% 7/1/37	130,000	121,023
TOTAL WASHINGTON		601,868
Wisconsin - 0.1%
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/26 (Escrowed to Maturity)	15,000	15,793
TOTAL MUNICIPAL BONDS (Cost $11,055,766)		11,002,911

Municipal Notes - 1.6%
	Principal Amount (a)	Value ($)
Texas - 1.6%
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) Series A1, 4.5% 8/1/23, VRDN (b) (Cost $200,000)	200,000	200,000

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.30% (c)(d) (Cost $613,996)	613,877	614,002

TOTAL INVESTMENT IN SECURITIES - 98.1% (Cost $11,869,762)	11,816,913
NET OTHER ASSETS (LIABILITIES) - 1.9%	224,080
NET ASSETS - 100.0%	12,040,993

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.30%	232,000	1,209,996	828,000	3,896	-	6	614,002	0.0%
Total	232,000	1,209,996	828,000	3,896	-	6	614,002

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	11,202,911	-	11,202,911	-

Money Market Funds	614,002	614,002	-	-
Total Investments in Securities:	11,816,913	614,002	11,202,911	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,255,766)	$11,202,911
Fidelity Central Funds (cost $613,996)	614,002

Total Investment in Securities (cost $11,869,762)		$11,816,913
Cash		137,766
Interest receivable		112,192
Distributions receivable from Fidelity Central Funds		1,271
Prepaid expenses		9
Receivable from investment adviser for expense reductions		4,457
Other receivables		21
Total assets		12,072,629
Liabilities
Distributions payable	$4,075
Accrued management fee	3,433
Audit fee payable	24,055
Other payables and accrued expenses	73
Total Liabilities		31,636
Net Assets		$12,040,993
Net Assets consist of:
Paid in capital		$12,082,767
Total accumulated earnings (loss)		(41,774)
Net Assets		$12,040,993
Net Asset Value, offering price and redemption price per share ($12,040,993 ÷ 1,209,779 shares)		$9.95

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Interest		$194,666
Income from Fidelity Central Funds		3,896
Total Income		198,562
Expenses
Management fee	$20,038
Transfer agent fees	17
Custodian fees and expenses	2,950
Independent trustees' fees and expenses	19
Registration fees	23,610
Audit	26,581
Legal	26
Miscellaneous	16
Total expenses before reductions	73,257
Expense reductions	(52,850)
Total expenses after reductions		20,407
Net Investment income (loss)		178,155
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,188
Total net realized gain (loss)		7,188
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(206,082)
Fidelity Central Funds	6
Total change in net unrealized appreciation (depreciation)		(206,076)
Net gain (loss)		(198,888)
Net increase (decrease) in net assets resulting from operations		$(20,733)
Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	For the period April 13, 2022 (commencement of operations) through January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$178,155	$223,541
Net realized gain (loss)	7,188	139
Change in net unrealized appreciation (depreciation)	(206,076)	153,227
Net increase (decrease) in net assets resulting from operations	(20,733)	376,907
Distributions to shareholders	(174,673)	(223,275)

Share transactions
Proceeds from sales of shares	842,476	11,106,399
Reinvestment of distributions	155,157	219,718
Cost of shares redeemed	(227,313)	(13,670)

Net increase (decrease) in net assets resulting from share transactions	770,320	11,312,447
Total increase (decrease) in net assets	574,914	11,466,079

Net Assets
Beginning of period	11,466,079	-
End of period	$12,040,993	$11,466,079

Other Information
Shares
Sold	84,906	1,111,389
Issued in reinvestment of distributions	15,596	22,288
Redeemed	(23,029)	(1,371)
Net increase (decrease)	77,473	1,132,306

Fidelity® SAI Sustainable Municipal Income Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.154	.218
Net realized and unrealized gain (loss)	(.183)	.130
Total from investment operations	(.029)	.348
Distributions from net investment income	(.151)	(.218)
Total distributions	(.151)	(.218)
Net asset value, end of period	$9.95	$10.13
Total Return D,E	(.28)%	3.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.28% H	1.18% H,I
Expenses net of fee waivers, if any	.36% H	.36% H
Expenses net of all reductions	.36% H	.35% H
Net investment income (loss)	3.11% H	2.74% H
Supplemental Data
Net assets, end of period (000 omitted)	$12,041	$11,466
Portfolio turnover rate J	5% H	-% H

AFor the period April 13, 2022 (commencement of operations) through January 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023

1. Organization.
Fidelity SAI Sustainable Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$96,700
Gross unrealized depreciation	(145,428)
Net unrealized appreciation (depreciation)	$(48,728)
Tax cost	$11,865,641
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Municipal Income Fund	1,121,369	243,053
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity SAI Sustainable Municipal Income Fund	$6
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through May 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $52,620.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $41.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $189.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Municipal Income Fund	86%

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® SAI Sustainable Municipal Income Fund	.36%
Actual		$ 1,000	$ 997.20	$ 1.78
Hypothetical-B		$ 1,000	$ 1,023.01	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9904936.101
MNI-SANN-0923
Fidelity® Series Large Cap Value Index Fund

Semi-Annual Report
July 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Berkshire Hathaway, Inc. Class B	3.2
JPMorgan Chase & Co.	2.3
Johnson & Johnson	2.2
Exxon Mobil Corp.	2.2
Procter & Gamble Co.	1.5
Chevron Corp.	1.4
Walmart, Inc.	1.1
Bank of America Corp.	1.1
Merck & Co., Inc.	1.1
Cisco Systems, Inc.	1.1
17.2

Market Sectors (% of Fund's net assets)

Financials	20.6
Health Care	15.3
Industrials	13.3
Information Technology	9.1
Consumer Staples	8.3
Energy	8.2
Consumer Discretionary	5.2
Utilities	5.1
Communication Services	4.9
Materials	4.9
Real Estate	4.8

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	2,156,801	31,316,751
Frontier Communications Parent, Inc. (a)(b)	73,673	1,341,585
Iridium Communications, Inc.	2,375	124,806
Verizon Communications, Inc.	1,267,798	43,206,556
		75,989,698
Entertainment - 1.8%
Activision Blizzard, Inc.	234,723	21,772,905
AMC Entertainment Holdings, Inc. Class A (a)(b)	156,149	776,061
Electronic Arts, Inc.	82,487	11,247,102
Liberty Media Corp. Liberty Formula One:
Class A (a)	7,192	462,302
Series C (a)	58,345	4,235,847
Live Nation Entertainment, Inc. (a)	36,459	3,199,277
Madison Square Garden Sports Corp.	5,592	1,189,698
Playtika Holding Corp. (a)	1,102	13,158
Roku, Inc. Class A (a)	32,489	3,127,716
Take-Two Interactive Software, Inc. (a)	49,647	7,593,012
The Walt Disney Co. (a)	550,904	48,969,857
Warner Bros Discovery, Inc. (a)	663,393	8,670,547
		111,257,482
Interactive Media & Services - 0.1%
IAC, Inc. (a)	23,136	1,610,266
Match Group, Inc. (a)	8,304	386,219
TripAdvisor, Inc. (a)(b)	33,415	623,190
Zoominfo Technologies, Inc. (a)	45,345	1,159,472
		3,779,147
Media - 1.4%
Cable One, Inc. (b)	1,576	1,140,929
Comcast Corp. Class A	1,245,739	56,382,147
DISH Network Corp. Class A (a)(b)	74,471	590,555
Fox Corp.:
Class A	88,043	2,945,038
Class B	40,442	1,270,283
Interpublic Group of Companies, Inc. (b)	116,041	3,972,083
Liberty Broadband Corp.:
Class A (a)	3,960	351,767
Class C (a)(b)	27,772	2,475,318
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	22,347	708,400
Series C (a)	46,211	1,470,896
News Corp.:
Class A	114,596	2,271,293
Class B	35,029	704,433
Nexstar Broadcasting Group, Inc. Class A	6,763	1,262,787
Omnicom Group, Inc. (b)	59,396	5,026,090
Paramount Global:
Class A (b)	2,953	56,875
Class B (b)	173,375	2,779,201
Sirius XM Holdings, Inc. (b)	193,819	988,477
The New York Times Co. Class A (b)	48,597	1,980,814
		86,377,386
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	163,614	22,541,101
TOTAL COMMUNICATION SERVICES		299,944,814
CONSUMER DISCRETIONARY - 5.2%
Automobile Components - 0.3%
Aptiv PLC (a)	81,492	8,922,559
BorgWarner, Inc. (b)	70,200	3,264,300
Gentex Corp.	70,518	2,367,994
Lear Corp.	17,669	2,734,454
Phinia, Inc. (b)	14,036	398,201
QuantumScape Corp. Class A (a)(b)	88,531	1,178,348
		18,865,856
Automobiles - 0.7%
Ford Motor Co.	1,181,837	15,612,067
General Motors Co.	417,680	16,026,382
Harley-Davidson, Inc.	39,423	1,522,122
Lucid Group, Inc. Class A (a)(b)	224,199	1,706,154
Rivian Automotive, Inc. (a)(b)	155,305	4,292,630
Thor Industries, Inc. (b)	15,416	1,780,394
		40,939,749
Broadline Retail - 0.2%
eBay, Inc.	150,932	6,717,983
Etsy, Inc. (a)	16,213	1,648,051
Kohl's Corp. (b)	33,256	946,133
Macy's, Inc. (b)	81,416	1,350,691
Nordstrom, Inc. (b)	34,338	793,551
Ollie's Bargain Outlet Holdings, Inc. (a)	12,588	917,413
		12,373,822
Distributors - 0.2%
Genuine Parts Co.	42,227	6,575,588
LKQ Corp.	80,183	4,393,227
		10,968,815
Diversified Consumer Services - 0.1%
ADT, Inc. (b)	63,228	403,395
Bright Horizons Family Solutions, Inc. (a)(b)	15,139	1,468,937
Grand Canyon Education, Inc. (a)(b)	6,555	711,545
H&R Block, Inc.	16,080	540,449
Mister Car Wash, Inc. (a)(b)	22,495	223,375
Service Corp. International	28,483	1,898,392
		5,246,093
Hotels, Restaurants & Leisure - 1.5%
ARAMARK Holdings Corp.	70,473	2,844,995
Boyd Gaming Corp. (b)	22,099	1,509,804
Caesars Entertainment, Inc. (a)	36,587	2,159,365
Carnival Corp. (a)(b)	299,191	5,636,758
Darden Restaurants, Inc.	19,370	3,271,980
Doordash, Inc. (a)(b)	19,711	1,789,562
Expedia, Inc. (a)	11,586	1,419,633
Hilton Worldwide Holdings, Inc.	41,959	6,524,205
Hyatt Hotels Corp. Class A (b)	13,999	1,768,774
Las Vegas Sands Corp.	6,772	405,033
Marriott Vacations Worldwide Corp. (b)	10,987	1,411,939
McDonald's Corp.	128,968	37,813,418
MGM Resorts International	90,276	4,583,313
Norwegian Cruise Line Holdings Ltd. (a)(b)	96,558	2,131,035
Penn Entertainment, Inc. (a)	46,123	1,212,574
Planet Fitness, Inc. (a)	13,410	905,711
Royal Caribbean Cruises Ltd. (a)	49,252	5,373,886
Travel+Leisure Co.	12,214	497,476
Vail Resorts, Inc.	10,846	2,554,125
Wyndham Hotels & Resorts, Inc.	23,502	1,831,276
Wynn Resorts Ltd.	29,355	3,199,108
Yum! Brands, Inc.	10,301	1,418,139
		90,262,109
Household Durables - 0.8%
D.R. Horton, Inc.	93,694	11,901,012
Garmin Ltd. (b)	46,255	4,897,942
Leggett & Platt, Inc. (b)	39,869	1,166,567
Lennar Corp.:
Class A	74,919	9,501,977
Class B (b)	4,094	470,442
Mohawk Industries, Inc. (a)	15,914	1,692,295
Newell Brands, Inc.	114,473	1,277,519
NVR, Inc. (a)	810	5,108,216
PulteGroup, Inc.	66,771	5,634,805
Tempur Sealy International, Inc.	40,017	1,785,959
Toll Brothers, Inc.	33,228	2,669,205
TopBuild Corp. (a)(b)	8,914	2,441,812
Whirlpool Corp.	16,101	2,322,730
		50,870,481
Leisure Products - 0.1%
Brunswick Corp.	19,627	1,694,006
Hasbro, Inc.	39,324	2,538,757
Mattel, Inc. (a)	105,935	2,256,416
Polaris, Inc. (b)	14,791	2,009,209
		8,498,388
Specialty Retail - 0.8%
Advance Auto Parts, Inc.	17,866	1,329,052
AutoNation, Inc. (a)(b)	9,166	1,475,543
AutoZone, Inc. (a)	912	2,263,329
Bath & Body Works, Inc.	68,953	2,555,398
Best Buy Co., Inc.	50,612	4,203,327
CarMax, Inc. (a)(b)	44,879	3,707,454
Dick's Sporting Goods, Inc.	16,749	2,361,609
GameStop Corp. Class A (a)(b)	80,595	1,789,209
Gap, Inc. (b)	58,483	602,375
Lithia Motors, Inc. Class A (sub. vtg.) (b)	8,144	2,528,956
Lowe's Companies, Inc.	48,000	11,244,960
Murphy U.S.A., Inc.	322	98,864
O'Reilly Automotive, Inc. (a)	2,794	2,586,657
Penske Automotive Group, Inc. (b)	6,037	974,493
Petco Health & Wellness Co., Inc. (a)(b)	24,660	201,226
RH (a)	4,092	1,588,392
Ross Stores, Inc.	6,772	776,342
Valvoline, Inc.	38,113	1,447,151
Victoria's Secret & Co. (a)(b)	13,032	267,026
Wayfair LLC Class A (a)(b)	16,089	1,252,850
Williams-Sonoma, Inc. (b)	17,082	2,368,248
		45,622,461
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	36,820	1,359,026
Carter's, Inc. (b)	11,068	830,211
Columbia Sportswear Co.	10,751	845,136
NIKE, Inc. Class B	167,294	18,467,585
PVH Corp.	18,766	1,682,184
Ralph Lauren Corp.	12,230	1,606,166
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	38,412	2,134,939
Tapestry, Inc.	66,481	2,868,655
Under Armour, Inc.:
Class A (sub. vtg.) (a)	56,458	455,051
Class C (non-vtg.) (a)(b)	55,974	415,327
VF Corp.	105,206	2,084,131
		32,748,411
TOTAL CONSUMER DISCRETIONARY		316,396,185
CONSUMER STAPLES - 8.3%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	220	81,717
Brown-Forman Corp.:
Class A (b)	3,029	217,815
Class B (non-vtg.)	11,403	805,052
Constellation Brands, Inc. Class A (sub. vtg.)	41,456	11,309,197
Keurig Dr. Pepper, Inc.	287,019	9,761,516
Molson Coors Beverage Co. Class B	52,609	3,670,530
PepsiCo, Inc.	128,238	24,039,495
The Coca-Cola Co.	591,338	36,621,562
		86,506,884
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	114,579	2,489,802
BJ's Wholesale Club Holdings, Inc. (a)	26,180	1,735,996
Casey's General Stores, Inc.	9,594	2,424,020
Dollar Tree, Inc. (a)	62,791	9,690,535
Grocery Outlet Holding Corp. (a)(b)	28,553	955,098
Kroger Co.	196,473	9,556,447
Performance Food Group Co. (a)	24,440	1,460,534
U.S. Foods Holding Corp. (a)	68,192	2,913,844
Walgreens Boots Alliance, Inc.	215,677	6,463,840
Walmart, Inc.	430,001	68,739,960
		106,430,076
Food Products - 1.9%
Archer Daniels Midland Co.	163,337	13,877,112
Bunge Ltd.	44,949	4,884,608
Campbell Soup Co.	57,567	2,637,720
Conagra Brands, Inc.	143,199	4,698,359
Darling Ingredients, Inc. (a)	47,691	3,302,602
Flowers Foods, Inc.	56,535	1,396,980
Freshpet, Inc. (a)(b)	9,963	732,679
General Mills, Inc.	176,910	13,222,253
Hormel Foods Corp. (b)	87,130	3,561,874
Ingredion, Inc. (b)	19,848	2,208,288
Kellogg Co.	78,219	5,232,069
Lamb Weston Holdings, Inc.	2,449	253,790
McCormick & Co., Inc. (non-vtg.)	75,653	6,769,430
Mondelez International, Inc.	409,657	30,367,873
Pilgrim's Pride Corp. (a)	12,355	306,033
Post Holdings, Inc. (a)(b)	16,093	1,372,733
Seaboard Corp.	77	277,585
The Hershey Co.	11,443	2,646,880
The J.M. Smucker Co.	31,034	4,675,272
The Kraft Heinz Co.	241,892	8,751,653
Tyson Foods, Inc. Class A	83,640	4,660,421
		115,836,214
Household Products - 1.8%
Church & Dwight Co., Inc.	7,646	731,493
Colgate-Palmolive Co.	247,207	18,852,006
Kimberly-Clark Corp.	5,988	773,051
Procter & Gamble Co.	575,901	90,013,326
Reynolds Consumer Products, Inc.	16,338	452,236
Spectrum Brands Holdings, Inc. (b)	12,077	946,958
		111,769,070
Personal Care Products - 0.2%
Coty, Inc. Class A (a)(b)	108,442	1,305,642
Estee Lauder Companies, Inc. Class A	47,431	8,537,580
Olaplex Holdings, Inc. (a)	38,634	139,082
		9,982,304
Tobacco - 1.2%
Altria Group, Inc.	538,071	24,439,185
Philip Morris International, Inc.	467,516	46,620,696
		71,059,881
TOTAL CONSUMER STAPLES		501,584,429
ENERGY - 8.2%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	305,029	10,916,988
Halliburton Co. (b)	216,134	8,446,517
NOV, Inc. (b)	118,052	2,370,484
Schlumberger Ltd.	429,162	25,037,311
TechnipFMC PLC (b)	132,099	2,422,696
		49,193,996
Oil, Gas & Consumable Fuels - 7.4%
Antero Midstream GP LP	67,923	811,001
Antero Resources Corp. (a)	85,097	2,276,345
APA Corp.	10,643	430,935
Chesapeake Energy Corp. (b)	38,181	3,220,186
Chevron Corp.	520,936	85,256,386
ConocoPhillips Co.	365,272	42,999,820
Coterra Energy, Inc.	227,939	6,277,440
Devon Energy Corp.	192,987	10,421,298
Diamondback Energy, Inc.	54,544	8,035,422
DT Midstream, Inc. (b)	29,199	1,562,730
EOG Resources, Inc.	177,028	23,461,521
EQT Corp.	108,510	4,576,952
Exxon Mobil Corp.	1,223,732	131,233,020
Hess Corp.	36,988	5,612,189
HF Sinclair Corp.	42,485	2,213,044
Kinder Morgan, Inc.	590,591	10,459,367
Marathon Oil Corp.	187,092	4,914,907
Marathon Petroleum Corp.	132,938	17,683,413
Occidental Petroleum Corp.	210,082	13,262,477
ONEOK, Inc.	127,166	8,525,209
Ovintiv, Inc. (b)	40,668	1,874,388
PDC Energy, Inc.	26,088	1,979,818
Phillips 66 Co.	138,770	15,479,794
Pioneer Natural Resources Co.	70,099	15,819,241
Range Resources Corp.	70,446	2,214,118
Southwestern Energy Co. (a)	330,114	2,139,139
The Williams Companies, Inc.	366,730	12,633,849
Valero Energy Corp.	108,554	13,993,696
		449,367,705
TOTAL ENERGY		498,561,701
FINANCIALS - 20.6%
Banks - 6.7%
Bank of America Corp.	2,098,397	67,148,704
Bank OZK (b)	33,159	1,450,043
BOK Financial Corp.	8,522	759,140
Citigroup, Inc.	585,903	27,924,137
Citizens Financial Group, Inc.	145,350	4,688,991
Columbia Banking Systems, Inc.	62,558	1,398,171
Comerica, Inc.	39,596	2,136,600
Commerce Bancshares, Inc.	34,390	1,828,860
Cullen/Frost Bankers, Inc.	17,811	1,933,918
East West Bancorp, Inc.	42,262	2,629,119
Fifth Third Bancorp	204,352	5,946,643
First Citizens Bancshares, Inc.	2,910	4,165,083
First Hawaiian, Inc.	38,256	791,517
First Horizon National Corp.	160,804	2,191,759
FNB Corp., Pennsylvania	107,549	1,375,552
Huntington Bancshares, Inc.	432,987	5,299,761
JPMorgan Chase & Co.	880,773	139,126,903
KeyCorp	280,425	3,452,032
M&T Bank Corp.	49,796	6,964,469
New York Community Bancorp, Inc.	214,299	2,972,327
Nu Holdings Ltd. (a)	218,750	1,741,250
Pinnacle Financial Partners, Inc.	22,639	1,718,300
PNC Financial Services Group, Inc.	119,952	16,420,229
Popular, Inc.	21,174	1,536,174
Prosperity Bancshares, Inc.	26,208	1,659,491
Regions Financial Corp.	281,372	5,731,548
Synovus Financial Corp.	43,515	1,475,159
Truist Financial Corp.	399,458	13,269,995
U.S. Bancorp	461,584	18,315,653
Webster Financial Corp.	52,240	2,471,997
Wells Fargo & Co.	1,138,594	52,557,499
Western Alliance Bancorp.	32,531	1,689,985
Wintrust Financial Corp.	18,299	1,543,704
Zions Bancorp NA	43,781	1,674,623
		405,989,336
Capital Markets - 5.0%
Affiliated Managers Group, Inc. (b)	10,728	1,487,330
Bank of New York Mellon Corp.	237,933	10,792,641
BlackRock, Inc. Class A	44,779	33,084,964
Blue Owl Capital, Inc. Class A	114,437	1,409,864
Carlyle Group LP	63,487	2,263,312
Cboe Global Markets, Inc.	31,659	4,422,129
Charles Schwab Corp.	446,481	29,512,394
CME Group, Inc.	108,152	21,517,922
Coinbase Global, Inc. (a)(b)	50,164	4,946,672
Evercore, Inc. Class A (b)	10,711	1,446,628
Franklin Resources, Inc. (b)	85,661	2,504,728
Goldman Sachs Group, Inc.	97,261	34,612,272
Houlihan Lokey	13,853	1,383,222
Interactive Brokers Group, Inc.	30,029	2,622,433
Intercontinental Exchange, Inc.	166,922	19,162,646
Invesco Ltd.	111,631	1,875,401
Janus Henderson Group PLC (b)	40,281	1,182,247
Jefferies Financial Group, Inc.	60,470	2,224,691
KKR & Co. LP (b)	146,635	8,707,186
Lazard Ltd. Class A	32,935	1,156,019
Moody's Corp.	4,206	1,483,667
Morgan Stanley	362,185	33,161,659
MSCI, Inc.	11,704	6,414,728
NASDAQ, Inc.	102,822	5,191,483
Northern Trust Corp.	61,675	4,941,401
Raymond James Financial, Inc. (b)	58,833	6,475,748
Robinhood Markets, Inc. (a)	199,785	2,569,235
S&P Global, Inc.	88,620	34,961,476
SEI Investments Co.	30,616	1,928,502
State Street Corp.	100,481	7,278,844
Stifel Financial Corp. (b)	30,888	1,962,624
T. Rowe Price Group, Inc.	66,406	8,185,204
TPG, Inc. (b)	13,699	403,162
Tradeweb Markets, Inc. Class A	22,554	1,844,692
Virtu Financial, Inc. Class A	26,881	498,911
XP, Inc. Class A (a)	91,665	2,475,872
		306,091,909
Consumer Finance - 0.9%
Ally Financial, Inc.	81,429	2,486,842
American Express Co.	119,770	20,226,758
Capital One Financial Corp.	114,154	13,358,301
Credit Acceptance Corp. (a)(b)	1,927	1,072,568
Discover Financial Services	76,314	8,054,943
OneMain Holdings, Inc. (b)	33,755	1,535,177
SLM Corp. (b)	43,936	710,884
SoFi Technologies, Inc. (a)(b)	276,049	3,160,761
Synchrony Financial	128,437	4,436,214
		55,042,448
Financial Services - 4.2%
Affirm Holdings, Inc. (a)(b)	65,467	1,269,405
Berkshire Hathaway, Inc. Class B (a)	551,661	194,162,575
Block, Inc. Class A (a)	102,521	8,256,016
Corebridge Financial, Inc. (b)	44,492	832,445
Euronet Worldwide, Inc. (a)	7,112	624,931
Fidelity National Information Services, Inc.	178,257	10,763,158
Fiserv, Inc. (a)	134,479	16,972,595
FleetCor Technologies, Inc. (a)	1,514	376,850
Global Payments, Inc.	78,773	8,684,723
Jack Henry & Associates, Inc.	14,952	2,505,507
MGIC Investment Corp.	86,705	1,451,442
PayPal Holdings, Inc. (a)	31,794	2,410,621
Rocket Companies, Inc. (a)(b)	24,165	264,123
TFS Financial Corp. (b)	15,013	217,839
The Western Union Co.	96,065	1,170,072
UWM Holdings Corp. Class A (b)	17,578	115,312
Voya Financial, Inc. (b)	29,484	2,189,482
WEX, Inc. (a)	6,976	1,320,906
		253,588,002
Insurance - 3.7%
AFLAC, Inc.	181,235	13,110,540
Allstate Corp.	78,975	8,898,903
American Financial Group, Inc.	21,894	2,662,529
American International Group, Inc.	220,930	13,317,660
Aon PLC	60,898	19,396,013
Arch Capital Group Ltd. (a)	92,497	7,186,092
Arthur J. Gallagher & Co. (b)	60,189	12,928,597
Assurant, Inc.	15,915	2,140,727
Assured Guaranty Ltd. (b)	17,093	1,021,820
Axis Capital Holdings Ltd.	23,386	1,289,036
Brighthouse Financial, Inc. (a)	18,005	938,601
Brown & Brown, Inc.	43,538	3,067,252
Chubb Ltd.	124,165	25,380,568
Cincinnati Financial Corp.	46,215	4,971,810
CNA Financial Corp.	7,829	306,584
Everest Re Group Ltd.	11,020	3,972,820
Fidelity National Financial, Inc. (b)	78,081	3,058,433
First American Financial Corp. (b)	30,155	1,911,224
Globe Life, Inc.	26,706	2,995,612
Hanover Insurance Group, Inc.	10,680	1,211,966
Hartford Financial Services Group, Inc.	91,685	6,590,318
Kemper Corp. (b)	18,113	923,220
Lincoln National Corp.	46,124	1,293,317
Loews Corp.	56,975	3,569,484
Markel Group, Inc. (a)	3,955	5,733,603
Marsh & McLennan Companies, Inc.	29,670	5,590,421
MetLife, Inc.	194,778	12,265,171
Old Republic International Corp.	81,809	2,255,474
Primerica, Inc.	3,830	814,641
Principal Financial Group, Inc.	72,780	5,812,939
Progressive Corp.	44,189	5,566,930
Prudential Financial, Inc.	110,522	10,664,268
Reinsurance Group of America, Inc.	20,009	2,808,263
RenaissanceRe Holdings Ltd.	10,863	2,028,774
RLI Corp.	9,427	1,257,656
The Travelers Companies, Inc.	69,423	11,983,104
Unum Group	59,136	2,874,601
W.R. Berkley Corp.	64,015	3,949,085
White Mountains Insurance Group Ltd. (b)	745	1,152,530
Willis Towers Watson PLC	28,075	5,933,090
		222,833,676
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp. (b)	172,567	1,758,458
Annaly Capital Management, Inc. (b)	148,585	2,985,073
Rithm Capital Corp.	144,986	1,461,459
Starwood Property Trust, Inc. (b)	88,675	1,839,120
		8,044,110
TOTAL FINANCIALS		1,251,589,481
HEALTH CARE - 15.3%
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (a)	7,342	1,434,627
Amgen, Inc.	51,497	12,058,023
Biogen, Inc. (a)	43,380	11,720,842
BioMarin Pharmaceutical, Inc. (a)	49,682	4,368,538
Exact Sciences Corp. (a)(b)	35,093	3,422,971
Exelixis, Inc. (a)	25,278	498,229
Gilead Sciences, Inc.	376,525	28,668,614
Horizon Therapeutics PLC (a)	7,817	783,811
Incyte Corp. (a)	14,533	926,043
Ionis Pharmaceuticals, Inc. (a)	5,954	246,674
Karuna Therapeutics, Inc. (a)	1,134	226,539
Mirati Therapeutics, Inc. (a)	13,730	415,607
Moderna, Inc. (a)	101,274	11,915,899
Regeneron Pharmaceuticals, Inc. (a)	29,088	21,580,678
Repligen Corp. (a)(b)	9,324	1,599,625
Roivant Sciences Ltd. (a)	4,052	48,543
United Therapeutics Corp. (a)	13,586	3,297,594
Vertex Pharmaceuticals, Inc. (a)	6,596	2,324,035
		105,536,892
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	488,642	54,400,514
Baxter International, Inc.	152,197	6,883,870
Becton, Dickinson & Co.	85,370	23,785,789
Boston Scientific Corp. (a)	432,510	22,425,644
Dentsply Sirona, Inc.	63,619	2,641,461
Enovis Corp. (a)	15,775	1,008,023
Envista Holdings Corp. (a)(b)	49,268	1,695,312
GE Healthcare Holding LLC	108,488	8,462,064
Globus Medical, Inc. (a)(b)	23,849	1,437,379
Hologic, Inc. (a)	73,143	5,809,017
ICU Medical, Inc. (a)(b)	6,084	1,084,047
Integra LifeSciences Holdings Corp. (a)	21,491	977,196
Medtronic PLC	400,136	35,115,935
QuidelOrtho Corp. (a)	16,077	1,404,487
STERIS PLC	29,860	6,734,923
Stryker Corp.	79,832	22,625,187
Tandem Diabetes Care, Inc. (a)(b)	16,771	585,643
Teleflex, Inc.	14,141	3,551,795
The Cooper Companies, Inc.	14,626	5,722,569
Zimmer Biomet Holdings, Inc.	63,226	8,734,672
		215,085,527
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)	26,990	2,133,020
agilon health, Inc. (a)(b)	8,888	170,205
Amedisys, Inc. (a)	9,637	875,425
Cardinal Health, Inc.	37,900	3,466,713
Centene Corp. (a)	165,100	11,241,659
Chemed Corp.	1,258	655,531
Cigna Group	81,442	24,033,534
CVS Health Corp.	385,745	28,811,294
Elevance Health, Inc.	61,916	29,201,443
Encompass Health Corp.	27,694	1,828,635
HCA Holdings, Inc.	48,840	13,324,040
Henry Schein, Inc. (a)	39,226	3,090,617
Humana, Inc.	21,298	9,729,565
Laboratory Corp. of America Holdings	26,636	5,698,239
McKesson Corp.	25,544	10,278,906
Molina Healthcare, Inc. (a)	7,930	2,414,606
Premier, Inc.	35,670	989,843
Quest Diagnostics, Inc.	33,712	4,558,200
R1 RCM, Inc. (a)	45,972	794,396
Tenet Healthcare Corp. (a)	30,376	2,269,998
UnitedHealth Group, Inc.	44,525	22,546,124
Universal Health Services, Inc. Class B	18,236	2,534,075
		180,646,068
Health Care Technology - 0.0%
Certara, Inc. (a)	22,920	446,252
Doximity, Inc. (a)(b)	18,463	659,683
Teladoc Health, Inc. (a)(b)	49,036	1,459,802
		2,565,737
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	16,631	2,025,157
Avantor, Inc. (a)(b)	203,101	4,177,788
Azenta, Inc. (a)	20,493	962,761
Bio-Rad Laboratories, Inc. Class A (a)	6,324	2,563,497
Bio-Techne Corp.	2,668	222,511
Charles River Laboratories International, Inc. (a)	15,275	3,200,724
Danaher Corp.	198,277	50,572,532
Fortrea Holdings, Inc.	26,620	850,775
ICON PLC (a)(b)	20,878	5,248,938
Illumina, Inc. (a)	33,419	6,421,461
IQVIA Holdings, Inc. (a)	4,052	906,676
Maravai LifeSciences Holdings, Inc. (a)	13,835	156,474
QIAGEN NV (a)	68,442	3,204,454
Revvity, Inc.	38,011	4,673,452
Sotera Health Co. (a)	8,763	166,322
Syneos Health, Inc. (a)	31,043	1,316,534
Thermo Fisher Scientific, Inc.	44,629	24,486,147
		111,156,203
Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	633,291	39,384,367
Catalent, Inc. (a)	54,126	2,626,194
Elanco Animal Health, Inc. (a)	147,471	1,779,975
Jazz Pharmaceuticals PLC (a)	8,852	1,154,478
Johnson & Johnson	783,620	131,279,859
Merck & Co., Inc.	624,415	66,593,860
Organon & Co.	76,878	1,689,778
Perrigo Co. PLC	40,598	1,487,511
Pfizer, Inc.	1,702,210	61,381,693
Royalty Pharma PLC	111,769	3,507,311
Viatris, Inc.	360,097	3,791,821
		314,676,847
TOTAL HEALTH CARE		929,667,274
INDUSTRIALS - 13.3%
Aerospace & Defense - 2.5%
BWX Technologies, Inc.	22,778	1,571,682
Curtiss-Wright Corp.	11,478	2,196,430
General Dynamics Corp.	73,722	16,482,765
HEICO Corp. (b)	1,357	238,805
HEICO Corp. Class A	2,363	331,647
Hexcel Corp.	25,360	1,792,445
Howmet Aerospace, Inc.	114,180	5,839,165
Huntington Ingalls Industries, Inc.	11,795	2,708,958
L3Harris Technologies, Inc.	56,957	10,792,782
Mercury Systems, Inc. (a)(b)	14,915	566,472
Northrop Grumman Corp.	40,661	18,094,145
Raytheon Technologies Corp.	440,222	38,708,720
Spirit AeroSystems Holdings, Inc. Class A	28,215	897,801
Textron, Inc.	60,612	4,713,795
The Boeing Co. (a)	145,137	34,665,972
TransDigm Group, Inc.	13,117	11,801,627
Woodward, Inc.	17,800	2,142,764
		153,545,975
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	7,645	765,876
Expeditors International of Washington, Inc.	40,041	5,097,219
FedEx Corp.	69,848	18,855,468
GXO Logistics, Inc. (a)	35,214	2,361,803
United Parcel Service, Inc. Class B	157,728	29,515,641
		56,596,007
Building Products - 1.1%
A.O. Smith Corp.	32,979	2,395,265
Allegion PLC	1,980	231,383
Armstrong World Industries, Inc.	9,538	737,860
Builders FirstSource, Inc. (a)	38,324	5,535,135
Carlisle Companies, Inc. (b)	15,249	4,227,023
Carrier Global Corp. (b)	250,870	14,939,309
Fortune Brands Home & Security, Inc. (b)	38,043	2,703,716
Hayward Holdings, Inc. (a)(b)	33,224	443,873
Johnson Controls International PLC	206,896	14,389,617
Lennox International, Inc.	9,619	3,534,405
Masco Corp.	67,679	4,106,762
Owens Corning	27,023	3,782,950
The AZEK Co., Inc. (a)	36,889	1,150,937
Trane Technologies PLC	48,339	9,640,730
		67,818,965
Commercial Services & Supplies - 0.4%
Cintas Corp.	2,870	1,440,855
Clean Harbors, Inc. (a)	15,446	2,568,052
Driven Brands Holdings, Inc. (a)	18,693	483,588
MSA Safety, Inc. (b)	9,215	1,529,690
RB Global, Inc.	12,845	828,246
Republic Services, Inc.	62,191	9,397,682
Stericycle, Inc. (a)	27,710	1,177,398
Tetra Tech, Inc.	13,061	2,210,052
Waste Management, Inc.	12,372	2,026,410
		21,661,973
Construction & Engineering - 0.3%
AECOM	39,398	3,427,626
EMCOR Group, Inc.	9,227	1,984,174
MasTec, Inc. (a)	18,706	2,202,632
MDU Resources Group, Inc.	60,801	1,344,918
Quanta Services, Inc.	31,895	6,430,670
Valmont Industries, Inc.	5,831	1,543,757
Willscot Mobile Mini Holdings (a)	44,273	2,122,890
		19,056,667
Electrical Equipment - 1.2%
Acuity Brands, Inc.	9,577	1,582,503
AMETEK, Inc.	69,251	10,983,209
Eaton Corp. PLC	119,962	24,630,598
Emerson Electric Co.	171,905	15,703,522
Generac Holdings, Inc. (a)	18,303	2,813,171
Hubbell, Inc. Class B	8,772	2,736,864
nVent Electric PLC	49,505	2,617,824
Plug Power, Inc. (a)(b)	156,336	2,051,128
Regal Rexnord Corp.	19,904	3,108,607
Sensata Technologies, Inc. PLC	45,391	1,917,770
Sunrun, Inc. (a)	63,500	1,205,230
Vertiv Holdings Co.	90,173	2,345,400
		71,695,826
Ground Transportation - 1.3%
Avis Budget Group, Inc. (a)	4,032	888,209
CSX Corp.	543,621	18,113,452
Hertz Global Holdings, Inc. (a)	40,401	680,757
J.B. Hunt Transport Services, Inc.	19,896	4,057,590
Knight-Swift Transportation Holdings, Inc. Class A	47,001	2,855,311
Landstar System, Inc.	2,194	446,676
Norfolk Southern Corp.	68,433	15,985,264
Old Dominion Freight Lines, Inc.	2,049	859,535
Ryder System, Inc.	13,808	1,410,487
Saia, Inc. (a)	7,113	3,009,795
Schneider National, Inc. Class B (b)	16,473	507,533
U-Haul Holding Co. (b)	1,553	94,516
U-Haul Holding Co. (non-vtg.) (b)	15,091	863,356
Union Pacific Corp.	105,036	24,370,453
XPO, Inc. (a)(b)	34,278	2,373,409
		76,516,343
Industrial Conglomerates - 1.5%
3M Co.	165,621	18,466,742
General Electric Co.	326,600	37,310,784
Honeywell International, Inc.	174,697	33,913,929
		89,691,455
Machinery - 2.5%
AGCO Corp.	18,832	2,506,539
Allison Transmission Holdings, Inc.	24,684	1,448,704
Caterpillar, Inc.	38,894	10,313,522
CNH Industrial NV (b)	294,192	4,224,597
Crane Co. (b)	14,436	1,352,509
Crane Nxt Co. (b)	14,469	855,841
Cummins, Inc.	42,693	11,134,334
Deere & Co.	5,340	2,294,064
Donaldson Co., Inc.	21,315	1,339,221
Dover Corp.	41,994	6,129,864
ESAB Corp.	16,979	1,166,457
Flowserve Corp. (b)	39,360	1,486,234
Fortive Corp.	106,471	8,342,003
Gates Industrial Corp. PLC (a)	35,624	485,199
Graco, Inc.	29,721	2,357,767
IDEX Corp.	20,914	4,722,590
Illinois Tool Works, Inc.	16,899	4,449,845
Ingersoll Rand, Inc.	121,857	7,953,606
ITT, Inc.	24,867	2,476,753
Lincoln Electric Holdings, Inc. (b)	1,091	218,975
Middleby Corp. (a)	16,006	2,430,511
Nordson Corp.	17,213	4,330,963
Oshkosh Corp.	19,616	1,806,045
Otis Worldwide Corp.	117,131	10,654,236
PACCAR, Inc.	154,385	13,297,180
Parker Hannifin Corp.	38,481	15,777,595
Pentair PLC	49,379	3,431,841
RBC Bearings, Inc. (a)	8,507	1,923,007
Snap-On, Inc.	15,665	4,267,773
Stanley Black & Decker, Inc. (b)	46,084	4,574,759
Timken Co. (b)	18,806	1,746,325
Westinghouse Air Brake Tech Co.	53,678	6,357,622
Xylem, Inc.	62,899	7,091,862
		152,948,343
Marine Transportation - 0.0%
Kirby Corp. (a)	17,924	1,460,448
Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	37,722	1,834,421
American Airlines Group, Inc. (a)	122,964	2,059,647
Delta Air Lines, Inc.	183,351	8,481,817
Southwest Airlines Co.	178,950	6,112,932
United Airlines Holdings, Inc. (a)	98,332	5,340,411
		23,829,228
Professional Services - 0.7%
Automatic Data Processing, Inc.	17,691	4,374,277
Broadridge Financial Solutions, Inc.	5,785	971,417
CACI International, Inc. Class A (a)	6,790	2,379,488
Ceridian HCM Holding, Inc. (a)	40,574	2,873,045
Clarivate Analytics PLC (a)(b)	141,628	1,346,882
Concentrix Corp.	13,208	1,099,434
Dun & Bradstreet Holdings, Inc. (b)	81,931	968,424
Equifax, Inc.	11,300	2,306,104
FTI Consulting, Inc. (a)(b)	8,161	1,429,481
Genpact Ltd. (b)	40,520	1,462,367
Jacobs Solutions, Inc.	37,872	4,749,528
KBR, Inc.	25,887	1,591,792
Leidos Holdings, Inc.	41,088	3,842,961
Manpower, Inc.	15,158	1,195,663
Paycor HCM, Inc. (a)(b)	8,996	241,633
Robert Half, Inc.	31,650	2,346,848
Science Applications International Corp. (b)	16,172	1,962,310
SS&C Technologies Holdings, Inc.	65,411	3,810,191
TransUnion Holding Co., Inc. (b)	58,128	4,632,220
		43,584,065
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	31,129	1,318,002
Core & Main, Inc. (a)(b)	25,507	806,276
Fastenal Co.	43,150	2,529,022
Ferguson PLC (b)	58,770	9,498,407
MSC Industrial Direct Co., Inc. Class A (b)	13,820	1,394,714
SiteOne Landscape Supply, Inc. (a)(b)	9,068	1,541,560
United Rentals, Inc.	16,421	7,630,510
Univar Solutions, Inc. (a)	46,679	1,686,979
Watsco, Inc. (b)	7,504	2,837,938
WESCO International, Inc.	13,315	2,337,715
		31,581,123
TOTAL INDUSTRIALS		809,986,418
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.2%
Ciena Corp. (a)(b)	44,637	1,883,681
Cisco Systems, Inc.	1,235,257	64,282,774
F5, Inc. (a)	18,139	2,870,315
Juniper Networks, Inc.	95,792	2,663,018
Lumentum Holdings, Inc. (a)(b)	20,560	1,076,522
Motorola Solutions, Inc.	3,980	1,140,787
Ubiquiti, Inc. (b)	198	35,175
ViaSat, Inc. (a)(b)	21,636	669,418
		74,621,690
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. Class A	87,263	7,706,196
Arrow Electronics, Inc. (a)	17,242	2,457,675
Avnet, Inc.	27,345	1,326,233
CDW Corp.	2,359	441,298
Cognex Corp.	51,984	2,839,366
Coherent Corp. (a)(b)	35,865	1,698,566
Corning, Inc.	229,003	7,772,362
IPG Photonics Corp. (a)	9,024	1,186,205
Jabil, Inc.	14,480	1,602,502
Keysight Technologies, Inc. (a)	39,748	6,402,608
Littelfuse, Inc.	7,281	2,217,793
National Instruments Corp.	8,592	506,928
TD SYNNEX Corp.	12,504	1,234,270
Teledyne Technologies, Inc. (a)	14,027	5,393,802
Trimble, Inc. (a)	74,169	3,990,292
Vontier Corp.	30,983	958,304
Zebra Technologies Corp. Class A (a)	12,634	3,890,767
		51,625,167
IT Services - 1.2%
Akamai Technologies, Inc. (a)	46,319	4,377,146
Amdocs Ltd.	35,804	3,352,687
Cognizant Technology Solutions Corp. Class A	152,962	10,100,081
DXC Technology Co. (a)	68,355	1,890,016
GoDaddy, Inc. (a)(b)	18,279	1,409,128
IBM Corp.	273,728	39,466,103
Kyndryl Holdings, Inc. (a)	61,690	842,685
Okta, Inc. (a)	42,311	3,252,023
Twilio, Inc. Class A (a)	42,544	2,809,180
VeriSign, Inc. (a)	25,804	5,443,354
		72,942,403
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)	208,123	23,809,271
Analog Devices, Inc.	152,289	30,386,224
Applied Materials, Inc.	39,415	5,974,920
Cirrus Logic, Inc. (a)	16,611	1,342,169
Entegris, Inc.	42,610	4,674,743
First Solar, Inc. (a)	32,036	6,644,266
GlobalFoundries, Inc. (a)(b)	23,604	1,503,339
Intel Corp.	1,257,664	44,986,641
Lam Research Corp.	2,142	1,539,006
Marvell Technology, Inc.	257,338	16,760,424
Microchip Technology, Inc.	46,481	4,366,425
Micron Technology, Inc.	329,225	23,503,373
MKS Instruments, Inc.	19,972	2,180,343
ON Semiconductor Corp. (a)	129,827	13,988,859
Qorvo, Inc. (a)	29,994	3,299,940
Qualcomm, Inc.	43,018	5,685,689
Skyworks Solutions, Inc.	47,863	5,474,091
Teradyne, Inc.	7,833	884,659
Texas Instruments, Inc.	161,890	29,140,200
Universal Display Corp.	7,704	1,123,860
Wolfspeed, Inc. (a)(b)	37,315	2,459,059
		229,727,501
Software - 1.6%
ANSYS, Inc. (a)	4,573	1,564,423
AppLovin Corp. (a)(b)	50,935	1,599,359
Aspen Technology, Inc. (a)(b)	8,396	1,498,686
Bentley Systems, Inc. Class B (b)	4,220	227,374
Bill Holdings, Inc. (a)(b)	30,870	3,869,246
Black Knight, Inc. (a)	46,660	3,281,131
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	60,518	666,908
Dolby Laboratories, Inc. Class A	17,803	1,577,524
Dropbox, Inc. Class A (a)	8,744	235,651
Gen Digital, Inc.	140,728	2,737,160
Guidewire Software, Inc. (a)	24,545	2,081,907
HashiCorp, Inc. (a)	8,827	261,367
Informatica, Inc. (a)(b)	11,776	224,215
nCino, Inc. (a)(b)	19,122	618,597
NCR Corp. (a)(b)	38,384	1,031,762
Nutanix, Inc. Class A (a)	52,332	1,580,426
Oracle Corp.	269,798	31,628,420
PTC, Inc. (a)	15,611	2,276,240
Roper Technologies, Inc.	31,833	15,695,261
Salesforce, Inc. (a)	70,146	15,783,551
SentinelOne, Inc. (a)(b)	49,036	817,430
Tyler Technologies, Inc. (a)	3,056	1,212,101
UiPath, Inc. Class A (a)	26,333	476,101
Unity Software, Inc. (a)(b)	52,420	2,402,933
Zoom Video Communications, Inc. Class A (a)	74,419	5,458,634
		98,806,407
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.	389,391	6,767,616
HP, Inc.	207,084	6,798,568
NetApp, Inc.	38,755	3,023,278
Pure Storage, Inc. Class A (a)	18,446	682,318
Western Digital Corp. (a)	96,166	4,092,825
		21,364,605
TOTAL INFORMATION TECHNOLOGY		549,087,773
MATERIALS - 4.9%
Chemicals - 3.0%
Air Products & Chemicals, Inc.	66,803	20,396,960
Albemarle Corp.	35,246	7,482,021
Ashland, Inc.	15,114	1,380,815
Axalta Coating Systems Ltd. (a)	59,461	1,902,752
Celanese Corp. Class A (b)	29,746	3,729,851
CF Industries Holdings, Inc.	58,850	4,830,408
Corteva, Inc.	214,806	12,121,503
Dow, Inc. (b)	213,114	12,034,548
DuPont de Nemours, Inc.	138,248	10,732,192
Eastman Chemical Co.	35,686	3,054,008
Ecolab, Inc.	16,610	3,041,955
Element Solutions, Inc.	67,156	1,407,590
FMC Corp.	31,984	3,077,820
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	419,961	1,054,102
Huntsman Corp. (b)	52,547	1,564,324
International Flavors & Fragrances, Inc.	76,871	6,504,055
Linde PLC	133,893	52,307,978
LyondellBasell Industries NV Class A	77,891	7,700,304
NewMarket Corp.	1,874	846,486
Olin Corp.	38,859	2,241,387
PPG Industries, Inc.	52,934	7,617,203
RPM International, Inc.	30,964	3,198,891
Sherwin-Williams Co.	11,964	3,308,046
The Chemours Co. LLC (b)	44,732	1,654,189
The Mosaic Co.	99,608	4,060,022
Westlake Corp. (b)	9,737	1,338,838
		178,588,248
Construction Materials - 0.3%
Eagle Materials, Inc.	3,672	677,007
Martin Marietta Materials, Inc.	18,586	8,297,906
Vulcan Materials Co.	31,110	6,859,755
		15,834,668
Containers & Packaging - 0.6%
Amcor PLC	445,451	4,570,327
Aptargroup, Inc.	19,685	2,390,940
Ardagh Group SA (a)	5,448	32,307
Ardagh Metal Packaging SA	3,091	11,684
Avery Dennison Corp.	16,308	3,000,835
Ball Corp. (b)	92,743	5,443,087
Berry Global Group, Inc. (b)	36,546	2,396,321
Crown Holdings, Inc.	31,927	2,961,549
Graphic Packaging Holding Co. (b)	42,599	1,030,896
International Paper Co.	104,239	3,758,858
Packaging Corp. of America	26,630	4,083,711
Sealed Air Corp.	19,334	882,017
Silgan Holdings, Inc.	25,132	1,102,038
Sonoco Products Co. (b)	29,420	1,725,189
WestRock Co.	76,453	2,545,120
		35,934,879
Metals & Mining - 1.0%
Alcoa Corp. (b)	53,499	1,936,129
Cleveland-Cliffs, Inc. (a)	152,942	2,699,426
Freeport-McMoRan, Inc.	430,260	19,211,109
MP Materials Corp. (a)(b)	31,286	746,171
Newmont Corp.	239,619	10,284,447
Nucor Corp.	75,803	13,044,938
Reliance Steel & Aluminum Co.	17,599	5,154,043
Royal Gold, Inc.	19,731	2,370,482
SSR Mining, Inc. (b)	62,061	903,608
Steel Dynamics, Inc.	48,357	5,153,889
United States Steel Corp. (b)	67,690	1,726,095
		63,230,337
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp. (b)	19,335	1,471,974
TOTAL MATERIALS		295,060,106
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Agree Realty Corp.	26,779	1,734,744
Alexandria Real Estate Equities, Inc.	51,635	6,489,487
American Homes 4 Rent Class A (b)	100,219	3,756,208
Americold Realty Trust	81,266	2,634,644
Apartment Income (REIT) Corp.	44,762	1,546,079
AvalonBay Communities, Inc.	42,072	7,936,883
Boston Properties, Inc.	47,207	3,145,402
Brixmor Property Group, Inc.	90,084	2,048,510
Camden Property Trust (SBI)	31,229	3,406,772
Cousins Properties, Inc. (b)	45,520	1,112,054
Crown Castle International Corp.	116,488	12,614,486
CubeSmart	67,315	2,918,778
Digital Realty Trust, Inc.	87,534	10,908,487
EastGroup Properties, Inc.	13,198	2,338,422
EPR Properties	22,323	996,499
Equinix, Inc.	14,003	11,341,310
Equity Lifestyle Properties, Inc.	35,986	2,561,483
Equity Residential (SBI)	112,302	7,405,194
Essex Property Trust, Inc.	19,217	4,680,300
Extra Space Storage, Inc.	62,963	8,787,746
Federal Realty Investment Trust (SBI)	24,331	2,470,083
First Industrial Realty Trust, Inc.	39,721	2,053,576
Gaming & Leisure Properties	75,737	3,594,478
Healthcare Trust of America, Inc.	114,303	2,232,338
Healthpeak Properties, Inc.	164,694	3,595,270
Highwoods Properties, Inc. (SBI)	31,290	790,698
Host Hotels & Resorts, Inc.	212,801	3,915,538
Invitation Homes, Inc.	184,003	6,532,107
Iron Mountain, Inc.	44,026	2,703,196
Kilroy Realty Corp.	35,103	1,253,177
Kimco Realty Corp.	182,129	3,689,934
Lamar Advertising Co. Class A	5,987	590,917
Medical Properties Trust, Inc. (b)	178,620	1,802,276
Mid-America Apartment Communities, Inc.	34,953	5,231,066
National Storage Affiliates Trust	24,006	811,163
NNN (REIT), Inc.	54,596	2,330,157
Omega Healthcare Investors, Inc.	70,481	2,248,344
Park Hotels & Resorts, Inc.	66,068	900,507
Prologis (REIT), Inc.	277,918	34,670,271
Public Storage	19,770	5,570,198
Rayonier, Inc.	44,173	1,463,010
Realty Income Corp.	199,039	12,135,408
Regency Centers Corp.	51,242	3,357,888
Rexford Industrial Realty, Inc.	60,291	3,321,431
SBA Communications Corp. Class A	29,066	6,364,001
Simon Property Group, Inc.	76,405	9,520,063
Spirit Realty Capital, Inc.	42,401	1,710,032
Stag Industrial, Inc.	54,034	1,961,434
Sun Communities, Inc.	28,928	3,769,318
UDR, Inc.	93,228	3,811,161
Ventas, Inc.	120,277	5,835,840
VICI Properties, Inc.	302,255	9,514,987
Vornado Realty Trust	53,190	1,195,711
Welltower, Inc.	149,630	12,292,105
Weyerhaeuser Co.	220,500	7,510,230
WP Carey, Inc.	63,811	4,309,157
		273,420,558
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	93,270	7,770,324
CoStar Group, Inc. (a)	69,379	5,825,755
Howard Hughes Corp. (a)	10,125	854,854
Jones Lang LaSalle, Inc. (a)(b)	14,260	2,375,003
Zillow Group, Inc.:
Class A (a)	16,652	886,219
Class C (a)	46,470	2,516,815
		20,228,970
TOTAL REAL ESTATE		293,649,528
UTILITIES - 5.1%
Electric Utilities - 3.3%
Alliant Energy Corp.	75,636	4,064,679
American Electric Power Co., Inc.	155,121	13,144,954
Avangrid, Inc. (b)	21,373	792,511
Constellation Energy Corp.	98,656	9,535,102
Duke Energy Corp.	232,193	21,737,909
Edison International	113,807	8,189,552
Entergy Corp.	63,726	6,544,660
Evergy, Inc.	67,029	4,019,729
Eversource Energy	104,955	7,591,395
Exelon Corp.	299,364	12,531,377
FirstEnergy Corp.	163,961	6,458,424
Hawaiian Electric Industries, Inc. (b)	32,981	1,266,141
IDACORP, Inc.	15,195	1,562,350
NextEra Energy, Inc.	609,848	44,701,858
NRG Energy, Inc.	69,458	2,638,709
OGE Energy Corp.	60,167	2,175,037
PG&E Corp. (a)	542,438	9,552,333
Pinnacle West Capital Corp.	34,076	2,822,174
PPL Corp.	222,209	6,117,414
Southern Co.	328,250	23,745,605
Xcel Energy, Inc.	165,910	10,407,534
		199,599,447
Gas Utilities - 0.1%
Atmos Energy Corp.	43,390	5,280,997
National Fuel Gas Co.	26,730	1,419,630
UGI Corp.	62,871	1,696,888
		8,397,515
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (b)	38,426	1,197,738
Clearway Energy, Inc.:
Class A	10,575	260,885
Class C	24,494	646,887
The AES Corp.	78,220	1,691,899
Vistra Corp.	80,107	2,247,802
		6,045,211
Multi-Utilities - 1.4%
Ameren Corp.	78,845	6,754,651
CenterPoint Energy, Inc.	190,006	5,717,281
CMS Energy Corp.	87,563	5,347,472
Consolidated Edison, Inc.	104,478	9,910,783
Dominion Energy, Inc.	251,747	13,481,052
DTE Energy Co.	62,029	7,089,915
NiSource, Inc.	124,433	3,464,215
Public Service Enterprise Group, Inc.	149,734	9,451,210
Sempra Energy	94,875	14,138,273
WEC Energy Group, Inc.	95,013	8,537,868
		83,892,720
Water Utilities - 0.2%
American Water Works Co., Inc.	58,666	8,649,128
Essential Utilities, Inc.	73,068	3,090,046
		11,739,174
TOTAL UTILITIES		309,674,067
TOTAL COMMON STOCKS (Cost $4,511,506,401)		6,055,201,776

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $994,728)	1,000,000	994,590

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	9,508,743	9,510,644
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	157,677,710	157,693,478
TOTAL MONEY MARKET FUNDS (Cost $167,203,745)		167,204,122

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $4,679,704,874)	6,223,400,488
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(152,840,565)
NET ASSETS - 100.0%	6,070,559,923

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	35	Sep 2023	8,075,375	387,926	387,926
CME E-mini S&P MidCap 400 Index Contracts (United States)	32	Sep 2023	8,778,880	513,462	513,462

TOTAL FUTURES CONTRACTS					901,388
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $885,185.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	26,168,658	637,491,108	654,149,122	578,016	-	-	9,510,644	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	159,869,302	467,206,435	469,382,259	843,493	-	-	157,693,478	0.5%
Total	186,037,960	1,104,697,543	1,123,531,381	1,421,509	-	-	167,204,122

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	299,944,814	299,944,814	-	-
Consumer Discretionary	316,396,185	316,396,185	-	-
Consumer Staples	501,584,429	501,584,429	-	-
Energy	498,561,701	498,561,701	-	-
Financials	1,251,589,481	1,251,589,481	-	-
Health Care	929,667,274	929,667,274	-	-
Industrials	809,986,418	809,986,418	-	-
Information Technology	549,087,773	549,087,773	-	-
Materials	295,060,106	295,060,106	-	-
Real Estate	293,649,528	293,649,528	-	-
Utilities	309,674,067	309,674,067	-	-

U.S. Government and Government Agency Obligations	994,590	-	994,590	-

Money Market Funds	167,204,122	167,204,122	-	-
Total Investments in Securities:	6,223,400,488	6,222,405,898	994,590	-
Derivative Instruments:

Assets
Futures Contracts	901,388	901,388	-	-
Total Assets	901,388	901,388	-	-
Total Derivative Instruments:	901,388	901,388	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	901,388	0
Total Equity Risk	901,388	0
Total Value of Derivatives	901,388	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $156,081,576) - See accompanying schedule:
Unaffiliated issuers (cost $4,512,501,129)	$6,056,196,366
Fidelity Central Funds (cost $167,203,745)	167,204,122

Total Investment in Securities (cost $4,679,704,874)		$6,223,400,488
Receivable for investments sold		34,102,951
Receivable for fund shares sold		7,171,296
Dividends receivable		6,434,140
Distributions receivable from Fidelity Central Funds		256,733
Receivable for daily variation margin on futures contracts		51,669
Other receivables		13,888
Total assets		6,271,431,165
Liabilities
Payable to custodian bank	$20,180
Payable for fund shares redeemed	43,144,390
Other payables and accrued expenses	24,000
Collateral on securities loaned	157,682,672
Total Liabilities		200,871,242
Net Assets		$6,070,559,923
Net Assets consist of:
Paid in capital		$4,383,301,322
Total accumulated earnings (loss)		1,687,258,601
Net Assets		$6,070,559,923
Net Asset Value, offering price and redemption price per share ($6,070,559,923 ÷ 405,361,553 shares)		$14.98

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Dividends		$65,716,487
Interest		39,365
Income from Fidelity Central Funds (including $843,493 from security lending)		1,421,509
Total Income		67,177,361
Expenses
Custodian fees and expenses	$51,047
Independent trustees' fees and expenses	9,449
Interest	2,070
Total expenses before reductions	62,566
Expense reductions	(1,774)
Total expenses after reductions		60,792
Net Investment income (loss)		67,116,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	119,896,722
Futures contracts	3,346,519
Total net realized gain (loss)		123,243,241
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	35,907,174
Futures contracts	(1,012,591)
Total change in net unrealized appreciation (depreciation)		34,894,583
Net gain (loss)		158,137,824
Net increase (decrease) in net assets resulting from operations		$225,254,393
Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	Year ended January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,116,569	$121,301,361
Net realized gain (loss)	123,243,241	134,542,912
Change in net unrealized appreciation (depreciation)	34,894,583	(292,840,981)
Net increase (decrease) in net assets resulting from operations	225,254,393	(36,996,708)
Distributions to shareholders	(12,972,017)	(223,483,250)

Share transactions
Proceeds from sales of shares	614,497,235	1,009,067,447
Reinvestment of distributions	12,972,017	223,483,250
Cost of shares redeemed	(425,724,956)	(1,275,321,799)

Net increase (decrease) in net assets resulting from share transactions	201,744,296	(42,771,102)
Total increase (decrease) in net assets	414,026,672	(303,251,060)

Net Assets
Beginning of period	5,656,533,251	5,959,784,311
End of period	$6,070,559,923	$5,656,533,251

Other Information
Shares
Sold	44,146,730	71,082,789
Issued in reinvestment of distributions	965,180	15,931,648
Redeemed	(29,713,765)	(89,125,886)
Net increase (decrease)	15,398,145	(2,111,449)

Fidelity® Series Large Cap Value Index Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.51	$15.20	$13.09	$12.91	$12.02	$13.22
Income from Investment Operations
Net investment income (loss) A,B	.17	.32	.30	.29	.33	.32
Net realized and unrealized gain (loss)	.33	(.40)	2.76	.23	1.46	(.96)
Total from investment operations	.50	(.08)	3.06	.52	1.79	(.64)
Distributions from net investment income	(.01)	(.33)	(.30)	(.29)	(.34)	(.33)
Distributions from net realized gain	(.02)	(.28)	(.65)	(.05)	(.57)	(.22)
Total distributions	(.03)	(.61)	(.95)	(.34)	(.90) C	(.56) C
Net asset value, end of period	$14.98	$14.51	$15.20	$13.09	$12.91	$12.02
Total Return D,E	3.49%	(.40)%	23.41%	4.14%	14.94%	(4.73)%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	2.36% I	2.21%	1.93%	2.49%	2.58%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$6,070,560	$5,656,533	$5,959,784	$5,344,271	$4,036,878	$3,698,418
Portfolio turnover rate J	34% I	24%	27%	21%	31%	19%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than $.005 per share.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023

1. Organization.
Fidelity Series Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the certain deemed distributions, futures contracts, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,767,735,983
Gross unrealized depreciation	(266,890,202)
Net unrealized appreciation (depreciation)	$1,500,845,781
Tax cost	$4,723,456,095

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Value Index Fund	1,245,127,978	965,644,264

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Large Cap Value Index Fund	Borrower	$14,018,000	5.32%	$2,070

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Large Cap Value Index Fund	$92,142	$6,889	$28,023

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,774.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® Series Large Cap Value Index Fund	-%-D
Actual		$ 1,000	$ 1,034.90	$-E
Hypothetical-B		$ 1,000	$ 1,024.79	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

1.967966.109
XS6-SANN-0923
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund

Semi-Annual Report
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary July 31, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

New York	12.6
Alabama	12.0
Georgia	6.6
Illinois	6.4
Kentucky	6.0

Revenue Sources (% of Fund's net assets)
Synthetics	20.2
General Obligations	16.4
Health Care	16.1
Electric Utilities	13.0
Resource Recovery	10.3
Industrial Development	7.3
State G.O.	5.6
Others* (Individually Less Than 5%)	11.1
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Maturity Diversification (% of Fund's Investments)
Days
1 - 7	45.7
8 - 30	5.7
31 - 60	5.6
61 - 90	3.6
91 - 180	4.2
> 180	35.3

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 49.7%
	Principal Amount (a)	Value ($)
Alabama - 2.8%
Black Belt Energy Gas District:
Bonds Series 2018 A, 4%, tender 12/1/23 (b)	100,000	99,966
Series 2021 C1, 4% 12/1/23	10,000	9,999
Series 2022 C1:
5.25% 12/1/24	5,000	5,072
5.25% 12/1/25	5,000	5,132
Series 2022 E:
5% 6/1/24	50,000	50,445
5% 6/1/25	50,000	50,904
5% 6/1/26	50,000	51,410
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	35,000	34,917
TOTAL ALABAMA		307,845
Arizona - 2.0%
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(c)	80,000	80,396
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/25	140,000	143,536
TOTAL ARIZONA		223,932
California - 4.6%
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2021 A, 4.1%, tender 10/2/23 (b)(c)	100,000	99,967
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Republic Svcs., Inc. Proj.) Series 2010 A, 3.875% 8/1/23 (b)(c)(d)	100,000	100,000
Bonds (Republic Svcs. INC. Proj.) Series 2023, 4.25%, tender 8/15/23 (b)(c)(d)	100,000	99,983
Los Angeles Dept. Arpt. Rev. Series 2023 A, 5% 5/15/26 (c)	200,000	208,253
TOTAL CALIFORNIA		508,203
Connecticut - 1.2%
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/25	10,000	10,319
Series 2018 F, 5% 9/15/23	75,000	75,143
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series 2010 A3, 0.25%, tender 2/9/24 (b)	50,000	49,024
TOTAL CONNECTICUT		134,486
District Of Columbia - 0.9%
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/24	100,000	101,611
Florida - 0.9%
Duval County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	100,000	105,048
Georgia - 3.5%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 2.875%, tender 8/19/25 (b)	100,000	96,904
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994 9, 3.8%, tender 5/21/26 (b)	100,000	99,131
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (b)	100,000	100,107
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 3.875%, tender 3/6/26 (b)	90,000	89,452
TOTAL GEORGIA		385,594
Hawaii - 1.4%
Honolulu City & County Gen. Oblig. Bonds (Honolulu Rail Transit Proj.) Series 2019 E, 5%, tender 9/1/23 (b)	55,000	55,055
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	100,000	103,553
TOTAL HAWAII		158,608
Illinois - 6.4%
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 4.4%, tender 11/1/23 (b)(c)	100,000	100,062
Illinois Fin. Auth. Series 2022 A, 5% 10/1/24	100,000	100,251
Illinois Gen. Oblig.:
Series 2012, 5% 8/1/23	100,000	100,000
Series 2017 D:
5% 11/1/23	100,000	100,313
5% 11/1/26	5,000	5,245
Series 2018 A, 5% 10/1/23	100,000	100,205
Series 2019 B, 5% 9/1/23	100,000	100,100
Series 2023 C, 5% 5/1/25	100,000	102,449
TOTAL ILLINOIS		708,625
Indiana - 0.4%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4%, tender 10/2/23 (b)(c)	50,000	49,987
Kentucky - 1.5%
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4.05%, tender 9/1/23 (b)(c)	100,000	99,962
Kentucky State Property & Buildings Commission Rev. Series 2013 A, 5% 10/1/23	50,000	50,112
Kentucky, Inc. Pub. Energy Bonds Series 2018 A, 4%, tender 4/1/24 (b)	15,000	14,990
TOTAL KENTUCKY		165,064
Maine - 0.9%
Maine Hsg. Auth. Mtg. Bonds Series 2023 B, 3.125%, tender 5/1/24 (b)	100,000	99,514
Massachusetts - 0.9%
Massachusetts Edl. Fing. Auth. Rev. Series 2018 B, 5% 7/1/25 (c)	100,000	101,853
Michigan - 1.3%
Coopersville Area Pub. Schools Series 2022 I:
4% 5/1/26	30,000	30,674
5% 5/1/25	110,000	113,230
TOTAL MICHIGAN		143,904
Minnesota - 0.2%
Minnesota Hsg. Fin. Agcy. Series 2022 A, 5% 8/1/23	25,000	25,000
Nebraska - 0.9%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	105,000	104,906
Nevada - 1.8%
Nevada Dept. of Bus. & Industry Bonds Series 2023 A, 3.7%, tender 1/31/24 (b)(c)(d)	200,000	199,197
New Hampshire - 0.9%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A1, 2.15%, tender 7/1/24 (b)(c)	100,000	98,183
New Jersey - 3.0%
New Jersey Econ. Dev. Auth. Series 2024 SSS, 5% 6/15/26 (e)	100,000	102,400
New Jersey Econ. Dev. Auth. Rev. Series 2019, 5.25% 9/1/24 (d)	100,000	101,868
New Jersey Edl. Facility (Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	75,000	76,321
New Jersey Trans. Trust Fund Auth. Series 2010 D, 5.25% 12/15/23	55,000	55,339
TOTAL NEW JERSEY		335,928
New York - 2.3%
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds Series 2021 K2, 0.9%, tender 1/1/26 (b)	165,000	151,364
New York Metropolitan Trans. Auth. Rev. Bonds Series 2020 A2, 5%, tender 5/15/24 (b)	100,000	100,893
TOTAL NEW YORK		252,257
Oregon - 2.1%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	100,000	99,939
Union County Hosp. Facility Auth. Series 2022, 5% 7/1/24	135,000	135,998
TOTAL OREGON		235,937
Pennsylvania - 0.9%
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2014, 4.1%, tender 10/2/23 (b)(c)	100,000	99,974
Tennessee - 0.9%
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	95,000	96,114
Texas - 3.6%
Magnolia Independent School District Series 2023, 5% 8/15/24	150,000	152,688
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2020 A, 3.875%, tender 8/1/23 (b)(c)	100,000	100,000
(Waste Mgmt., Inc. Proj.) Series 2020 A, 4%, tender 9/1/23 (b)(c)	100,000	99,986
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	35,000	34,978
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	15,000	15,551
TOTAL TEXAS		403,203
Virginia - 1.7%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 3.95%, tender 5/1/24 (b)(c)	100,000	99,900
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	95,000	87,232
TOTAL VIRGINIA		187,132
Wisconsin - 2.7%
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	200,000	203,819
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A2, 3.875%, tender 8/1/23 (b)(c)	100,000	100,000
TOTAL WISCONSIN		303,819
TOTAL MUNICIPAL BONDS (Cost $5,569,573)		5,535,924

Municipal Notes - 50.8%
	Principal Amount (a)	Value ($)
Alabama - 9.2%
Black Belt Energy Gas District Participating VRDN Series ZL 03 97, 4.28% 8/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	330,000	330,000
Health Care Auth. for Baptist Health Series 2013 B, 5.27% 8/7/23, VRDN (b)	300,000	300,000
Southeast Energy Auth. Rev. Bonds Participating VRDN Series XG 04 10, 4.28% 8/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	300,000	300,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 4.65% 8/1/23, VRDN (b)(c)	100,000	100,000
TOTAL ALABAMA		1,030,000
Colorado - 1.8%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series 2022 004, 4.28% 9/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	200,000	200,000
Delaware - 2.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 4.81% 8/1/23, VRDN (b)(c)	280,000	280,000
Georgia - 3.1%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 4.77% 8/1/23, VRDN (b)(c)	350,000	350,000
Indiana - 1.8%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 4.3% 8/7/23, VRDN (b)(c)	200,000	200,000
Kentucky - 4.5%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 4.14% 8/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	300,000	300,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 5.44% 8/1/23, VRDN (b)(c)	200,000	200,000
TOTAL KENTUCKY		500,000
Louisiana - 3.9%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 4.41% 8/7/23, VRDN (b)	100,000	100,000
Series 2010 B1, 4.3% 8/7/23, VRDN (b)	330,000	330,000
TOTAL LOUISIANA		430,000
Missouri - 1.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 4.11% 8/7/23 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	130,000	130,000
New York - 10.3%
New York City Gen. Oblig. Series 2012 2, 4.18% 8/8/23, VRDN (b)	400,000	400,000
New York Dorm. Auth. Rev. Participating VRDN Series XF 13 28, 4.5% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	450,000	450,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series XF 13 55, 4.3% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	300,000	300,000
TOTAL NEW YORK		1,150,000
Ohio - 4.5%
Allen County Hosp. Facilities Rev. Series 2012 B, 4.35% 8/7/23 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)	500,000	500,003
Pennsylvania - 0.9%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 4.42% 8/6/26, VRDN (b)	100,000	100,000
South Carolina - 0.5%
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 4.18% 8/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	50,000	50,000
Tennessee - 2.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 4.3% 8/7/23, VRDN (b)	300,000	300,000
Virginia - 1.7%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 4.28% 8/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	185,000	185,000
West Virginia - 2.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.43% 8/6/26, VRDN (b)	250,000	250,000
TOTAL MUNICIPAL NOTES (Cost $5,655,004)		5,655,003

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $11,224,577)	11,190,927
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(51,505)
NET ASSETS - 100.0%	11,139,422

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $501,048 or 4.5% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.30%	-	366,000	366,000	205	-	-	-	0.0%
Total	-	366,000	366,000	205	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	11,190,927	-	11,190,927	-

Total Investments in Securities:	11,190,927	-	11,190,927	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $11,224,577):		$11,190,927
Interest receivable		82,781
Prepaid expenses		8
Receivable from investment adviser for expense reductions		4,470
Other receivables		2
Total assets		11,278,188
Liabilities
Payable to custodian bank	$9,960
Payable for investments purchased on a delayed delivery basis	102,520
Distributions payable	2,120
Accrued management fee	1,838
Audit fee payable	22,193
Other payables and accrued expenses	135
Total Liabilities		138,766
Net Assets		$11,139,422
Net Assets consist of:
Paid in capital		$11,166,060
Total accumulated earnings (loss)		(26,638)
Net Assets		$11,139,422
Net Asset Value, offering price and redemption price per share ($11,139,422 ÷ 1,116,913 shares)		$9.97

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Interest		$178,157
Income from Fidelity Central Funds		205
Total Income		178,362
Expenses
Management fee	$12,466
Transfer agent fees	17
Custodian fees and expenses	5,992
Independent trustees' fees and expenses	18
Registration fees	26,422
Audit	24,317
Legal	24
Miscellaneous	16
Total expenses before reductions	69,272
Expense reductions	(57,781)
Total expenses after reductions		11,491
Net Investment income (loss)		166,871
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	731
Total net realized gain (loss)		731
Change in net unrealized appreciation (depreciation) on investment securities		(26,132)
Net gain (loss)		(25,401)
Net increase (decrease) in net assets resulting from operations		$141,470
Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	For the period June 16, 2022 (commencement of operations) through January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$166,871	$118,510
Net realized gain (loss)	731	103
Change in net unrealized appreciation (depreciation)	(26,132)	(7,518)
Net increase (decrease) in net assets resulting from operations	141,470	111,095
Distributions to shareholders	(161,375)	(117,828)

Share transactions
Proceeds from sales of shares	536,906	10,386,249
Reinvestment of distributions	152,964	116,752
Cost of shares redeemed	(22,318)	(4,493)

Net increase (decrease) in net assets resulting from share transactions	667,552	10,498,508
Total increase (decrease) in net assets	647,647	10,491,775

Net Assets
Beginning of period	10,491,775	-
End of period	$11,139,422	$10,491,775

Other Information
Shares
Sold	53,846	1,038,704
Issued in reinvestment of distributions	15,342	11,709
Redeemed	(2,238)	(450)
Net increase (decrease)	66,950	1,049,963

Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.155	.117
Net realized and unrealized gain (loss)	(.025)	(.011)
Total from investment operations	.130	.106
Distributions from net investment income	(.150)	(.116)
Total distributions	(.150)	(.116)
Net asset value, end of period	$9.97	$9.99
Total Return D,E	1.31%	1.07%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.30% H	1.03% H,I
Expenses net of fee waivers, if any	.22% H	.25% H
Expenses net of all reductions	.22% H	.24% H
Net investment income (loss)	3.14% H	1.86% H
Supplemental Data
Net assets, end of period (000 omitted)	$11,139	$10,492
Portfolio turnover rate J	81% H	42% H

AFor the period June 16, 2022 (commencement of operations) through January 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023

1. Organization.
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,904
Gross unrealized depreciation	(34,186)
Net unrealized appreciation (depreciation)	$(32,282)
Tax cost	$11,223,209

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	2,918,480	1,995,000
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective April 1, 2023 the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Prior to April 1, 2023, the Fund paid a monthly management fee that was based on an annual rate of .30% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .23% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	-	400,000	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	$6
7. Expense Reductions.
Effective April 1, 2023, the investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets (.25% prior to April 1, 2023). This reimbursement will remain in place through May 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $57,781.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund	92%

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	.22%
Actual		$ 1,000	$ 1,013.10	$ 1.10
Hypothetical-B		$ 1,000	$ 1,023.70	$ 1.10

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund

At its March 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) for the fund (the Amended Contract) that will charge a flat management fee of 20 basis points. As a result, the Amended Contract will decrease the management fee paid by the fund by approximately 10 basis points, effective April 1, 2023. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract (Current Management Contract). At its September 2022 meeting, the Board concluded that the nature, extent and quality of the services to be provided to the fund under the Current Management Contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its March 2023 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the Current Management Contract. Based on its review, the Board concluded at its September 2022 meeting that the fund's current management fee and the total expense ratio of the fund are fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
In reviewing the Amended Contract, the Board considered the fund's proposed management fee rate out of which FMR will pay all operating expenses of the fund, with certain limited exceptions, and the projected total expense ratio of the fund. The Board considered that the Amended Contract will decrease the management fee paid by the fund by approximately 10 basis points, based on the average group assets for December 2022. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board also noted that, in conjunction with the approval of the lower management fee rate under the Amended Contract, FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets exceed 20 basis points through: May 31, 2024.
Based on its review, the Board concluded that the fund's management fee and projected total expense ratio continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its September 2022 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its September 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of the fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the fund's management fee and FMR will continue to contractually limit expenses. The Board will continue to review economies of scale in connection with its consideration of future renewals of the Amended Contract.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the fund's Amended Contract should be approved.

1.9905583.101
SMB-SANN-0923
Fidelity® Tax-Free Bond Fund

Semi-Annual Report
July 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary July 31, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

Illinois	15.6
New York	6.8
Texas	6.6
Pennsylvania	6.2
Florida	5.9

Revenue Sources (% of Fund's net assets)
Health Care	24.4
General Obligations	22.0
Transportation	16.8
Education	9.0
Special Tax	8.0
State G.O.	5.1
Others* (Individually Less Than 5%)	14.7
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 96.9%
	Principal Amount (a)	Value ($)
Alabama - 2.1%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,700,000	1,796,653
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	270,000	274,383
4% 12/1/35	880,000	884,581
4% 12/1/37	1,180,000	1,152,729
4% 12/1/38	225,000	217,095
4% 12/1/39	1,605,000	1,518,527
4% 12/1/41	3,845,000	3,567,957
4% 12/1/44	2,265,000	2,060,406
4% 12/1/49	530,000	467,392
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	23,020,000	22,840,048
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	1,615,000	1,614,602
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	55,000	54,518
5% 3/1/27	110,000	108,676
5% 3/1/28	120,000	118,465
5% 3/1/29	100,000	98,583
5% 3/1/30	120,000	117,973
5% 3/1/36	2,315,000	2,162,702
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,260,000	1,261,844
4% 6/1/30	955,000	951,543
4% 6/1/31	825,000	813,996
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	20,155,000	19,621,626
TOTAL ALABAMA		61,704,299
Alaska - 0.1%
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	1,590,000	1,648,540
5% 10/1/33	2,075,000	2,144,391
TOTAL ALASKA		3,792,931
Arizona - 2.2%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/27	470,000	503,048
5% 6/1/30	1,390,000	1,515,368
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 4.517%, tender 1/1/37 (b)(c)	945,000	871,792
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
4% 2/1/38	1,415,000	1,409,568
4% 2/1/39	1,415,000	1,399,445
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/37	385,000	382,630
4% 9/1/38	420,000	412,737
4% 9/1/39	380,000	369,154
4% 9/1/40	410,000	395,014
4% 9/1/46	945,000	871,041
5% 9/1/31	185,000	202,249
5% 9/1/32	285,000	309,595
5% 9/1/33	390,000	420,598
5% 9/1/34	330,000	354,414
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37 (d)	1,030,000	618,000
5% 5/1/43 (d)	945,000	567,000
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/32	1,150,000	1,327,080
5% 7/1/34	1,180,000	1,357,304
5% 7/1/35	945,000	1,078,783
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	145,000	125,921
5% 7/1/48	190,000	151,695
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	1,890,000	1,983,430
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	1,735,000	1,394,895
6% 1/1/48 (e)	3,290,000	2,368,215
Maricopa County Rev.:
Series 2017 D, 3% 1/1/48	4,000,000	3,050,654
Series 2019 E, 3% 1/1/49	2,375,000	1,793,557
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/31	755,000	812,969
5% 7/1/32	3,070,000	3,303,357
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 B:
5% 7/1/30	2,475,000	2,667,990
5% 7/1/34	1,890,000	2,024,650
5% 7/1/35	1,890,000	2,016,431
Series 2019 A, 5% 7/1/44	5,300,000	5,657,058
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/30	1,040,000	1,140,202
5% 7/1/32	335,000	366,010
5% 7/1/36	560,000	602,708
5% 7/1/37	490,000	523,795
5% 7/1/38	785,000	835,508
5% 7/1/45	6,800,000	7,117,542
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,720,000	5,726,263
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/49	1,060,000	1,060,491
5% 7/1/54	3,335,000	3,308,899
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.25% 12/1/23	2,360,000	2,365,139
TOTAL ARIZONA		64,762,199
California - 3.0%
California Gen. Oblig. Series 2004:
5.25% 12/1/33	35,000	35,077
5.5% 4/1/30	5,000	5,012
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	2,372,057	2,221,036
Series 2023 A1, 4.375% 9/20/36	5,553,960	5,521,621
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,020,000	2,113,310
5% 5/15/38	2,830,000	2,917,201
5% 5/15/43	3,775,000	3,850,209
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/32	2,190,000	2,573,029
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	945,000	961,404
5% 5/15/26	945,000	973,397
5% 5/15/27	945,000	977,947
5% 5/15/28	945,000	977,694
5% 5/15/32	1,180,000	1,218,927
5% 5/15/33	1,415,000	1,459,409
5% 5/15/40	945,000	959,405
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	2,150,000	1,505,000
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	1,800,000	1,923,513
4% 8/1/32	1,100,000	1,191,780
4% 8/1/33	1,425,000	1,541,986
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,225,000	907,938
Series B:
0% 8/1/33	4,105,000	2,926,155
0% 8/1/37	7,555,000	4,411,112
0% 8/1/38	3,990,000	2,207,797
0% 8/1/39	6,815,000	3,573,535
0% 8/1/41	4,625,000	2,192,033
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/27	990,000	1,019,290
5% 9/1/30	1,295,000	1,327,961
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,342,497
San Diego Cmnty. College District Series 2011, 0% 8/1/35	2,830,000	1,877,740
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,225,000	857,781
0% 7/1/37	4,820,000	2,901,822
Series 2008 E, 0% 7/1/47 (f)	2,455,000	1,809,324
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	2,765,000	2,924,915
Series 2022 B, 5% 5/1/52	14,945,000	16,121,088
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,495,000	1,259,087
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,605,000	1,502,263
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/27	945,000	1,006,489
5% 6/1/28	1,425,000	1,542,800
5% 6/1/29	945,000	1,036,889
Univ. of California Revs. Series 2017 AV, 5% 5/15/36	1,520,000	1,636,996
TOTAL CALIFORNIA		87,312,469
Colorado - 0.9%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,370,000	1,385,107
5% 10/1/43	5,485,000	5,469,005
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	255,000	255,214
5% 9/1/24	210,000	212,169
5% 9/1/25	245,000	248,914
5% 9/1/28	2,075,000	2,177,416
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,495,000	3,533,640
Series 2019 A, 4% 11/1/39	2,815,000	2,779,566
Series 2019 A2:
3.25% 8/1/49	2,700,000	1,961,127
4% 8/1/49	4,390,000	3,994,855
Series 2020 A, 4% 9/1/50	1,020,000	896,436
Colorado Hsg. & Fin. Auth.:
Series 2019 H, 4.25% 11/1/49	765,000	762,833
Series 2021 E, 3% 11/1/51	1,280,000	1,231,407
TOTAL COLORADO		24,907,689
Connecticut - 2.4%
Connecticut Gen. Oblig.:
Series 2018 F, 5% 9/15/27	945,000	1,023,498
Series 2020 A:
4% 1/15/34	6,615,000	7,030,850
5% 1/15/40	2,610,000	2,814,921
Series 2021 A:
3% 1/15/35	1,000,000	953,852
3% 1/15/39	960,000	821,892
3% 1/15/40	1,230,000	1,030,865
Series 2021 B, 3% 6/1/40	1,000,000	839,988
Series 2022 B, 3% 1/15/40	2,625,000	2,203,350
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	990,000	1,050,016
5% 7/1/35	1,135,000	1,197,651
5% 7/1/36	380,000	398,286
5% 7/1/37	1,470,000	1,531,884
5% 7/1/42	3,570,000	3,677,280
Bonds Series 2020 B, 5%, tender 1/1/27 (b)	4,445,000	4,645,408
Series 2016 K, 4% 7/1/46	4,215,000	3,842,518
Series 2019 A:
5% 7/1/34 (e)	1,325,000	1,274,876
5% 7/1/49 (e)	1,925,000	1,642,740
Series 2020 A, 4% 7/1/39	2,830,000	2,705,561
Series 2020 C, 4% 7/1/45	3,985,000	3,729,136
Series 2020 K:
5% 7/1/37	945,000	1,019,277
5% 7/1/38	1,415,000	1,516,883
5% 7/1/39	1,465,000	1,564,855
5% 7/1/44 (e)	1,295,000	1,221,231
Series 2021 S, 4% 6/1/51	1,120,000	998,090
Series 2022 M:
4% 7/1/37	3,305,000	3,232,182
4% 7/1/52	1,680,000	1,503,952
Series G, 5% 7/1/50 (e)	1,100,000	1,006,726
Series K1:
5% 7/1/31	1,415,000	1,436,452
5% 7/1/35	1,210,000	1,218,935
Series N:
4% 7/1/39	1,165,000	983,416
4% 7/1/49	1,395,000	1,055,829
5% 7/1/32	520,000	525,545
5% 7/1/33	470,000	473,808
5% 7/1/34	235,000	236,304
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49	1,010,000	1,002,075
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	2,195,000	2,362,451
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	2,095,000	2,128,478
5% 4/1/39 (e)	2,950,000	2,955,668
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	540,000	556,149
TOTAL CONNECTICUT		69,412,878
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,170,000	2,341,894
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	3,775,000	3,926,448
5% 7/15/30	6,130,000	6,365,074
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/33	1,180,000	1,267,396
5% 10/1/34	1,890,000	2,023,884
5% 10/1/36	1,890,000	2,003,370
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	4,210,000	3,162,400
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,290,000	4,621,917
TOTAL DISTRICT OF COLUMBIA		25,712,383
Florida - 5.9%
Brevard County Health Facilities Auth. Rev. Series 2023 A, 5% 4/1/32	2,220,000	2,456,209
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,505,000	1,578,409
Series 2016, 5% 7/1/32	965,000	1,004,971
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/29	1,650,000	1,718,210
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
4% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	4,015,000	4,286,388
4% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	3,890,000	4,126,424
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	4,320,000	4,441,284
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	2,700,000	2,755,649
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	2,175,000	2,205,927
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,025,000	6,203,922
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,255,000	2,010,710
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019, 5% 3/1/49	4,530,000	3,888,519
Series 2019, 5% 10/1/27	615,000	634,433
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	1,305,000	1,336,695
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	2,795,000	2,769,415
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,455,000	2,488,887
Series 2015 C, 5% 10/1/35	1,890,000	1,911,803
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	380,000	417,994
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	930,000	974,908
5% 10/1/31	1,015,000	1,062,149
Series 2015 B, 5% 10/1/29	1,180,000	1,217,403
Gainesville Utils. Sys. Rev. Series 2017 A, 5% 10/1/35	4,720,000	5,072,941
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/24	790,000	798,451
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	620,000	639,956
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	7,555,000	7,768,041
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	1,890,000	1,988,630
5% 8/15/34	2,595,000	2,782,423
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	1,445,000	1,452,818
Miami-Dade County Aviation Rev. Series 2020 A:
4% 10/1/35	1,510,000	1,551,430
4% 10/1/41	1,135,000	1,108,843
5% 10/1/31	2,020,000	2,281,013
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,115,000	3,131,041
Series 2014 A:
5% 7/1/25	1,350,000	1,366,400
5% 7/1/27	945,000	954,272
5% 7/1/28	2,100,000	2,120,794
5% 7/1/29	955,000	964,199
5% 7/1/44	15,860,000	15,886,964
Series 2014 B, 5% 7/1/30	2,360,000	2,381,041
Miami-Dade County Gen. Oblig. Series 2020, 2.25% 7/1/38	1,000,000	769,484
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	11,680,000	11,950,989
Series 2016 A, 5% 5/1/32	9,440,000	9,787,537
Series 2016 B, 5% 8/1/26	4,255,000	4,465,039
Palm Beach County School Board Ctfs. of Prtn.:
Series 2015 D, 5% 8/1/28	1,870,000	1,926,498
Series 2018 A, 5% 8/1/24	720,000	732,254
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	200,000	204,433
5% 7/1/39	400,000	401,404
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,375,000	2,384,227
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	470,000	492,859
5% 10/1/28	3,775,000	3,959,591
5% 10/1/30	1,890,000	1,975,018
5% 10/1/32	3,125,000	3,259,071
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,395,000	1,479,580
5% 8/15/32	3,700,000	3,926,167
5% 8/15/35	665,000	698,547
5% 8/15/37	4,720,000	4,891,682
5% 8/15/42	3,210,000	3,303,287
5% 8/15/47	4,910,000	5,035,185
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,345,000	1,382,335
5% 12/1/36	1,040,000	1,047,573
Series 2015 A, 5% 12/1/40	945,000	945,030
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	720,000	756,749
5% 10/15/49	1,340,000	1,398,898
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,095,000	1,138,473
5% 8/1/31 (Build America Mutual Assurance Insured)	2,090,000	2,170,433
TOTAL FLORIDA		172,221,909
Georgia - 3.7%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,435,000	1,564,409
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	2,900,000	1,910,407
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013 1st, 2.925%, tender 3/12/24 (b)	9,065,000	8,962,846
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	6,080,000	6,316,091
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	1,285,000	1,410,984
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/38	1,160,000	1,250,569
Series 2019, 4% 6/15/49	1,115,000	1,080,910
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	9,015,000	6,768,278
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2019 A:
4% 1/1/49	5,760,000	5,293,290
5% 1/1/30	390,000	421,595
5% 1/1/32	885,000	954,138
5% 1/1/34	1,815,000	1,951,609
5% 1/1/35	875,000	936,158
5% 1/1/36	1,075,000	1,143,104
5% 1/1/37	1,055,000	1,111,919
5% 1/1/38	1,085,000	1,134,879
5% 1/1/44	2,825,000	2,886,673
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	4,620,000	4,651,735
4% 7/1/39	2,360,000	2,303,806
4% 7/1/43	2,470,000	2,354,710
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	5,705,000	5,715,247
Series 2021 A, 4%, tender 9/1/27 (b)	21,715,000	21,627,569
Series 2021 C, 4%, tender 12/1/28 (b)	20,380,000	20,121,614
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38	500,000	508,065
4% 4/1/40	1,320,000	1,332,614
5% 4/1/36	1,060,000	1,189,283
Series 2020 B:
5% 9/1/31	1,060,000	1,212,378
5% 9/1/33	2,360,000	2,699,719
TOTAL GEORGIA		108,814,599
Hawaii - 0.1%
Hawaii Gen. Oblig. Series 2020 C:
4% 7/1/37	1,040,000	1,057,013
4% 7/1/38	1,180,000	1,193,710
TOTAL HAWAII		2,250,723
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	470,000	480,492
5.5% 12/1/27	3,070,000	3,175,624
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/24	665,000	675,335
5% 7/15/25	665,000	687,122
5% 7/15/26	470,000	494,802
Series 2019 A, 4% 1/1/50	1,560,000	1,545,873
TOTAL IDAHO		7,059,248
Illinois - 15.6%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	2,660,000	2,614,524
Series 2015 C, 5.25% 12/1/39	755,000	756,287
Series 2016 B, 6.5% 12/1/46	400,000	418,235
Series 2017 A, 7% 12/1/46 (e)	1,400,000	1,508,587
Series 2017 C:
5% 12/1/24	1,735,000	1,753,223
5% 12/1/25	2,670,000	2,730,498
5% 12/1/26	500,000	515,773
Series 2017 D:
5% 12/1/24	1,705,000	1,722,908
5% 12/1/31	1,845,000	1,882,630
Series 2017 H, 5% 12/1/36	440,000	443,590
Series 2018 A:
5% 12/1/24	1,590,000	1,606,700
5% 12/1/29	4,195,000	4,363,515
5% 12/1/31	850,000	880,389
Series 2018 C, 5% 12/1/46	8,210,000	8,043,055
Series 2019 A:
5% 12/1/25	2,360,000	2,413,474
5% 12/1/26	1,985,000	2,047,619
5% 12/1/29	2,920,000	3,065,812
5% 12/1/30	3,820,000	3,998,925
5% 12/1/32	1,700,000	1,774,536
Chicago Gen. Oblig.:
Series 2020 A:
5% 1/1/26	1,565,000	1,614,808
5% 1/1/27	7,225,000	7,568,296
5% 1/1/29	3,645,000	3,890,062
5% 1/1/30	7,320,000	7,879,120
Series 2021 A, 5% 1/1/32	4,405,000	4,768,092
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	770,000	773,885
5% 1/1/36	4,250,000	4,391,491
5% 1/1/37	5,005,000	5,155,563
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2016 B, 5% 1/1/34	2,675,000	2,778,802
Series 2016 C:
5% 1/1/32	4,485,000	4,664,941
5% 1/1/33	1,230,000	1,278,965
5% 1/1/34	1,425,000	1,480,297
Series 2017 B:
5% 1/1/34	1,430,000	1,512,923
5% 1/1/35	2,400,000	2,533,170
5% 1/1/36	1,560,000	1,636,820
5% 1/1/37	6,045,000	6,315,458
5% 1/1/38	2,125,000	2,212,405
Series 2018 B:
4% 1/1/44	2,510,000	2,448,361
5% 1/1/48	1,055,000	1,107,031
5% 1/1/53	1,060,000	1,105,317
Series 2020 A, 4% 1/1/37	6,305,000	6,392,278
Chicago Transit Auth. Series 2017, 5% 12/1/46	1,795,000	1,835,761
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/25	705,000	721,247
5% 6/1/26	1,505,000	1,564,637
Cook County Ccsd 034 Glenview Series 2021 A, 2% 12/1/37	2,010,000	1,535,424
Cook County Gen. Oblig. Series 2016 A, 5% 11/15/29	5,770,000	6,058,082
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	635,000	681,001
Illinois Fin. Auth.:
Series 2020 A:
3% 5/15/50	7,190,000	5,057,800
3% 5/15/50 (Build America Mutual Assurance Insured)	3,390,000	2,437,130
3.25% 8/15/49	1,340,000	1,034,380
Series 2020, 5% 7/1/36	4,150,000	4,666,249
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/31	190,000	207,511
5% 10/1/32	275,000	298,661
5% 10/1/33	470,000	507,084
5% 10/1/35	285,000	304,558
5% 10/1/36	285,000	301,507
5% 10/1/37	330,000	346,496
5% 10/1/38	355,000	370,748
5% 10/1/39	610,000	634,663
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	2,230,000	2,301,651
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,395,000	1,409,295
5% 10/1/33	1,415,000	1,483,950
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	750,000	773,512
5% 7/15/27	1,225,000	1,311,678
5% 7/15/30	1,405,000	1,524,498
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	10,465,000	9,829,975
5% 5/15/43	9,440,000	9,582,615
(Presence Health Proj.) Series 2016 C:
5% 2/15/29	3,260,000	3,456,033
5% 2/15/36	2,255,000	2,363,859
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	465,000	454,618
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,135,000	1,157,983
Series 2015 A, 5% 11/15/31	3,305,000	3,406,605
Series 2015 C:
5% 8/15/35	3,155,000	3,216,414
5% 8/15/44	15,205,000	15,216,389
Series 2016 A:
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	1,745,000	1,841,563
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	945,000	997,294
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	1,445,000	1,524,962
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	960,000	1,018,271
Series 2016 B:
5% 8/15/30	2,830,000	2,999,375
5% 8/15/33	4,330,000	4,555,007
5% 8/15/34	2,280,000	2,398,777
Series 2016 C:
3.75% 2/15/34	685,000	690,909
4% 2/15/36	2,915,000	2,936,462
4% 2/15/41	8,645,000	8,398,336
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	395,000	407,172
5% 2/15/31	1,965,000	2,082,829
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	20,616
5% 12/1/29	970,000	1,008,236
5% 12/1/46	2,510,000	2,521,684
Series 2017 A, 5% 8/1/47	405,000	398,076
Series 2017:
5% 7/1/33	3,175,000	3,399,319
5% 7/1/34	2,610,000	2,789,131
5% 7/1/35	530,000	564,344
Series 2019:
4% 9/1/37	380,000	318,018
4% 9/1/39	945,000	766,063
5% 9/1/30	180,000	179,992
5% 9/1/38	850,000	792,743
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/31	1,835,000	2,093,752
Series 2013 A, 5% 4/1/35	850,000	850,217
Series 2014:
5% 2/1/25	2,120,000	2,131,506
5% 2/1/27	1,155,000	1,162,252
5% 4/1/28	550,000	555,017
5% 5/1/28	3,140,000	3,172,360
5% 5/1/32	1,320,000	1,331,907
5% 5/1/33	1,510,000	1,523,617
5.25% 2/1/29	2,830,000	2,853,770
5.25% 2/1/30	2,550,000	2,571,786
5.25% 2/1/31	1,230,000	1,239,972
Series 2016:
5% 2/1/26	945,000	979,357
5% 6/1/26	575,000	599,110
5% 2/1/27	3,535,000	3,717,187
5% 2/1/28	3,300,000	3,476,248
5% 2/1/29	3,100,000	3,265,221
Series 2017 A, 5% 12/1/26	3,165,000	3,324,382
Series 2018 A:
5% 10/1/26	1,415,000	1,482,306
5% 10/1/28	3,305,000	3,569,299
Series 2020 B, 4% 10/1/32	5,055,000	5,207,288
Series 2021 A:
5% 3/1/32	100,000	110,694
5% 3/1/35	710,000	774,743
5% 3/1/36	565,000	612,353
5% 3/1/37	710,000	764,069
5% 3/1/46	2,830,000	2,953,908
Series 2021 B, 4% 12/1/34	3,355,000	3,405,225
Series 2022 A:
5% 3/1/32	1,755,000	1,964,069
5% 3/1/36	7,365,000	8,051,586
5.25% 3/1/37	1,605,000	1,769,990
Series 2022 B:
5% 3/1/29	3,495,000	3,795,205
5% 3/1/32	1,550,000	1,734,647
Series 2023 B:
5% 5/1/36	1,450,000	1,583,856
5.25% 5/1/38	6,750,000	7,375,269
5.25% 5/1/40	3,005,000	3,255,259
Series 2023 C, 5% 5/1/29	3,945,000	4,295,441
Series 2023 D, 5% 7/1/28	3,305,000	3,555,124
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	6,355,000	6,102,856
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	4,491,421	4,041,385
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	1,785,000	1,828,518
Illinois Sales Tax Rev. Series 2021 A, 3% 6/15/33 (Build America Mutual Assurance Insured)	2,720,000	2,507,371
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	890,000	922,591
Series 2019 A, 5% 1/1/44	1,060,000	1,118,165
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015 5% 1/1/28	2,625,000	2,664,708
Series 2017, 5% 1/1/29	970,000	1,024,013
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,270,000	10,645,284
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2021, 2.25% 1/1/40	1,245,000	931,010
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	2,165,000	2,126,065
0% 1/15/25	4,190,000	3,956,152
0% 1/15/26	3,150,000	2,868,934
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	30,875,000	12,721,318
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	11,465,000	4,256,918
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	10,015,000	3,355,007
Series 2012 B, 0% 12/15/51	5,570,000	1,425,610
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	815,502
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,285,000	7,048,450
Series 2017 B:
5% 12/15/28	1,890,000	1,975,164
5% 12/15/32	850,000	889,631
Series 2020 A, 5% 6/15/50	21,945,000	22,261,342
Series 2022 A, 4% 12/15/42	5,405,000	5,221,352
Sales Tax Securitization Corp. Series 2023 C, 5% 1/1/32 (g)	4,695,000	5,274,897
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/30	2,940,000	3,077,959
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	1,825,000	1,832,989
6.25% 10/1/38	1,795,000	1,803,773
Series 2018 A, 5% 4/1/29	3,720,000	4,021,104
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	3,000,000	2,663,663
TOTAL ILLINOIS		453,199,281
Indiana - 1.2%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	275,000	278,278
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/28	425,000	466,281
5% 11/1/29	1,320,000	1,474,510
5% 11/1/30	295,000	334,913
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	2,450,000	2,232,797
Series 2015 A, 5.25% 2/1/32	2,775,000	2,883,014
Series 2015, 5% 3/1/36	4,250,000	4,344,382
Series 2016:
5% 9/1/27	1,745,000	1,837,373
5% 9/1/31	1,735,000	1,821,647
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	1,660,000	1,362,606
Series 2021 B, 3% 7/1/50	1,015,000	976,277
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A:
5% 1/1/32	3,775,000	4,095,104
5% 1/1/34	1,890,000	2,044,097
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,090,000	3,244,728
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	945,000	896,480
4% 4/1/46	2,115,000	1,897,097
5% 4/1/40	2,115,000	2,204,278
Series 2020:
4% 4/1/37	1,565,000	1,533,016
5% 4/1/29	970,000	1,049,788
TOTAL INDIANA		34,976,666
Iowa - 0.3%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	2,360,000	2,423,297
Series A:
5% 5/15/43	775,000	604,708
5% 5/15/48	1,355,000	1,006,309
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	2,645,000	2,373,229
Series 2021 B1, 4% 6/1/49	2,765,000	2,734,116
TOTAL IOWA		9,141,659
Kentucky - 3.2%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,135,000	1,143,886
Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	1,665,000	1,341,430
5% 2/1/28	45,000	47,318
5% 2/1/32	60,000	63,233
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	1,585,000	1,645,849
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/24	755,000	759,979
5% 1/1/27	1,415,000	1,476,890
5% 1/1/33	1,225,000	1,278,112
Series 2019, 5% 1/1/44	2,120,000	2,235,953
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/33	945,000	1,016,588
5% 8/1/44	945,000	974,111
Series 2019 A2, 5% 8/1/49	2,360,000	2,415,579
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	45,000	45,750
5% 6/1/26	50,000	50,814
5% 6/1/27	50,000	50,809
5% 6/1/28	55,000	55,886
5% 6/1/29	60,000	60,928
5% 6/1/30	60,000	60,854
Series 2017 B:
5% 8/15/32	2,530,000	2,665,108
5% 8/15/33	1,250,000	1,316,299
5% 8/15/35	1,415,000	1,483,673
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/29	1,760,000	1,910,878
5% 5/1/30	1,180,000	1,281,875
5% 5/1/31	505,000	551,894
5% 5/1/32	265,000	288,121
5% 5/1/33	595,000	646,360
5% 5/1/34	680,000	738,566
5% 5/1/35	400,000	431,123
5% 5/1/36	340,000	364,039
Series A:
4% 11/1/38	600,000	598,556
5% 11/1/29	3,625,000	3,967,990
5% 11/1/30	2,030,000	2,222,080
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	29,720,000	29,652,429
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	1,360,000	1,406,248
Series 2020 D, 5%, tender 10/1/29 (b)	1,635,000	1,747,683
Series 2013 A, 5.5% 10/1/33	1,205,000	1,209,055
Series 2016 A:
5% 10/1/31	6,045,000	6,285,966
5% 10/1/32	7,310,000	7,597,961
5% 10/1/33	4,155,000	4,314,414
Series 2020 A:
3% 10/1/43	5,505,000	4,216,711
4% 10/1/40	1,090,000	1,048,725
5% 10/1/37	2,715,000	2,843,179
TOTAL KENTUCKY		93,512,902
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,605,000	1,627,428
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	420,000	437,585
5% 12/15/27	1,890,000	2,005,495
5% 12/15/29	1,135,000	1,201,520
TOTAL LOUISIANA		5,272,028
Maine - 1.1%
Brunswick Series 2020:
2.375% 11/1/37	130,000	105,039
2.5% 11/1/39	335,000	267,423
Lewiston 52850C Series 2021:
1.25% 2/15/31	2,455,000	1,992,481
1.25% 2/15/32	2,595,000	2,057,255
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	1,120,000	991,353
4% 7/1/46	1,665,000	1,399,858
5% 7/1/41	455,000	445,390
5% 7/1/46	310,000	283,914
Series 2018 A:
5% 7/1/30	1,120,000	1,194,770
5% 7/1/31	1,040,000	1,108,366
5% 7/1/34	1,890,000	2,011,278
5% 7/1/35	2,590,000	2,744,901
5% 7/1/36	3,070,000	3,233,898
5% 7/1/37	2,830,000	2,963,950
5% 7/1/38	2,150,000	2,243,497
5% 7/1/43	4,250,000	4,410,358
Maine Tpk. Auth. Tpk. Rev. Series 2018:
5% 7/1/33	660,000	724,171
5% 7/1/34	945,000	1,035,973
5% 7/1/35	1,040,000	1,134,428
5% 7/1/36	1,890,000	2,045,470
TOTAL MAINE		32,393,773
Maryland - 1.1%
Anne Arundel County Gen. Oblig.:
Series 2012, 3% 10/1/36	2,595,000	2,410,486
Series 2021, 3% 10/1/37	1,000,000	909,422
Baltimore Gen. Oblig. Series 2022 A, 5% 10/15/37	735,000	839,916
City of Westminster Series 2016, 5% 11/1/31	1,865,000	1,941,676
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,590,000	1,577,104
Series 2019 C, 3.5% 3/1/50	1,755,000	1,718,765
Maryland Health & Higher Edl. Series 2021 A, 3% 7/1/51	4,320,000	3,043,078
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 5% 7/1/40	1,890,000	1,913,150
Series 2016 A:
4% 7/1/42	735,000	676,254
5% 7/1/35	1,940,000	1,996,108
5% 7/1/38	1,060,000	1,075,287
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	850,000	816,751
Series 2022 A:
4% 6/1/37	2,240,000	2,278,369
4% 6/1/38	2,455,000	2,477,618
Washington Metropolitan Area Transit Auth. Series 2020 A, 5% 7/15/38	7,100,000	7,846,530
TOTAL MARYLAND		31,520,514
Massachusetts - 1.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	960,000	964,954
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	9,440,000	8,577,827
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,100,000	1,125,582
5% 10/1/33	1,280,000	1,305,330
Series 2015 D, 5% 7/1/44	2,430,000	2,451,513
Series 2019, 5% 9/1/59	11,260,000	11,701,594
Series 2020 A, 4% 7/1/45	9,790,000	8,587,615
Series J2, 5% 7/1/53	2,360,000	2,415,548
Series M:
4% 10/1/50	9,975,000	8,175,408
5% 10/1/45	7,515,000	7,384,046
TOTAL MASSACHUSETTS		52,689,417
Michigan - 1.9%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	975,000	979,601
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	1,840,000	1,849,233
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	1,860,000	1,288,867
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,415,000	1,477,984
5% 7/1/48	6,135,000	6,345,775
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	2,050,000	2,150,457
4% 5/1/33 (Build America Mutual Assurance Insured)	2,110,000	2,205,178
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,365,000	1,419,246
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10,000	10,495
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,740,000	1,835,621
Series 2016, 5% 11/15/32	4,545,000	4,744,716
Series 2019 A:
3% 12/1/49	2,645,000	1,943,025
5% 11/15/48	1,555,000	1,608,167
Series 2020 A, 4% 6/1/49	2,070,000	1,874,579
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	290,000	310,703
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	40,000	43,514
Michigan State Hsg. Dev. Auth. Series 2021 A, 2.45% 10/1/46	1,000,000	674,687
Portage Pub. Schools Series 2016:
5% 11/1/33	945,000	981,799
5% 11/1/36	1,180,000	1,220,315
5% 11/1/37	945,000	976,786
Warren Consolidated School District Series 2016:
5% 5/1/28	3,870,000	4,052,779
5% 5/1/29	3,995,000	4,178,320
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,225,000	1,273,409
5% 12/1/31	2,170,000	2,255,686
Series 2015 G:
5% 12/1/31	1,415,000	1,470,874
5% 12/1/32	1,415,000	1,469,454
5% 12/1/33	1,890,000	1,957,583
Series 2015, 5% 12/1/29	1,510,000	1,569,032
Series 2017 A:
5% 12/1/28	565,000	606,496
5% 12/1/29	520,000	557,053
5% 12/1/30	660,000	706,162
5% 12/1/33	330,000	353,978
5% 12/1/37	470,000	493,526
5% 12/1/37	255,000	267,972
Series 2017 C, 5% 12/1/28	1,040,000	1,119,875
TOTAL MICHIGAN		56,272,947
Minnesota - 1.8%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	6,685,000	6,750,256
5% 2/15/58	11,185,000	11,211,565
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,215,000	1,245,541
Series 2017, 5% 5/1/24	1,135,000	1,143,743
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/25	1,290,000	1,335,998
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	945,000	1,006,019
5% 10/1/32	675,000	716,907
5% 10/1/33	825,000	874,871
5% 10/1/45	975,000	983,229
Minnesota Hsg. Fin. Agcy.:
Series 2023 F, 5.75% 7/1/53	665,000	714,065
Series B, 4% 8/1/41	1,270,000	1,255,218
Series D:
4% 8/1/38	2,265,000	2,278,031
4% 8/1/40	2,455,000	2,441,762
4% 8/1/41	1,610,000	1,591,260
4% 8/1/43	1,820,000	1,768,047
Mounds View Independent School District #621 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.45% 2/1/37	1,235,000	1,195,317
3.55% 2/1/38	1,290,000	1,229,115
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,265,000	3,051,947
5% 5/1/48	4,085,000	4,223,149
Sauk Rapids Minn Independent School District # 47 Series 2020 A, 2% 2/1/33	2,545,000	2,191,522
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	3,150,000	3,099,741
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	900,000	880,603
3.65% 2/1/38	945,000	899,607
TOTAL MINNESOTA		52,087,513
Mississippi - 0.1%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	2,730,000	2,624,032
5% 6/1/28	705,000	762,828
TOTAL MISSISSIPPI		3,386,860
Missouri - 1.0%
Cape Girardeau County Indl. Dev. Auth. Series 2017 A:
5% 3/1/27	30,000	30,726
5% 3/1/29	1,390,000	1,425,372
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/26	225,000	235,485
5% 1/1/28	470,000	513,623
5% 1/1/33	450,000	491,604
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/39	1,190,000	1,202,279
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	380,000	377,157
3.25% 2/1/28	380,000	378,742
5% 2/1/34	2,940,000	3,015,420
5% 2/1/36	1,135,000	1,160,976
Series 2019 A:
4% 10/1/48	2,030,000	2,007,358
5% 10/1/46	3,990,000	4,244,369
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	440,000	435,995
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	1,320,000	1,390,297
5% 7/1/49	1,085,000	1,135,383
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	2,830,000	2,998,078
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	2,510,000	2,137,731
The Indl. Dev. Auth. of Hannibal (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,235,000	3,294,485
5% 10/1/47	2,005,000	2,033,845
TOTAL MISSOURI		28,508,925
Montana - 0.1%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	245,000	243,003
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	2,665,000	1,885,921
TOTAL MONTANA		2,128,924
Nebraska - 1.1%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	13,495,000	13,482,960
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.):
Series 2017, 4% 7/1/33	730,000	743,916
Series 2021 A, 3% 7/1/51	1,190,000	844,443
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	1,890,000	2,023,264
5% 9/1/32	3,525,000	3,769,059
5% 9/1/33	2,115,000	2,259,137
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	1,150,000	1,124,342
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,575,000	1,626,468
5% 1/1/34	945,000	970,371
Series 2016 B, 5% 1/1/32	4,720,000	4,874,240
TOTAL NEBRASKA		31,718,200
Nevada - 0.6%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,555,000	2,608,006
5% 9/1/42	6,295,000	6,362,028
Clark County School District Series 2020 B, 3% 6/15/39	2,630,000	2,211,273
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	2,550,000	2,653,840
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	695,000	688,621
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/51	2,830,000	2,746,226
TOTAL NEVADA		17,269,994
New Hampshire - 1.4%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	2,300,000	1,636,038
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	4,660,142	4,563,580
Series 2023 2A, 3.875% 1/20/38	6,760,000	6,297,104
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,225,000	1,301,377
5% 8/1/32	235,000	249,080
5% 8/1/34	2,830,000	2,990,989
5% 8/1/36	1,890,000	1,976,605
5% 8/1/37	2,265,000	2,356,305
Series 2018, 5% 8/1/35	2,595,000	2,729,355
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	1,985,000	2,076,621
Series 2017:
5% 7/1/36	1,135,000	1,157,235
5% 7/1/44	1,790,000	1,722,571
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012, 4% 7/1/32	850,000	849,992
Series 2016:
4% 10/1/38	1,100,000	988,836
5% 10/1/28	2,830,000	2,927,605
5% 10/1/32	4,870,000	4,988,639
5% 10/1/38	3,555,000	3,561,431
TOTAL NEW HAMPSHIRE		42,373,363
New Jersey - 5.7%
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	855,000	613,538
Series A, 5% 11/1/36	4,895,000	5,243,192
Series QQQ:
4% 6/15/34	755,000	782,172
4% 6/15/36	1,040,000	1,057,769
4% 6/15/39	945,000	945,771
4% 6/15/41	945,000	937,569
4% 6/15/46	1,415,000	1,377,759
4% 6/15/50	1,890,000	1,801,792
5% 6/15/31	1,040,000	1,164,843
5% 6/15/33	190,000	211,577
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	750,000	542,412
(Provident Montclair Proj.) Series 2017:
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	40,000	42,278
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	55,000	58,123
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	40,000	42,072
Series 2014 PP, 5% 6/15/26	5,665,000	5,749,866
Series 2016 AAA, 5% 6/15/41 (Pre-Refunded to 12/15/26 @ 100)	2,370,000	2,525,067
Series LLL, 4% 6/15/49	2,655,000	2,552,587
Series MMM, 4% 6/15/36	755,000	765,061
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,480,000	2,569,188
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/29	3,000,000	3,342,280
Series 2021:
2% 6/1/34	4,435,000	3,661,172
2% 6/1/36	1,140,000	885,304
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	995,000	1,027,724
5% 7/1/25 (Escrowed to Maturity)	465,000	480,293
5% 7/1/26 (Escrowed to Maturity)	145,000	152,816
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	35,000	36,887
5% 7/1/30	945,000	996,836
Series 2016:
4% 7/1/48	1,700,000	1,451,141
5% 7/1/41	2,070,000	2,070,353
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/24	550,000	560,548
5% 12/1/25	1,005,000	1,040,296
New Jersey Tpk. Auth. Tpk. Rev. Series 2022 B:
4.25% 1/1/43	6,000,000	6,148,199
5% 1/1/46	8,000,000	8,813,751
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	15,160,000	16,034,799
Series 2006 C:
0% 12/15/31 (FGIC Insured)	5,300,000	3,907,187
0% 12/15/36 (AMBAC Insured)	10,000,000	5,797,875
Series 2008 A, 0% 12/15/38 (Build America Mutual Assurance Insured)	3,575,000	1,868,837
Series 2010 A, 0% 12/15/27	6,980,000	5,981,184
Series 2014 BB2, 5% 6/15/34	5,370,000	5,985,199
Series 2016 A:
5% 6/15/27	890,000	930,943
5% 6/15/29	3,350,000	3,515,041
Series 2018 A:
5% 12/15/32	3,025,000	3,286,917
5% 12/15/34	945,000	1,018,937
Series 2019 BB, 4% 6/15/50	1,770,000	1,673,890
Series 2021 A:
4% 6/15/38	510,000	509,117
5% 6/15/32	3,360,000	3,778,983
5% 6/15/33	945,000	1,059,413
Series 2022 A:
4% 6/15/41	4,625,000	4,548,206
4% 6/15/42	3,105,000	3,044,723
Series 2022 AA:
5% 6/15/29	7,555,000	8,316,116
5% 6/15/35	590,000	658,701
5% 6/15/36	6,915,000	7,631,987
5% 6/15/37	3,195,000	3,500,132
Series A:
4% 12/15/39	945,000	934,163
4.25% 12/15/38	2,345,000	2,367,873
Series AA:
4% 6/15/38	2,660,000	2,655,397
4% 6/15/45	6,365,000	6,181,992
4% 6/15/50	895,000	846,402
5% 6/15/37	2,830,000	3,060,531
5% 6/15/50	3,160,000	3,328,033
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
4.5% 11/1/42	1,500,000	1,514,719
4.625% 11/1/47	2,500,000	2,535,631
TOTAL NEW JERSEY		166,123,164
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	960,000	945,284
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	215,000	203,310
5% 5/15/39	160,000	142,010
5% 5/15/44	170,000	144,742
5% 5/15/49	335,000	273,950
TOTAL NEW MEXICO		1,709,296
New York - 6.8%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,470,000	1,543,965
Series 2016 A:
5% 7/1/25	65,000	66,663
5% 7/1/32	2,360,000	2,472,484
Hempstead Local Dev. Corp. Rev. (Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	2,285,000	1,627,462
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/33	3,395,000	3,610,456
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	470,000	510,952
5% 9/1/35	1,890,000	2,041,640
5% 9/1/36	1,070,000	1,149,855
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	16,100,000	16,102,323
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	4,505,000	4,824,302
New York City Gen. Oblig.:
Series 2021 A1, 5% 8/1/31	6,010,000	6,865,442
Series 2022 B1, 5% 8/1/32	1,000,000	1,175,915
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 J, 3.05% 11/1/49	1,240,000	936,788
Series 2021 F1, 2.4% 11/1/46	1,725,000	1,134,168
New York City Transitional Fin. Auth. Rev.:
Series 2016 A, 5% 5/1/40	1,840,000	1,902,865
Series 2017 B, 5% 8/1/40	1,890,000	1,962,476
Series 2019 B1, 5% 8/1/34	1,890,000	2,069,907
Series 2024 A1, 5% 5/1/42	5,130,000	5,693,878
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	6,805,000	7,028,109
5% 11/15/29	4,720,000	4,874,659
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/1/33	660,000	747,425
5% 7/1/34	1,370,000	1,544,698
5% 7/15/37	570,000	589,702
5% 7/1/38	1,785,000	1,912,801
5% 7/1/42	1,180,000	1,235,325
5% 7/15/42	1,605,000	1,623,548
5% 7/15/50	4,150,000	4,129,100
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/32	1,835,000	1,939,425
Series 2018 C, 5% 3/15/38	7,820,000	8,355,524
New York Metropolitan Trans. Auth. Rev.:
Series 2016 C1, 5% 11/15/56	1,890,000	1,895,790
Series 2017 C-2:
0% 11/15/29	2,150,000	1,706,007
0% 11/15/33	5,285,000	3,542,417
Series 2017 D, 5% 11/15/30	4,720,000	5,022,313
Series 2020 D:
4% 11/15/46	31,520,000	29,640,718
4% 11/15/47	2,205,000	2,062,258
New York State Dorm. Auth.:
Series 2019 D, 3% 2/15/49	5,070,000	3,943,334
Series 2021 E, 3% 3/15/50	5,030,000	3,880,485
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2023 C2, 3.8%, tender 5/1/29 (b)	13,520,000	13,528,823
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/44	22,920,000	22,446,514
4% 3/15/45	8,600,000	8,402,311
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,495,000	3,729,028
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,955,000	3,158,220
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	945,000	962,996
5% 12/1/25 (Assured Guaranty Muni. Corp. Insured)	595,000	598,673
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	1,415,000	1,570,617
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (e)	600,000	480,280
5.375% 11/1/54 (e)	1,020,000	769,575
TOTAL NEW YORK		197,012,216
North Carolina - 1.5%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 5% 6/1/46	2,245,000	2,393,108
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	1,890,000	2,016,431
5% 7/1/42	2,715,000	2,837,482
Series 2017 C:
4% 7/1/36	1,415,000	1,432,977
4% 7/1/37	1,415,000	1,421,043
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	210,000	228,082
North Carolina Grant Anticipation Rev. Series 2021, 2% 3/1/36	3,505,000	2,760,527
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2019 A:
5% 12/1/29	1,310,000	1,419,131
5% 12/1/30	1,360,000	1,474,581
5% 12/1/32	1,035,000	1,121,392
5% 12/1/33	755,000	817,265
Series 2020 A, 3% 7/1/45	1,730,000	1,362,786
Series 2021 A:
4% 3/1/36	850,000	717,375
4% 3/1/51	1,790,000	1,233,281
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 C, 5% 1/1/29	7,555,000	7,821,022
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019:
4% 1/1/55	3,045,000	2,766,201
5% 1/1/43	4,250,000	4,443,509
5% 1/1/44	5,295,000	5,521,815
5% 1/1/49	1,890,000	1,957,308
TOTAL NORTH CAROLINA		43,745,316
North Dakota - 0.1%
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	3,620,000	2,466,738
Ohio - 2.6%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	3,965,000	3,999,216
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,415,000	1,492,875
5% 2/15/39	945,000	994,062
5% 2/15/44	2,975,000	3,095,930
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	3,775,000	3,836,646
Series 2016, 5% 2/15/46	1,210,000	1,224,540
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	2,570,000	1,968,706
4% 6/1/48	850,000	782,256
5% 6/1/27	2,125,000	2,228,832
5% 6/1/29	3,870,000	4,156,688
5% 6/1/34	1,140,000	1,232,961
Series 2020 B2, 5% 6/1/55	7,005,000	6,510,601
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	470,000	481,240
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	2,055,000	2,108,433
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	945,000	969,577
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	1,890,000	2,043,714
5% 10/1/37	1,180,000	1,262,121
5% 10/1/38	1,415,000	1,509,604
Columbus City School District Series 2016 A, 5% 12/1/32	945,000	989,200
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	65,000	64,975
5% 6/15/26	70,000	69,962
5% 6/15/27	75,000	74,904
5% 6/15/28	80,000	79,752
5.25% 6/15/43	4,720,000	4,300,380
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	60,000	61,691
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	10,450,000	10,606,948
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	160,000	159,997
Ohio Higher Edl. Facility Commission Rev. Series 2019, 4% 10/1/44	1,675,000	1,529,089
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	130,000	141,379
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	780,000	721,825
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	340,000	340,870
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,475,000	2,356,928
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	1,195,000	1,229,985
Series 2019, 5% 2/15/29	2,230,000	2,320,265
Univ. of Akron Gen. Receipts Series 2019 A:
4% 1/1/28	3,495,000	3,556,061
5% 1/1/30	1,700,000	1,886,447
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	1,075,000	1,088,047
6% 12/1/29	1,140,000	1,160,109
6% 12/1/30	1,205,000	1,228,888
6% 12/1/31	1,280,000	1,306,293
TOTAL OHIO		75,171,997
Oklahoma - 0.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,045,000	1,065,316
5% 10/1/32	1,040,000	1,075,603
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,590,000	1,557,652
TOTAL OKLAHOMA		3,698,571
Oregon - 0.8%
Clackamas County Series 2020, 1.625% 6/1/36	1,050,000	772,250
Lake Oswego Ore Series 2019 A, 2.8% 6/1/39	2,075,000	1,719,676
Oregon Gen. Oblig. (Article XI-M, XI-N and XI-P State Grant Programs) Series 2023 D, 5% 6/1/42	1,410,000	1,593,460
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	3,905,000	3,873,409
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	1,995,000	1,061,899
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	3,960,000	2,798,139
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,020,000	1,091,082
5% 6/15/35	2,960,000	3,155,141
5% 6/15/36	2,830,000	3,001,737
5% 6/15/38	2,830,000	2,978,602
TOTAL OREGON		22,045,395
Pennsylvania - 6.2%
Allegheny County Arpt. Auth. Rev. Series 2021 B:
5% 1/1/51	5,350,000	5,661,313
5% 1/1/56	11,795,000	12,459,318
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 4% 7/15/36	2,360,000	2,366,950
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,265,000	1,047,473
4% 12/1/41	2,135,000	1,564,219
4.25% 12/1/50	2,375,000	1,640,747
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/37	1,390,000	1,313,845
5% 7/1/39	2,765,000	2,576,042
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	945,000	994,869
5% 7/15/38	945,000	994,640
Coatesville Area School District Series 2017, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	425,000	425,000
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,255,000	1,304,538
Delaware County Auth. Rev. Series 2017, 5% 7/1/26	1,115,000	1,120,303
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	785,000	682,611
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	3,110,000	3,225,903
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	1,890,000	1,879,856
4% 7/1/38	2,060,000	2,040,477
4% 7/1/39	2,360,000	2,319,941
5% 7/1/44	2,360,000	2,390,038
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,605,000	1,666,771
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,225,000	2,224,764
Series 2016 A:
5% 10/1/28	40,000	40,323
5% 10/1/29	40,000	40,385
5% 10/1/30	4,105,000	4,145,923
5% 10/1/32	130,000	131,247
5% 10/1/36	4,395,000	4,368,859
5% 10/1/40	2,405,000	2,256,034
Series 2019, 4% 9/1/44	4,875,000	4,634,616
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	6,835,000	6,136,624
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	710,000	766,857
5% 7/1/37	755,000	798,161
5% 7/1/38	710,000	749,845
5% 7/1/43	1,890,000	1,972,364
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,495,000	1,551,251
Series 2016:
5% 5/1/29	945,000	985,659
5% 5/1/31	945,000	984,000
Pennsylvania Hsg. Fin. Agcy. Series 2023 142A:
4.5% 10/1/38	2,075,000	2,100,521
5% 10/1/43	1,495,000	1,552,515
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/29	4,595,000	4,842,996
5% 12/1/29 (Pre-Refunded to 12/1/26 @ 100)	720,000	766,587
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	2,050,000	1,947,648
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 A, 4% 12/1/50	16,995,000	16,249,015
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	470,000	502,707
5% 7/1/29	470,000	500,239
5% 7/1/30	520,000	553,012
5% 7/1/31	565,000	601,040
5% 7/1/32	520,000	552,872
5% 7/1/33	565,000	599,465
5% 7/1/42	2,255,000	2,333,470
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	10,470,000	10,556,477
Philadelphia Gas Works Rev.:
Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	2,185,000	2,146,660
Series 2015:
5% 8/1/26	945,000	969,688
5% 8/1/27	945,000	970,606
5% 8/1/28	1,890,000	1,941,947
Philadelphia Gen. Oblig. Series 2019 B:
5% 2/1/33	1,510,000	1,672,809
5% 2/1/36	1,400,000	1,525,427
5% 2/1/37	1,810,000	1,961,260
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,280,000	3,428,538
Series 2018 A:
5% 9/1/34	1,370,000	1,475,559
5% 9/1/35	945,000	1,018,624
Series 2018 B, 5% 9/1/43	1,315,000	1,380,882
Series 2019 A:
4% 9/1/35	2,175,000	2,205,108
4% 9/1/36	1,890,000	1,893,663
5% 9/1/31	1,100,000	1,195,203
5% 9/1/33	6,485,000	7,144,588
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	1,945,000	2,148,490
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	1,060,000	1,134,004
5% 12/15/37	470,000	499,118
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 B, 5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	1,890,000	2,205,224
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,695,000	1,700,074
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	1,405,000	1,345,487
4% 6/1/49	3,345,000	3,131,258
5% 6/1/44	2,450,000	2,556,757
5% 6/1/49	3,915,000	4,059,500
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	695,000	711,884
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	945,000	981,337
5% 8/1/38	3,025,000	3,097,416
5% 8/1/48	2,690,000	2,697,037
TOTAL PENNSYLVANIA		180,318,478
Puerto Rico - 1.3%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 B:
4% 7/1/42 (e)	2,165,000	1,902,072
5% 7/1/33 (e)	1,030,000	1,051,548
5% 7/1/37 (e)	4,335,000	4,360,144
Series 2022 A, 4% 7/1/42 (e)	2,165,000	1,902,072
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	10,912,493	6,649,506
4% 7/1/33	8,345,792	7,918,529
4% 7/1/35	3,005,000	2,775,805
5.625% 7/1/27	1,085,763	1,141,026
5.625% 7/1/29	1,260,915	1,347,290
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	10,165,000	9,568,665
TOTAL PUERTO RICO		38,616,657
Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,605,000	4,547,250
5% 9/1/36	185,000	174,486
Series 2016, 5% 5/15/39	3,100,000	3,109,633
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	785,000	778,623
Series 2021 74, 3% 4/1/49	5,090,000	4,914,854
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	1,120,000	1,095,804
TOTAL RHODE ISLAND		14,620,650
South Carolina - 1.9%
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,510,000	1,602,438
5% 7/1/48	11,330,000	11,934,654
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	1,155,000	1,145,277
Series 2022 A:
5% 1/1/29	285,000	308,605
5% 7/1/29	470,000	512,970
5% 1/1/30	470,000	515,245
5% 7/1/30	520,000	573,951
5% 1/1/31	520,000	572,184
5% 7/1/31	535,000	591,972
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/32	4,080,000	4,349,135
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 B:
5% 12/1/35	3,425,000	3,532,176
5% 12/1/36	5,140,000	5,278,547
Series 2016 C:
5% 12/1/24	485,000	493,668
5% 12/1/25	565,000	583,561
5% 12/1/26	945,000	990,218
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,360,000	8,714,418
4% 4/15/48	6,530,000	5,885,459
5% 4/15/48	8,855,000	9,029,772
TOTAL SOUTH CAROLINA		56,614,250
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2017:
5% 7/1/30	805,000	867,461
5% 7/1/35	685,000	724,611
Series 2020 A, 3% 9/1/45	2,245,000	1,725,279
TOTAL SOUTH DAKOTA		3,317,351
Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 4% 8/1/44	1,700,000	1,576,620
Series 2019 A2:
5% 8/1/37	810,000	850,107
5% 8/1/44	1,125,000	1,159,656
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,445,000	1,963,277
5.25% 10/1/58	7,340,000	7,155,120
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/25	1,225,000	1,254,676
5% 5/1/27	1,160,000	1,229,712
5% 5/1/29	1,170,000	1,237,152
5% 5/1/30	2,260,000	2,390,792
5% 5/1/31	1,190,000	1,258,482
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	790,000	778,722
TOTAL TENNESSEE		20,854,316
Texas - 6.6%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2023, 5% 7/1/38	4,245,000	4,817,470
Bryan Tex For Previous Issuess Series 2020, 2.125% 8/15/34	740,000	623,679
Central Reg'l. Mobility Auth.:
Series 2020 A, 5% 1/1/49	3,720,000	3,860,911
Series 2020 B, 5% 1/1/45	1,650,000	1,721,412
Collin County Series 2022, 4% 2/15/39	1,275,000	1,287,258
Coppell Tex Series 2020, 1.375% 2/1/35	1,470,000	1,095,849
Dallas Area Rapid Transit Sales Tax Rev. Series 2020 A, 5% 12/1/45	1,355,000	1,453,461
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	3,220,000	3,343,445
4% 11/1/35	2,860,000	2,942,617
Series 2021 B, 5% 11/1/43	2,325,000	2,499,766
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/46	1,700,000	1,608,338
4% 3/1/51	2,125,000	1,956,556
Grand Parkway Trans. Corp.:
Series 2018 A:
5% 10/1/36	4,720,000	5,082,698
5% 10/1/37	9,440,000	10,113,812
5% 10/1/43	5,195,000	5,474,184
Series 2020 C, 4% 10/1/49	2,740,000	2,628,224
Greenville Gen. Oblig. Series 2021, 2% 2/15/33	1,055,000	878,045
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	1,890,000	2,046,951
Houston Arpt. Sys. Rev. Series 2018 D:
5% 7/1/29	1,795,000	1,960,775
5% 7/1/30	2,360,000	2,578,792
5% 7/1/31	2,125,000	2,312,674
5% 7/1/32	1,890,000	2,051,069
5% 7/1/39	6,685,000	7,057,692
Houston Util. Sys. Rev. Series 2016 B, 5% 11/15/33	1,320,000	1,391,070
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	995,000	1,027,751
5% 10/15/34	1,575,000	1,624,250
5% 10/15/35	1,145,000	1,176,519
5% 10/15/44	790,000	790,604
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/33	4,260,000	4,634,425
5% 5/15/35	2,005,000	2,168,212
Series 2015 B:
5% 5/15/30	4,250,000	4,374,744
5% 5/15/31	6,800,000	6,994,853
Mansfield Tex Series 2020:
2.125% 2/15/34	1,355,000	1,173,745
2.375% 2/15/36	850,000	724,804
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,415,000	1,516,919
5% 8/15/47	1,140,000	1,168,216
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	1,985,000	2,068,198
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,345,000	1,408,411
5% 1/1/34	945,000	998,858
5% 1/1/35	1,225,000	1,291,351
5% 1/1/36	1,135,000	1,191,638
5% 1/1/37	4,440,000	4,641,555
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	250,000	261,786
5% 1/1/31	350,000	366,227
5% 1/1/33	1,415,000	1,498,114
Series 2014, 5% 1/1/24	170,000	171,114
Series 2015 A, 5% 1/1/32	1,465,000	1,492,434
Series 2016 A:
5% 1/1/32	2,830,000	2,957,616
5% 1/1/39	945,000	971,846
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	14,265,000	11,868,952
Series 2021 B, 3% 1/1/46	4,000,000	3,066,998
Plano Gen. Oblig. Series 2018, 3.37% 9/1/37	900,000	830,374
Prosper Independent School District Series 2021 A, 3% 2/15/37	1,585,000	1,420,125
San Antonio Elec. & Gas Sys. Rev. Series 2017:
5% 2/1/32	1,180,000	1,273,890
5% 2/1/34	1,415,000	1,523,822
San Antonio Independent School District Series 2016, 5% 8/15/31	1,900,000	2,009,881
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	710,000	759,187
5% 10/1/41	1,415,000	1,486,318
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2015, 5% 9/1/30	4,720,000	4,801,045
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/41	7,620,000	7,841,854
Series 2018 B, 5% 7/1/43	1,320,000	1,371,742
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	3,462,176	3,102,886
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	2,565,000	2,544,574
Series A, 3.5% 3/1/51	2,430,000	2,370,783
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 12/31/36	1,920,000	1,845,639
4% 6/30/37	2,830,000	2,698,713
4% 12/31/37	3,775,000	3,579,271
4% 12/31/38	2,125,000	2,004,290
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A, 5% 3/15/31	1,890,000	2,015,842
Series 2019 A:
4% 3/15/34	2,125,000	2,192,495
4% 3/15/35	1,890,000	1,936,978
Texas Wtr. Dev. Board Rev.:
Series 2018 B, 5% 4/15/49	1,765,000	1,859,189
Series 2021, 2.5% 10/15/39	2,000,000	1,602,869
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/33	3,305,000	3,435,462
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2016 B, 5% 7/1/29	885,000	929,678
Series 2023 A, 5% 7/1/40	1,880,000	2,123,842
Waco Gen. Oblig. Series 2020:
2.125% 2/1/35	1,230,000	1,044,148
2.25% 2/1/36	1,610,000	1,350,665
TOTAL TEXAS		192,372,450
Utah - 1.2%
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,550,000	1,642,796
5% 7/1/35	1,415,000	1,494,699
5% 7/1/36	1,415,000	1,487,308
5% 7/1/37	945,000	988,630
Series 2021 B:
5% 7/1/46	5,225,000	5,609,440
5% 7/1/51	21,060,000	22,355,685
Weber School District Utah (Utah School District Bond Guaranty Prog.) Series 2019, 2.375% 6/15/36	730,000	609,223
TOTAL UTAH		34,187,781
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,265,000	2,175,353
5% 10/15/46	2,645,000	2,466,197
TOTAL VERMONT		4,641,550
Virginia - 1.5%
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	1,120,000	1,286,480
5% 8/1/35	1,230,000	1,403,510
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/26	1,850,000	1,866,066
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	2,010,000	1,416,278
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	350,000	340,000
Series 2016:
4% 6/15/37	325,000	316,369
5% 6/15/28	945,000	983,833
5% 6/15/33	210,000	218,032
5% 6/15/36	945,000	971,829
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A, 4% 2/1/35	16,100,000	16,855,976
(21st Century College and Equip. Programs):
Series 2023 A, 5% 2/1/37	2,750,000	3,163,421
Series 2023 B, 5% 2/1/34	6,750,000	7,976,966
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	450,000	488,504
5% 5/15/33	1,890,000	2,050,937
Virginia St Pub. School Auth. Spl. O Series 2023, 5% 8/1/38	2,810,000	3,254,113
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,360,000	2,392,554
TOTAL VIRGINIA		44,984,868
Washington - 3.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,192,978
King County Gen. Oblig. Series 2021 A, 2% 1/1/37	535,000	411,575
Pierce County Gen. Oblig. Series 2019 A, 2.35% 7/1/33	3,795,000	3,381,259
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,180,000	1,207,562
5% 2/1/28	1,890,000	1,971,955
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	945,000	989,774
5% 1/1/38	945,000	989,154
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	11,755,000	11,321,101
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/34	905,000	927,471
Series 2017 D, 5% 2/1/33	1,985,000	2,114,287
Series 2021 A, 5% 6/1/35	4,000,000	4,520,044
Series R-2017 A:
5% 8/1/28	890,000	938,882
5% 8/1/30	890,000	939,144
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	380,000	383,038
5% 7/1/31	810,000	817,611
5% 7/1/34	2,495,000	2,512,148
5% 7/1/35	2,220,000	2,226,139
5% 7/1/36	2,125,000	2,121,301
5% 7/1/42	8,705,000	8,579,974
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/30	1,135,000	1,203,432
5% 10/1/31	1,415,000	1,497,080
5% 10/1/32	975,000	1,028,490
5% 10/1/33	2,360,000	2,487,906
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,125,000	2,221,984
5% 8/15/30	945,000	988,988
Series 2017 B, 4% 8/15/41	6,845,000	6,407,470
Series 2019 A1:
5% 8/1/34	1,790,000	1,917,317
5% 8/1/37	945,000	991,792
Series 2019 A2:
5% 8/1/35	2,695,000	2,868,691
5% 8/1/39	1,055,000	1,099,534
Series 2020, 5% 9/1/55	9,515,000	9,899,622
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	3,245,000	2,430,464
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,510,000	1,552,656
5% 10/1/35	945,000	969,040
5% 10/1/40	1,535,000	1,550,804
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (e)	100,000	92,073
5% 7/1/33 (e)	325,000	298,678
5% 7/1/38 (e)	100,000	86,755
5% 7/1/48 (e)	300,000	241,060
TOTAL WASHINGTON		87,379,233
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/33	1,735,000	1,789,642
Wisconsin - 1.9%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 4% 1/1/45	1,415,000	1,329,111
Howard Suamico Scd Series 2021, 2% 3/1/38	1,165,000	875,063
Kohler Wis School District Series 2021, 2% 3/1/38	620,000	459,411
Mauston School District Series 2021, 1.8% 3/1/37	2,840,000	2,021,934
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	575,000	567,034
5.25% 10/1/48	575,000	554,905
Pub. Fin. Auth. Hosp. Rev.:
Series 2019 A, 5% 10/1/44	5,820,000	6,001,932
Series 2020 A, 3% 6/1/45	3,000,000	2,233,184
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	500,000	497,016
5% 5/15/28 (e)	550,000	539,650
5.25% 5/15/37 (e)	180,000	170,511
5.25% 5/15/42 (e)	220,000	200,153
5.25% 5/15/47 (e)	220,000	193,414
5.25% 5/15/52 (e)	410,000	354,055
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	485,000	429,186
5% 10/1/48 (e)	625,000	534,239
5% 10/1/53 (e)	1,615,000	1,348,022
Roseman Univ. of Health:
Series 2020:
5% 4/1/50 (e)	985,000	913,861
5% 4/1/50 (Pre-Refunded to 4/1/30 @ 100) (e)	100,000	113,191
Series 2021 A:
3% 7/1/50	1,740,000	1,243,916
4.5% 6/1/56 (e)	12,205,000	9,131,116
Series 2021 B, 6.5% 6/1/56 (e)	3,990,000	3,247,761
Westosha Cent High School District Series 2021:
1.75% 3/1/34	1,850,000	1,496,641
2% 3/1/41	1,575,000	1,092,194
Wisconsin Health & Edl. Facilities:
Series 2014:
4% 5/1/33	1,395,000	1,397,452
5% 5/1/25	730,000	736,058
Series 2015, 5% 12/15/44	7,315,000	7,353,027
Series 2017 A:
5% 9/1/30 (Pre-Refunded to 9/1/27 @ 100)	1,200,000	1,291,431
5% 9/1/32 (Pre-Refunded to 9/1/27 @ 100)	1,040,000	1,119,240
Series 2019 A, 5% 11/1/39	3,975,000	3,406,740
Series 2019 B1, 2.825% 11/1/28	1,125,000	997,419
Series 2019 B2, 2.55% 11/1/27	215,000	201,963
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 6/1/39	1,125,000	1,115,634
Wisconsin Rapids School District Series 2021, 2% 4/1/36	1,110,000	868,280
TOTAL WISCONSIN		54,034,744
TOTAL MUNICIPAL BONDS (Cost $2,941,682,795)		2,820,108,956

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 4.28% (h)(i) (Cost $68,080,704)	68,060,479	68,087,715

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $3,009,763,499)	2,888,196,671
NET OTHER ASSETS (LIABILITIES) - 0.8%	23,938,163
NET ASSETS - 100.0%	2,912,134,834

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,976,145 or 1.7% of net assets.

(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 4.28%	93,599,434	121,306,988	146,829,600	1,565,306	4,663	6,230	68,087,715	6.5%
Total	93,599,434	121,306,988	146,829,600	1,565,306	4,663	6,230	68,087,715

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	2,820,108,956	-	2,818,923,956	1,185,000

Money Market Funds	68,087,715	68,087,715	-	-
Total Investments in Securities:	2,888,196,671	68,087,715	2,818,923,956	1,185,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,941,682,795)	$2,820,108,956
Fidelity Central Funds (cost $68,080,704)	68,087,715

Total Investment in Securities (cost $3,009,763,499)		$2,888,196,671
Cash		99,784
Receivable for investments sold
Regular delivery		9,123
Delayed delivery		3,151,997
Receivable for fund shares sold		3,788,941
Interest receivable		28,825,170
Distributions receivable from Fidelity Central Funds		180,085
Prepaid expenses		2,005
Receivable from investment adviser for expense reductions		488,936
Other receivables		359
Total assets		2,924,743,071
Liabilities
Payable for investments purchased
Regular delivery	$680,040
Delayed delivery	5,281,030
Payable for fund shares redeemed	2,609,678
Distributions payable	2,904,999
Accrued management fee	834,755
Other affiliated payables	258,757
Other payables and accrued expenses	38,978
Total Liabilities		12,608,237
Net Assets		$2,912,134,834
Net Assets consist of:
Paid in capital		$3,081,009,696
Total accumulated earnings (loss)		(168,874,862)
Net Assets		$2,912,134,834
Net Asset Value, offering price and redemption price per share ($2,912,134,834 ÷ 268,904,110 shares)		$10.83

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Interest		$44,554,051
Income from Fidelity Central Funds		1,565,306
Total Income		46,119,357
Expenses
Management fee	$4,980,536
Transfer agent fees	1,302,276
Accounting fees and expenses	249,799
Custodian fees and expenses	14,112
Independent trustees' fees and expenses	4,855
Registration fees	83,007
Audit	32,961
Legal	6,546
Miscellaneous	8,170
Total expenses before reductions	6,682,262
Expense reductions	(3,165,780)
Total expenses after reductions		3,516,482
Net Investment income (loss)		42,602,875
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,979,011)
Fidelity Central Funds	4,663
Total net realized gain (loss)		(1,974,348)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(32,484,212)
Fidelity Central Funds	6,230
Total change in net unrealized appreciation (depreciation)		(32,477,982)
Net gain (loss)		(34,452,330)
Net increase (decrease) in net assets resulting from operations		$8,150,545

Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	Year ended January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,602,875	$90,309,171
Net realized gain (loss)	(1,974,348)	(56,391,120)
Change in net unrealized appreciation (depreciation)	(32,477,982)	(252,367,742)
Net increase (decrease) in net assets resulting from operations	8,150,545	(218,449,691)
Distributions to shareholders	(42,047,310)	(90,744,332)

Share transactions
Proceeds from sales of shares	312,451,048	1,285,693,354
Reinvestment of distributions	25,198,551	50,620,037
Cost of shares redeemed	(268,994,445)	(2,668,009,654)

Net increase (decrease) in net assets resulting from share transactions	68,655,154	(1,331,696,263)
Total increase (decrease) in net assets	34,758,389	(1,640,890,286)

Net Assets
Beginning of period	2,877,376,445	4,518,266,731
End of period	$2,912,134,834	$2,877,376,445

Other Information
Shares
Sold	28,857,048	118,888,176
Issued in reinvestment of distributions	2,332,590	4,670,605
Redeemed	(24,892,337)	(244,286,870)
Net increase (decrease)	6,297,301	(120,728,089)

Fidelity® Tax-Free Bond Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.96	$11.79	$12.25	$12.13	$11.37	$11.39
Income from Investment Operations
Net investment income (loss) A,B	.161	.304	.291	.312	.337	.340
Net realized and unrealized gain (loss)	(.133)	(.828)	(.427)	.152	.772	.003
Total from investment operations	.028	(.524)	(.136)	.464	1.109	.343
Distributions from net investment income	(.158)	(.304)	(.291)	(.312)	(.337)	(.340)
Distributions from net realized gain	-	(.002)	(.033)	(.032)	(.012)	(.023)
Total distributions	(.158)	(.306)	(.324)	(.344)	(.349)	(.363)
Net asset value, end of period	$10.83	$10.96	$11.79	$12.25	$12.13	$11.37
Total Return C,D	.27%	(4.38)%	(1.16)%	3.94%	9.87%	3.09%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.25% G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.99% G	2.78%	2.39%	2.62%	2.86%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$2,912,135	$2,877,376	$4,518,267	$4,474,910	$4,458,835	$3,611,503
Portfolio turnover rate H	3% G	11% I	8%	19%	8%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023

1. Organization.
Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, redemption in-kind and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$28,438,591
Gross unrealized depreciation	(148,975,279)
Net unrealized appreciation (depreciation)	$(120,536,688)
Tax cost	$3,008,733,359

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(35,814,736)
Long-term	(10,369,613)
Total capital loss carryforward	$(46,184,349)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4 Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Tax-Free Bond Fund	157,264,418	35,465,761
5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Tax-Free Bond Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Tax-Free Bond Fund	-	5,300,000	-

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Tax-Free Bond Fund	16,954,008	(10,197,768)	180,390,645

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Tax-Free Bond Fund	$2,736

7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through May 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,117,814.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $879.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $47,087.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® Tax-Free Bond Fund	.25%
Actual		$ 1,000	$ 1,002.70	$ 1.24
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.762414.122
SFB-SANN-0923

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2023